April 28, 2004

Securities and Exchange Commission
450 5 Street, N.W.
Washington  DC  50549

RE:  Midland National Life Separate Account C File Number 333-108437

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 1 to the above referenced Registration Statement.

This amendment is being filed pursuant to paragraph (b) Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any questions about this filing, please contact Fred Bellamy of Sutherland Asbill and Brennan LLP at 202-383-0126.



/s/


Terri Silvius
Director - Compliance
Variable Operations

cc:  Frederick R. Bellamy
     Sutherland Asbill & Brennan LLP

                      As filed with the Securities and Exchange Commission on April 29, 2004
                                                                                       Registration Nos. 333-108437

-------------------------------------------------------------------------------------------------------------------

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
-------------------------------------------------------------------------------------------------------------------

                                                     FORM N-4

                             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        |_|
                                          Pre-Effective Amendment No.                                       |X|
                                        Post-Effective Amendment No. __1__  and

                               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                          |_|
                                                  ACT OF 1940
                                               Amendment No.  17                                            |X|
                                                             -----

                                     MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                            (Exact Name of Registrant)

                                      MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                (Name of Depositor)

                                     One Midland Plaza, Sioux Falls, SD 57193
                               (Address of Depositor's Principal Executive Offices)

                                Depositor's Telephone Number, including Area Code:
                                                  (605) 335-5700

Name and Address of Agent for Service:                                 Copy to:

Stephen P. Horvat, Jr.                                                 Frederick R. Bellamy, Esq.
Senior Vice President, Secretary and General Counsel                   Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607

It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On   May 1, 2004   pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On                       pursuant to paragraph (a) of Rule 485
                 -------------------

                                       Title of securities being registered:
                                                   Advantage II
                              Individual Flexible Premium Variable Annuity Contracts.



                    Advantage II Variable Annuity Prospectus

                                   May 1, 2004

                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

              Phone: (877) 586-0240 (toll free) Fax: (866) 270-9565


Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.


The Advantage II Variable Annuity (the "contract") is a flexible premium deferred annuity designed to be useful to You in meeting Your long-term savings and retirement needs. The minimum initial premium for a Non-Qualified contract is $10,000. The minimum initial premium for a Qualified contract is $2,000.


If You elect the Premium Bonus Rider, We will add the premium bonus to each premium payment that You make in the first contract year. Electing the Premium Bonus Rider may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Premium Bonus Rider. Your expenses will be higher if You elect the Premium Bonus Rider and over time, the value of the premium bonus may be more than offset by the extra fee charged for the Premium Bonus Rider.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 or contacting us at the numbers above. The SAI, dated May 1, 2004, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus.

You may allocate Your premiums to Our Fixed Account and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can choose among the fifty-six investment divisions shown on the following page. The mutual fund portfolios are part of the following series funds or trusts:


o         Alger American Fund                                   o         Janus Aspen Series
o         American Century Variable Portfolios, Inc.            o         Lord Abbett Series Fund, Inc
o         Calvert Variable Series, Inc.                         o         MFS(R)Variable Insurance TrustSM
o         Fidelity's Variable Insurance Products Fund Initial   o         PIMCO Variable Insurance Trust
          Class, and Service Class 2
o         INVESCO Variable Investment Funds, Inc                o         Rydex Variable Trust
o         J.P. Morgan Series Trust II                           o         Van Eck Worldwide Insurance Trust


Your accumulation value in the investment divisions will increase or decrease based on investment performance. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The contracts involve investment risk, including possible loss of principal.

The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.

                                              SEPARATE ACCOUNT INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
1.        Alger American Growth Portfolio                 29.       INVESCO VIF-Health Sciences Fund
--------------------------------------------------------------------------------------------------------------------------
2.        Alger American Leveraged AllCap Portfolio       30.       INVESCO VIF-Technology Fund
--------------------------------------------------------------------------------------------------------------------------
3.        Alger American Mid-Cap Growth Portfolio         31.       INVESCO VIF-Utilities Fund
--------------------------------------------------------------------------------------------------------------------------
4.        Alger American Small Capitalization Portfolio   32.       J.P. Morgan Bond Portfolio (Series Trust II)
--------------------------------------------------------------------------------------------------------------------------
5.        American Century VP Balanced Portfolio          33.       J.P. Morgan Small Company Portfolio  (Series Trust II)
--------------------------------------------------------------------------------------------------------------------------
6.        American Century VP Capital Appreciation        34.       Janus Aspen Series Growth & Income Portfolio
          Portfolio
--------------------------------------------------------------------------------------------------------------------------
7.        American Century VP Income & Growth             35.       Lord Abbett Series Fund, Inc. Growth & Income
          Portfolio                                                 Portfolio
--------------------------------------------------------------------------------------------------------------------------
8.        American Century VP International Portfolio     36.       Lord Abbett Series Fund, Inc. International Portfolio
--------------------------------------------------------------------------------------------------------------------------
9.        American Century VP Value Portfolio             37.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                    Portfolio
--------------------------------------------------------------------------------------------------------------------------
10.       Calvert VS Social Equity Portfolio              38.       MFS(R)VIT Emerging Growth Series
--------------------------------------------------------------------------------------------------------------------------
11.       Calvert VS Social Mid Cap Growth Portfolio      39.       MFS(R)VIT Investors Trust Series
--------------------------------------------------------------------------------------------------------------------------
12.       Calvert VS Social Small Cap Growth Portfolio    40.       MFS(R)VIT New Discovery Series
--------------------------------------------------------------------------------------------------------------------------
13.       Fidelity VIP Asset Manager: Growth Portfolio    41.       MFS(R)VIT Research Series
--------------------------------------------------------------------------------------------------------------------------
14.       Fidelity VIP Asset Managersm Portfolio          42.       PIMCO VIT High Yield Portfolio
--------------------------------------------------------------------------------------------------------------------------
15.       Fidelity VIP Balanced Portfolio                 43.       PIMCO VIT Low Duration Portfolio
--------------------------------------------------------------------------------------------------------------------------
16.       Fidelity VIP Contrafund(R)Portfolio             44.       PIMCO VIT Real Return Portfolio
--------------------------------------------------------------------------------------------------------------------------
17.       Fidelity VIP Equity-Income Portfolio            45.       PIMCO VIT Total Return Portfolio
--------------------------------------------------------------------------------------------------------------------------
18.       Fidelity VIP Growth & Income Portfolio          46.       Rydex VT Arktos Fund
--------------------------------------------------------------------------------------------------------------------------

19.       Fidelity VIP Growth Opportunities Portfolio     47.       Rydex VT Juno Fund

--------------------------------------------------------------------------------------------------------------------------

20.       Fidelity VIP Growth Portfolio                   48.       Rydex VT Nova Fund

--------------------------------------------------------------------------------------------------------------------------

21.       Fidelity VIP High Income Portfolio              49.       Rydex VT OTC Fund

--------------------------------------------------------------------------------------------------------------------------

22.       Fidelity VIP Index 500 Portfolio                50.       Rydex VT Juno Fund

--------------------------------------------------------------------------------------------------------------------------

23.       Fidelity VIP Investment Grade Bond Portfolio    51.       Rydex VT U.S. Government Money Market Fund

--------------------------------------------------------------------------------------------------------------------------

24.       Fidelity VIP MidCap Portfolio                   52.       Rydex VT Ursa Fund

--------------------------------------------------------------------------------------------------------------------------
25.       Fidelity VIP Money Market Portfolio             53.       Van Eck Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------------------------
26.       Fidelity VIP Overseas Portfolio                 54.       Van Eck Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------------

27.       Fidelity VIP Value Strategies Portfolio         55.       Van Eck Worldwide Hard Assets Fund

--------------------------------------------------------------------------------------------------------------------------

28.       INVESCO VIF-Financial Services Fund             56.       Van Eck Worldwide Real Estate Fund

--------------------------------------------------------------------------------------------------------------------------


This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.


You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the funds.


                                TABLE OF CONTENTS
                                                                                                                           PAGE


DEFINITIONS...........................................................................................................11
SUMMARY...............................................................................................................13
      Features of Advantage II Variable Annuity.......................................................................13
            Your "Free Look" Right....................................................................................13
            Your Accumulation Value...................................................................................13
            Flexible Premium Payments.................................................................................14
            Optional Premium Bonus Rider..............................................................................14
            Investment Choices........................................................................................15
            Transfers.................................................................................................17
            Surrenders................................................................................................17
            Annuitization Bonus Rider.................................................................................18
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................18
            Risk of Increase in Fees and Charges......................................................................18
            Effects of Market Timing..................................................................................19
      FEE TABLE.......................................................................................................19
            Periodic Charges Other Than Portfolio Expenses............................................................19
            Range of Annual Operating Expenses for the Portfolios1....................................................20
      EXPENSE EXAMPLES................................................................................................20
      Financial Information...........................................................................................21
      Charges and Fees................................................................................................21
            Surrender Charge..........................................................................................22
            Mortality and Expense Risk Charge.........................................................................23
            Annual Maintenance Fee....................................................................................23
            Transfer Fee..............................................................................................23
            Premium Taxes.............................................................................................23
            Optional Rider Charge.....................................................................................23
      Optional premium bonus Rider....................................................................................23
Additional Information About Advantage II.............................................................................25
      Suitability of the Contracts....................................................................................25
      Death Benefit...................................................................................................25
      Other Products..................................................................................................25
      Inquiries And Correspondence....................................................................................26
      State Variations................................................................................................26
SEPARATE ACCOUNT C AND THE FUNDS......................................................................................27
      Our Separate Account And Its Investment Divisions...............................................................27
            The Funds.................................................................................................27
            Investment Policies Of The Funds' Portfolios..............................................................27
            Availability of the Portfolios............................................................................33
      Amounts In Our Separate Account.................................................................................33
      We Own The Assets Of Our Separate Account.......................................................................34
      Our Right To Change How We Operate Our Separate Account.........................................................34
THE FIXED ACCOUNT.....................................................................................................35
DETAILED INFORMATION ABOUT THE CONTRACT...............................................................................36
      Requirements for Issuance of a Contract.........................................................................36
      Free Look.......................................................................................................37
      Tax-Free "Section 1035" Exchanges...............................................................................37
      Allocation of Premium Payments..................................................................................38
            Changing Your Premium Allocation Percentages..............................................................38
            Optional Premium Bonus Rider..............................................................................38
      Your Accumulation Value.........................................................................................39
            Transfers of Accumulation Value...........................................................................39
      transfer limitations............................................................................................40
      Surrenders......................................................................................................42
      Loans...........................................................................................................44
      Dollar Cost Averaging...........................................................................................45
            Fixed Account Dollar Cost Averaging ("Fixed Account DCA").................................................46
      Portfolio Rebalancing...........................................................................................47
      Fixed Account Earnings Sweep Program............................................................................47
      Systematic Withdrawals..........................................................................................48
      Free Surrender Amount...........................................................................................49
            Waiver of Surrender Charges for Nursing Home Confinement Rider............................................49
      Death Benefit...................................................................................................49
      Payment of Death Benefits.......................................................................................51
CHARGES, FEES AND DEDUCTIONS..........................................................................................51
      Surrender Charges on Surrenders.................................................................................51
      Mortality and Expense Risk Charge...............................................................................52
      Annual Maintenance Fee..........................................................................................52
      OPTIONAL premium bonus Rider Charge.............................................................................52
      Transfer Charge.................................................................................................52
      loan charge.....................................................................................................53
      Charges In The Funds............................................................................................53
      Premium Taxes...................................................................................................53
      Other Taxes.....................................................................................................53
FEDERAL TAX STATUS....................................................................................................53
      Introduction....................................................................................................54
      Annuity Contracts in General....................................................................................54
            Qualified and Non-Qualified Contracts.....................................................................54
            Loans.....................................................................................................56
            Diversification and Distribution Requirements.............................................................56
            Surrenders - Non-Qualified Contracts......................................................................56
            Multiple Contracts........................................................................................57
            Withholding...............................................................................................57
            Annuity Payments..........................................................................................57
            Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................58
            Taxation of Death Benefit Proceeds........................................................................58
            Transfers, Assignments or Exchange of Contracts...........................................................58
            Possible Tax Law Changes..................................................................................58
            Separate Account Charges..................................................................................58
      MATURITY DATE...................................................................................................58
            Selecting An Annuity Option...............................................................................59
            Fixed Options.............................................................................................60
            Variable Options..........................................................................................60
            Payout Options............................................................................................61
            Annuitization Bonus Rider.................................................................................61
            Transfers after the Maturity Date.........................................................................62
ADDITIONAL INFORMATION................................................................................................62
      Midland National Life Insurance Company.........................................................................62
      Fund Voting Rights..............................................................................................62
            How We Determine Your Voting Shares.......................................................................63
            Voting Privileges of Participants In Other Companies......................................................63
      Our Reports to Owners...........................................................................................63
      Contract Periods, Anniversaries.................................................................................64
      Dividends.......................................................................................................64
      Performance.....................................................................................................64
      change of address notification..................................................................................65
      modification to your contract...................................................................................65
      Your Beneficiary................................................................................................65
      Assigning Your Contract.........................................................................................66
      When We Pay Proceeds From This Contract.........................................................................66
      Distribution of the contracts...................................................................................66
      Regulation......................................................................................................68
      Discount for Employees of Sammons Enterprises, Inc..............................................................68
      Legal Matters...................................................................................................69
      Financial Statements............................................................................................69
Statement of Additional Information...................................................................................70


                                   DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.


Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.


Accumulation Value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.


Annuitant means the person(s), designated by the owner, to whom periodic income will be paid. This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. The annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Attained Age means the issue age plus the number of complete contract years since the issue date.


Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the owner or annuitant.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading (generally 3:00 p.m. Central Time).


Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.

Contract Year means a year that starts on the issue date or on each anniversary thereafter.


Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner or annuitant if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the owner or annuitant and an election of how the death benefit is to be paid, and any other required documents or forms.


Executive Office means Our office located at One Midland Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, payments, and inquiries.

Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries and contract years are determined.


Maturity Date means the date, specified in Your contract on which income payments will begin. The earliest possible maturity date is the 9th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.


Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person who purchases a Advantage II Variable Annuity contract and makes the premium payments and is referred to as "You." The owner is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after an annuity is effected. On or after the maturity date, the annuitant will be the payee. If the annuitant or the owner dies prior to the maturity date, then the beneficiary is the payee.


Principal Office means where You can contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:


                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266

                        Phone: (877) 586-0240 (toll free)
                               Fax: (866) 270-9565


Proof of Death means a certified copy of the death certificate or any other proof satisfactory to the Company.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender minus any surrender charge, non-vested premium bonus (if any), premium tax and annual maintenance fee.


Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

SUMMARY


In this prospectus "We", "Our", "Us", Midland National, and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant", because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. This summary must be read along with that detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.


FEATURES OF ADVANTAGE II VARIABLE ANNUITY

The Advantage II Variable Annuity contract provides You with a basic contract to which You can add an optional rider. If You choose to add this rider, a corresponding charge will be deducted. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.

The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract).

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your "Free Look" Right

You have a right to examine the contract and return it to Us for any reason. Your request generally must be postmarked no later than 10 days (or as required by state law) after You receive Your contract. (see "Free Look" on page 39 for more details).



Your Accumulation Value
Your accumulation value depends on:

     o    the amount and frequency of premium payments,

     o    the selected portfolio's investment experience,

     o    interest earned on amounts allocated to the Fixed Account,

     o    partial surrenders, and

     o    charges and deductions.


You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account. (See "Your Accumulation Value" on page 41).



Flexible Premium Payments
You may pay premiums whenever You want and in whatever amount You want, within certain limits. We generally require an initial minimum premium of at least $10,000. However, if You purchase a qualified contract, We may accept an initial premium of only $2,000. Other premium payments must be at least $50.

You may choose a planned periodic premium. You need not pay premiums according to the planned schedule.


Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $5,000,000. The maximum amount of premium that currently can be allocated or transferred to the Fixed Account prior to the maturity date is limited to $1,000,000 without prior approval from Us. We reserve the right to further restrict or even eliminate the ability to allocate or transfer to the Fixed Account.


Optional Premium Bonus Rider

If You select the Premium Bonus Rider, then We will apply a credit of 6% to each premium payment that You make in the first contract year. In exchange for this credit, We will charge You an additional fee of 0.65% against Your Separate Account accumulation value each year during the first nine contract years. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years. Over time, the amount of the fees (and interest reductions) may exceed the amount of the premium bonus credited. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa.


Because the 0.65% charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in years one through nine, but no premium bonus will be credited with respect to premium payments made anytime after the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the bonus amount. In the event of death, withdrawal, annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                         VESTING OF BONUS SCHEDULE

           Contract Year                     Amount Of Bonus Vested
           -------------                     ----------------------
                 1                            4/12 of bonus amount
                 2                            5/12 of bonus amount
                 3                            6/12 of bonus amount
                 4                            7/12 of bonus amount
                 5                            8/12 of bonus amount
                 6                            9/12 of bonus amount
                 7                           10/12 of bonus amount
                 8+                          12/12 of bonus amount

Investment Choices

You may allocate Your accumulation value to the investment divisions of Our Separate Account or to Our Fixed Account, which pays interest at a declared rate, or to a combination of these options. For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 37


For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "The Funds" on page 29).


Each portfolio pays a different investment management or advisory fee and different operating expenses. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 29.


Transfers

You may transfer Your accumulation value among the investment divisions and between the Fixed Account and the investment divisions before the maturity date (although We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners). The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 37 for details. After the maturity date, You may make two transfers each year among the Separate Account investment divisions.


We require a minimum amount, usually $200 (or 100% of an investment division if less than $200), for each transfer.


Currently, We do not charge for making transfers. However, We reserve the right to assess a $15 administrative charge for each transfer after the 12th transfer in a contract year. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. See definition of "Business Day" on page 14. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 37. For restrictions on transfers due to market timing, see "Transfer Limitations" on page 42.


Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 49). (Your retirement plan may restrict surrenders.) You may withdraw up to 10% of Your net premiums (premiums less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. (See "Free Surrender Amount" on page 50). We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select. A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 52, "FEDERAL TAX STATUS" on page 55, and "Selecting An Annuity Option" on page 60.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.


Annuitization Bonus Rider
This rider will be attached to all contracts. When You decide to annuitize Your contract, We will credit Your accumulation value with an additional percentage (of the Accumulation Value) based on the pay-out option You choose as follows:

     o A 4% annuitization bonus will be credited on any payout option available under this contract that guarantees payment for ten or more years.

     o A 2% annuitization bonus will be credited on all other payout options available under this contract with the exception of Income for a Specified Amount for a period of less than 5 years. If this option is chosen and results in a payout period of less than 5 years, no bonus will be paid.

There is no additional charge for the annuitization bonus rider.

This rider terminates on the earliest of:


     o    the date the Contract to which it is attached terminates;

     o    the Maturity Date; or

     o full surrender of the Contract or death of the Owner or Annuitant, where the Beneficiary does not continue the Contract under Spousal Continuance.

Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued with annuitants age 75 or less at no additional charge. After the first contract year, We will increase the annual free surrender amount available under this contract from 10% of the net premiums to 20% of the net premiums if the annuitant is confined to a qualified nursing care center for a period of at least 90 days and the confinement is medically necessary. See "Waiver of Surrender Charges for Nursing Home Confinement Rider" on page 50 for more details.

Risk of Increase in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum level.

Effects of Market Timing
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading) can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage"); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

     Contract Owner Transaction Expenses                    Charge

     Sales Load Imposed on Purchase                         None
     Maximum Surrender Charge (as a percentage of           9.00%
     premiums withdrawn)
     Transfer Fee                                           $0-$151
     Maximum TSA Net Loan Interest Rate* (of amount         3.0%
in loan account)

* The net loan interest rate is the maximum interest rate We charge (4.5%) less the amount We credit to the Fixed Account balance (1.5%).

Periodic Charges Other Than Portfolio Expenses

The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                                               Guaranteed           Current
                                                                                 Maximum            Charge

Annual Maintenance Fee2                                                            $60                $30
Separate Account Annual Expenses
(as a percentage of average accumulation value)
Mortality and Expense Risk Charge                                                 1.40%              1.40%
Annuitization Bonus Rider                                                          0%                  0%
Waiver of Surrender Charges for Nursing Home Confinement Rider                     0%                  0%
Optional Premium Bonus Rider Charge - (for first nine contract years)             0.70%              0.65%
Total Separate Account Expenses with the Optional Rider Charge                    2.10%              2.05%



     1 We reserve the right to impose a $15 charge for each transfer after the twelve (12th) transfer in a contract year.

     2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.17% (guaranteed) or 0.09% (current) based on the estimated average accumulation value.

Range of Annual Operating Expenses for the Portfolios1
The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2003 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

Total Annual Portfolio Company Operating Expenses            Lowest      Highest
(expenses that are deducted from portfolio company
assets, including management fees, distribution,
and/or service (12b-1) fees and other expenses)              0.29%        3.42.%


     1The portfolio expenses used to prepare this table were provided to Us by the fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2003. Current or future expenses may be higher or lower than those shown.

For information concerning compensation paid for the sale of the contracts, see "Distribution of the contracts" on page 67.


EXPENSE EXAMPLES


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2003).


Both examples assume that You invest $10,000 in the contract for the time periods indicated.
The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:


Example 1: Optional Premium Bonus Rider is elected; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).


     (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ -----------

                           1 Year       3 Years      5 Years      10 Years

                           ------------ ------------ ------------ -----------

                           $1,412       $2,421       $3,415       $5,695

                           ------------ ------------ ------------ -----------

     (2) If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------

                           1 Year       3 Years      5 Years      10 Years

                           ------------ ------------ ------------ -----------

                                  $602       $1,791       $2,965      $5,695

                           ------------ ------------ ------------ -----------


Example 2: Optional Premium Bonus Rider is not elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).


     (1) If You surrender or annuitize Your contract at the end of the applicable time period:

                           ------------ ------------ ------------ -----------

                               1 Year       3 Years      5 Years      10 Years

                           ------------ ------------ ------------ -----------

                                  $991       $1,191       $1,415      $2,095

                           ------------ ------------ ------------ -----------

     (2) If You do NOT surrender Your contract:

                           ------------ ------------ ------------ -----------

                               1 Year       3 Years      5 Years      10 Years

                           ------------ ------------ ------------ -----------

                                  $181         $561         $965      $2,095

                           ------------ ------------ ------------ -----------


The examples do not reflect transfer fees or premium taxes (which may range up to 3.5% depending on the jurisdiction.


These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.


FINANCIAL INFORMATION


Our financial statements, and financial statements for the Separate Account, are in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266.



CHARGES AND FEES

Surrender Charge
Sales expenses are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals.

(See "Surrender Charges on Surrenders" on page 52.)


The length of time between the receipt of each premium payment and the surrender determines the surrender charge. For this purpose, premium payments will be deemed to be withdrawn in the order in which they are received and all partial surrenders will be made first from premium payments and then from other accumulation values. The charge is a percentage of the premium withdrawn and is as follows:

                  Length of Time
               From Premium Payment            Surrender
                (Number of Years)               Charge
                -----------------               ------
                         1                        9%
                         2                        8%
                         3                        7%
                         4                        6%
                         5                        5%
                         6                        4%
                         7                        3%
                         8                        2%
                         9                        1%
                        10+                       0%


No Surrender charge will be assessed upon:


     (a)       payment of death benefits;
     (b)       exercise of the free look right; and
     (c)       surrender of the free surrender amount.

Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules are not subject to surrender charges. We reserve the right to change this practice in the future.

At the time of a withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. For example, if at the beginning of Your second contract year Your net premium was $10,000 and Your accumulation value was $8,000, then in the event of a surrender, the second year surrender charge percentage of 8% would be charged on the $10,000 net premium amount and not the $8,000 accumulation value amount.

Surrenders may have tax consequences. (See "FEDERAL TAX STATUS" on page 55.)


Mortality and Expense Risk Charge

We deduct a 1.40% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 53.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. and for contracts with net premiums of $50,000 or more on the contract anniversary.
(See "CHARGES, FEES AND DEDUCTIONS" on page 52.)


Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 54).


Optional Rider Charge

We deduct an additional fee if You select the optional Premium Bonus Rider. See "FEE TABLE" on page 22.



OPTIONAL PREMIUM BONUS RIDER

The following brief description of the Premium Bonus Rider is only a summary. This rider is subject to particular terms and conditions that are specified in the rider itself, so You should read the rider carefully if You are interested in it.


You may add the Premium Bonus Rider to the basic contract. You must elect this rider on Your contract application. We will deduct an additional daily charge if You elect this optional rider, at the annual rate of 0.65%, against Your Separate Account accumulation value for the first nine contract years. The investment divisions' accumulation unit values reflect these charges. The charge for this optional rider is in addition to the charges for the basic contract (stated in the Fee Table). We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years. If You elect this rider, the total Separate Account expenses would be 2.05%. We reserve the right to change the charge for this optional rider. Once elected, this rider may not be terminated.


If You elect this rider on Your application, then We will credit a 6% premium bonus to Your premium payments received during the first contract year.

If You exercise the right to examine provision in the contract, You will not receive any portion of the premium bonus amount. In the event of death, withdrawal (including any free surrender amounts), annuitization, or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus that has vested at the time the event occurs. In contract years 8+, You will be entitled to 100% of the premium bonus amount. The vesting schedule for the premium bonus rider follows:

                         VESTING OF BONUS SCHEDULE

            Contract Year                     Amount Of Bonus Vested
            -------------                     ----------------------
                  1                            4/12 of bonus amount
                  2                            5/12 of bonus amount
                  3                            6/12 of bonus amount
                  4                            7/12 of bonus amount
                  5                            8/12 of bonus amount
                  6                            9/12 of bonus amount
                  7                            10/12of bonus amount
                  8+                          12/12 of bonus amount



                    ADDITIONAL INFORMATION ABOUT ADVANTAGE II


SUITABILITY OF THE CONTRACTS


Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, the contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as IRAs and 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments, make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment.


DEATH BENEFIT


The Advantage II Variable Annuity contract pays a death benefit when the annuitant or owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (b) net premiums. Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested premium bonus.

If the annuitant or owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the death. Other rules relating to distributions at death apply to qualified contracts.


OTHER PRODUCTS


We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at (877) 586-0240.


INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266

                       Phone #: (877) 586-0240 (toll-free)
                              Fax #: (866) 270-9565

You currently may send correspondence and transaction requests to Us by facsimile or telephone at the numbers listed above. Any requests for partial withdrawals, transfers, and surrenders sent to another number may not be considered received at Our Principal Office. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.


The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the owner or the annuitant, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.


Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.


STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.



                        SEPARATE ACCOUNT C AND THE FUNDS

OUR SEPARATE ACCOUNT AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account.

The Funds

Each of the 56 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:


(a)       Alger American Fund,
(b)       American Century Variable Portfolios, Inc.,
(c)       Calvert Variable Series, Inc.,
(d)       Fidelity's Variable Insurance Products Fund,
(e)       INVESCO Variable Investment Funds, Inc.,
(f)       J.P. Morgan Series Trust II,
(g)       Janus Aspen Series
(h)       Lord Abbett Series Fund, Inc.,
(i)       MFS(R)Variable Insurance TrustSM,
(j)       PIMCO Variable Insurance Trust,
(k)       Rydex Variable Trust, and
(l)       Van Eck Global Worldwide Insurance Trust.


Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses, which accompany this prospectus, and in the fund's Statements of Additional Information. You should read the portfolios' prospectuses carefully before allocating or transferring money to any portfolio.

We may from time to time receive revenue from the funds and/or from their managers. The amounts of the revenue, if any, may be substantial and may vary from portfolio to portfolio and may be based on the amount of Our investment in the funds. Currently these revenues range from 0.15% to 0.35% of Midland's investment in the funds.


Investment Policies Of The Funds' Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

----------------------------------  ------------------------------------------------------------------------------------------------
Portfolio                           Objective
------------------------------------------------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------- ------------------------------------------------------------------------------------------------
Alger American Growth Portfolio     Seeks long-term capital appreciation.  It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management.  Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.
                                    The portfolio considers a large company to have a market capitalization of $1 billion or greater.
----------------------------------- ------------------------------------------------------------------------------------------------
Alger American Leveraged            Seeks long-term capital appreciation.  Under normal circumstances, the portfolio invests, in
AllCap Portfolio                    the equity securities of companies of any size which demonstrate promising growth potential.  The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.  By borrowing money, the portfolio has the potential to increase its returns if the increase in value of the securities purchased exceeds the cost of borrowing including interest paid on the money borrowed.
----------------------------------- ------------------------------------------------------------------------------------------------
Alger American MidCap Growth        Seeks long-term capital appreciation.  It focuses on midsize companies with promising
Portfolio                           growth potential.  Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the
                                    S&P MidCap 400 Index(R)
----------------------------------- ------------------------------------------------------------------------------------------------
Alger American Small                Seeks long-term capital appreciation.  It focuses on small, fast growing companies that offer
Capitalization Portfolio            innovative products, services or technologies to a rapidly expanding marketplace.  Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index(R) or the S&P SmallCap
                                    600(R) Index.
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------- ------------------------------------------------------------------------------------------------
American Century VP Balanced        Seeks capital growth and current income.  Invests approximately 60 percent of its assets in
Portfolio                           common stocks that management considers to have better than average potential for appreciation and the rest in fixed income securities.
----------------------------------- ------------------------------------------------------------------------------------------------
American Century VP Capital         Seeks capital growth by investing primarily in common stocks that management considers to
Appreciation Portfolio              have better-than-average prospects for appreciation.
----------------------------------- ------------------------------------------------------------------------------------------------
American Century VP Income &        Seeks dividend growth, current income and capital appreciation.  The Portfolio will seek to
Growth Portfolio                    achieve its investment objective by investing in common stocks.
----------------------------------- ------------------------------------------------------------------------------------------------
American Century VP                 Seeks capital growth by investing primarily in securities of foreign companies that
International Portfolio             management believes to have potential for appreciation.
----------------------------------- ------------------------------------------------------------------------------------------------
American Century VP Value           Seeks long-term capital growth with income as a secondary objective.  Invests primarily in
Portfolio                           equity securities of well-established companies that management believes to be under-valued.
------------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.,
----------------------------------- ------------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks growth of capital through investment in stocks of issuers in industries believed to
Equity Portfolio                    offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
----------------------------------- ------------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in a nondiversified
Mid Cap Growth Portfolio            portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
----------------------------------- ------------------------------------------------------------------------------------------------
Calvert Variable Series Social      Seeks to provide long-term capital appreciation by investing primarily in equity securities
Small Cap Growth Portfolio          of companies that have small market capitalization's.
------------------------------------------------------------------------------------------------------------------------------------
Fidelity's Variable Insurance Products Funds
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Asset Manager:                  Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth Portfolio                    instruments, and other investments.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Asset ManagerSM                 Seeks high total return with reduced risk over the long term by allocating its assets among
Portfolio                           the domestic and foreign stocks, bonds and short-term instruments.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Balanced Portfolio              Seeks both income and growth of capital.  When the Investment Manager's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed-income senior securities.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Contrafund(R)                   Seeks to achieve capital appreciation over the long term by investing in common stocks and
Portfolio                           securities of companies whose value the manager believes is not fully recognized by the public.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Equity-Income                   Seeks reasonable income by investing primarily in income-producing equity securities.  In
Portfolio                           choosing these securities, the Investment Manager will consider the potential for capital appreciation.  The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Growth & Income Portfolio       Seeks high total return, combining current income and capital appreciation.  Invests mainly in stocks that pay current dividends and show potential for capital appreciation.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Growth Opportunities            Seeks capital growth by investing primarily in common stocks.  Although the fund invests
Portfolio                           primarily in common stocks, it has the ability to purchase other securities, including bonds, which may be lower-quality debt securities.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Growth                          Seeks capital appreciation by investing in common stocks.  The adviser invests the fund's
Portfolio                           assets in companies the adviser believes have above-average growth potential.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP High Income                     Seeks a high level of current income by investing primarily in income-producing debt
Portfolio                           securities while also considering growth of capital.  Contract owners should understand that the fund's unit price may be volatile due to the nature of the high yield bond marketplace
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Index 500                       Seeks to provide investment results that correspond to the total return of common stocks
Portfolio                           publicly traded in the United States by duplicating the composition and total return of the
                                    Standard & Poor's Composite Index of 500 stocks.
----------------------------------- ------------------------------------------------------------------------------------------------
VIP Investment                      Seeks as high a level of current income as is consistent with the preservation of capital by
Grade Bond                          investing in U.S. dollar-denominated investment-grade bonds.
Portfolio
----------------------------------- ------------------------------------------------------------------------------------------------
VIP MidCap                          Seeks long term growth of capital.
Portfolio
----------------------------------- ------------------------------------------------------------------------------------------------

VIP Money Market                    Seeks as high a level of current income as is consistent with preservation of capital and
Portfolio*                          liquidity by investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.

----------------------------------- ------------------------------------------------------------------------------------------------
VIP Overseas                        Seeks long-term growth of capital, primarily through investments in foreign securities.
Portfolio
----------------------------------- ------------------------------------------------------------------------------------------------

VIP Value Strategies Portfolio      Seeks capital appreciation.

------------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds Inc.
----------------------------------- ------------------------------------------------------------------------------------------------
INVESCO VIF-Financial               Seeks to make an investment grow by aggressive management.  The Fund invests primarily
Services Fund                       in equity securities of companies involved in the financial services sector.
----------------------------------- ------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences         Seeks to make an investment grow by aggressive management.  The Fund invests primarily
Fund                                in equity securities of companies that develop, produce, or distribute products or services related to health care.
----------------------------------- ------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund         Seeks long-term capital growth.  The Fund invests primarily in equity securities of companies engaged in technology-related industries.
----------------------------------- ------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund          Seeks capital appreciation and income.  The Fund invests primarily in equity securities of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting.
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------- ------------------------------------------------------------------------------------------------
JP Morgan Bond Portfolio            Seeks to provide high total return consistent with moderate risk of capital and maintenance
(Series Trust II)                   of liquidity.
----------------------------------- ------------------------------------------------------------------------------------------------
JP Morgan Small Company             Seeks to provide high total return from a portfolio of small company stocks.
Portfolio (Series Trust II)
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------- ------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and       Seeks long-term capital growth and current income.
Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
----------------------------------- ------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income       Seeks long-term growth of capital and income without excessive fluctuations in market value.
Portfolio
----------------------------------- ------------------------------------------------------------------------------------------------
Lord Abbett International           Seeks long-term capital appreciation, invests primarily in equity securities of non-U.S.
Portfolio                           Issuers.
----------------------------------- ------------------------------------------------------------------------------------------------
Lord Abbett MidCap Value            Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                           believed to be undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------- ------------------------------------------------------------------------------------------------
MFS(R) VIT Emerging Growth          Seeks to provide long-term growth of capital and future income.
Series
----------------------------------- ------------------------------------------------------------------------------------------------
MFS(R) VIT Investors Trust Series   Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.
----------------------------------- ------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series     Seeks capital appreciation.
----------------------------------- ------------------------------------------------------------------------------------------------
MFS(R) VIT Research Series          Seeks to provide long-term growth of capital and future income.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------- ------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio      Seeks maximum total return, consistent with preservation of capital and prudent investment management.  Invests at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or
                                    S&P, or, if unrated, determined by PIMCO to be of comparable quality.  Effective June 1,
                                    2004, the High Yield Portfolio's quality guideline will change, permitting the Portfolio to invest in securities with lower-quality credit ratings.  Under the new guidelines, the
                                    Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least Caa (subject to a maximum of 5%
                                    of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by
                                    PIMCO to be of comparable quality.

----------------------------------- ------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration              Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                           management.
----------------------------------- ------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio     Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
----------------------------------- ------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio    Seeks maximum total return, consistent with preservation of capital and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------- ------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                Seeks to provide investment results that will match the performance of a specific benchmark. The current benchmark is the inverse of the performance of the NASDAQ 100
                                    Index(TM).  The NASDAQ 100 Index(TM) contains the 100 largest non-financial, non-utilities stocks in the NASDAQ Composite.
----------------------------------- ------------------------------------------------------------------------------------------------

Rydex VT Juno Fund                  The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument.  The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the
                                    Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the
                                    Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

----------------------------------- ------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                  Seeks to provide investment returns that correspond to 150% of the daily performance of the
                                    S&P 500(R) Index.  The S&P 500 Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the
                                    American Stock Exchange and the NASDAQ.
----------------------------------- ------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                   Seeks to provide investment results that correspond to a benchmark for over-the-counter securities.  The current benchmark is the NASDAQ 100 Index(TM).  The NASDAQ 100 Index(TM)
                                    contains the 100 largest non-financial, non-utilities stocks in the NASDAQ composite.
----------------------------------- ------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund       The Sector Rotation Fund seeks long-term capital appreciation.

----------------------------------- ------------------------------------------------------------------------------------------------

Rydex VT U.S. Government            Seeks to provide security of principal, high current income, and liquidity.  The Fund invests
Money Market Fund*                  primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

----------------------------------- ------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                  Seeks to provide investment returns that inversely correlate to the daily performance of the
                                    S&P 500 Index.  The S&P 500(R) Index is an unmanaged index composed of 500 common stocks from a wide range of industries that are traded on the New York Stock Exchange, the
                                    American Stock Exchange and the NASDAQ.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------- ------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund         Seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.
----------------------------------- ------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging          Seeks long-term capital appreciation by investing in primarily equity securities in emerging
Markets Fund                        markets around the world.  The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.
----------------------------------- ------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets       Seeks long-term capital appreciation by investing primarily in "hard asset securities."
Fund                                Income is a secondary consideration.  Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate, and commodities.
----------------------------------- ------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate       Seeks to maximize return by investing in equity securities of domestic and foreign companies
Fund                                that own significant real estate assets or assets that principally are engaged in the real estate industry.
----------------------------------- ------------------------------------------------------------------------------------------------

*During extended periods of low interest rates, the yields of the money market investment divisions may become extremely low and possibly negative.

Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios. Calvert Asset Management Company, Inc. manages the Calvert Variable Series, Inc. Fidelity Management & Research Company manages the VIP Portfolios. INVESCO Funds Group, Inc. manages the INVESCO Variable Investment Funds, Inc. J.P. Morgan Investment Management, Inc. manages the J.P. Morgan Series Trust II. Janus Capital Management LLC, manages the Janus Aspen Series. Lord Abbett & Co. manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Global Advisors manages the Rydex Variable Trust. Van Eck Global manages the Van Eck Global Worldwide Insurance Trust.


The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 administration fee will be assessed (see "Transfers of Accumulation Value" on page 41).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable Fund may take appropriate action to protect Your interests.

The Fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.


Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio, and substitute share of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.



AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account at an effective annual rate of either 1.40% (for the basic contract only) or up to 2.10% (if You elect the optional rider). Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

Our Right To Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

     o add investment divisions to, or remove investment divisions from Our Separate Account;

     o    combine two or more divisions within Our Separate Account;

     o withdraw assets relating to Our variable annuities from one investment division and put them into another;

     o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and, the insurance regulator where the contract is delivered;

     o end the registration of Our Separate Account under the Investment Company Act of 1940;

     o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940);

     o disregard instructions from contract owners regarding a change in the investment objectives of the portfolio or the approval or disapproval of an investment advisory contract. (We would do so only if required by state insurance regulatory authorities, or otherwise pursuant to insurance law or regulation); and

     o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT


You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. The current interest rate is 2.5% per year. If You elect the Premium Bonus Rider, this rate will be reduced by 0.85% currently, (to a current interest rate of 1.65%) for the first nine contract years.

Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 1.5% per year minus any surrender charges, non-vested premium bonus (if any), partial surrenders, transfers, or fees and expenses.


The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.

You may accumulate amounts in the Fixed Account by:

     o    allocating net premiums,

     o    transferring amounts from the investment divisions, or

     o    earning interest on amounts You already have in the Fixed Account

Transfers, partial surrenders and allocated deductions reduce this amount. We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

The maximum increase to the Fixed Account in any contract year is limited to a total of $5,000. The sum of new premiums allocated plus any amount transferred from the Separate Account to the Fixed Account cannot exceed a total of $5,000 in any contract year without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.

The maximum amount of premium that can be allocated or transferred to the Fixed Account prior to the maturity date is $1,000,000. This amount cannot be exceeded without prior Company approval. Each request to exceed this maximum will be reviewed on a case-by-case basis.


We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 1.5% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). The total amount transferred out of the Fixed Account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This limit does not apply to transfers made in a Dollar Cost Averaging or Portfolio Rebalancing program.


The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

To buy a contract, You must send Us an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. This sale must take place through a representative who is licensed and registered to sell the contract. Once We accept Your application, You will be issued a contract that sets forth precisely Your rights and Our obligations. Additional premium payments, of at least $50 may then be made payable to Midland National Life and mailed to the Principal Office. If Your application is complete, then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.


We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.

FREE LOOK

You generally have a 10-day Free Look period after You receive Your contract. You may review it and decide whether to keep or cancel it. If You cancel the contract, then You must return it to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

     1.    the accumulation value less any premium bonus credit, or
     2.    if greater and if required by law, the full premium payment.

The length of the Free Look period may vary in certain states in compliance with specific regulations and legal requirements. The accumulation value will reflect both the positive and negative investment performance of the investment divisions of Our Separate Account chosen by You in the contract application.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one annuity contract for another in a "tax-free exchange" under the Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise).

ALLOCATION OF PREMIUM PAYMENTS

You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. In certain states, allocations to and transfers from the Fixed Account are not permitted.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will effect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 45).


Optional Premium Bonus Rider

At the time of Your application, You may choose the Premium Bonus Rider that will add a credit of 6% to Your premium payments received during the first contract year. A portion of this bonus will vest over each of the first seven contract years. Currently, We will deduct an additional daily Separate Account charge of 0.65% per year for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We deduct the daily charge against Your Separate Account accumulation value only during the first nine contract years. We expect to profit from this charge. We will also reduce the current interest rate declared for the Fixed Account by 0.85% for the first nine contract years.


If You exercise the right to examine provision in the contract, You will not receive any portion of the bonus amount. In the event of death, annuitization, withdrawal (including any free surrender amounts), or surrender of the contract in the first seven contract years, You or Your beneficiary(ies) will only be entitled to that portion of the bonus, if any, that has vested at the time the event occurs. The amount will increase over the seven year period so that, in contract years 8+, You will be entitled to 100% of the bonus amount. The vesting schedule for the Premium Bonus Rider follows:

                            VESTING OF BONUS SCHEDULE

              Contract Year                     Amount Of Bonus Vested
              -------------                     ----------------------
                    1                            4/12of bonus amount
                    2                            5/12 of bonus amount
                    3                            6/12 of bonus amount
                    4                            7/12 of bonus amount
                    5                            8/12 of bonus amount
                    6                            9/12 of bonus amount
                    7                           10/12 of bonus amount
                    8+                          12/12 of bonus amount


Electing a Premium Bonus Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Premium Bonus Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years and the contract must not be surrendered during the first nine years. Generally, the higher the first year premium and the higher rate of return, the more advantageous the Premium Bonus Rider becomes and vice versa.


Because the 0.65% annual charge associated with the Premium Bonus Rider will be assessed against the entire Separate Account value for the first nine contract years and the corresponding reduction in the Fixed Account interest will apply to the entire Fixed Account value for the first nine contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Premium Bonus Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will be assessed against the Separate Account accumulated value attributable to premium payments made in the first nine contract years, but no bonus will be credited with respect to premium payments made anytime after the first contract year.

YOUR ACCUMULATION VALUE


Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value reflects the investment performance of the portfolios in the investment divisions, any premium payments made, any surrenders, any transfers, loans, withdrawals, and any charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Your accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, surrenders, and transfers) on Your accumulation value in the Fixed Account. There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.


Transfers of Accumulation Value

You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date. The amount that You can transfer into or out of the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 37 for details. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date (subject to the "Transfer Limitations" below). However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries" on page 28. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 37.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.


We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS

Frequent, large, programmed, or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "market timing procedures"). Our market timing procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our market timing procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a two to five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS New Discovery Series to FI Money Market, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or Registered Representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or Registered Representative by phone, We will send a letter by first class mail to the contract owner's address of record.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or Registered Representative.

In Our sole discretion, We may revise Our market timing procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors, such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program, enhanced dollar cost averaging program, and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detections methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for some or all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original "wet" contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios' shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our market timing procedures will detect every potential market timer, but We apply Our market timing procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our market timing procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

To the extent permitted by applicable law, We reserve the right to defer the transfer privilege at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.


SURRENDERS


You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value less any non-vested premium bonus (if any), minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge, non-vested premium bonus (if any), and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. We may defer payment for a longer period only when:

     o trading on the New York Stock Exchange is restricted as defined by the SEC;

     o the New York Stock Exchange is closed (other than customary weekend and holiday closing);

     o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

     o for such other periods as the SEC may by order permit for the protection of owners.


See "When We Pay Proceeds From This Contract" on page 67.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.

The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 52.)


A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. You should consult Your tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 55.)

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. (See "FEDERAL TAX STATUS" on page 55.)


LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b) of the Internal Revenue Code. After the first contract anniversary and prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan.

Only one loan can be made within a 12-month period. The loan amount must be at least $2,000.

Such loan, when added to the outstanding balance of loans from this contract or other contracts maintained by the employee, will be limited to the lesser of the following:

     (a)  $50,000 reduced by the excess (if any) of:

          (i) the highest outstanding balance of loans from this contract or other contracts maintained by the employee during the one year period ending on the day before the date on which the loan is made; over

          (ii) the outstanding balance of loans from this contract or other contracts maintained by the employee on the date which such loan is made; or

     (b)  the greater of:

          (i) one half of the present value of the nonforfeitable cash surrender value of this contract; or

          (ii) $10,000.


The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the Fixed Account minimum interest rate of 1.5% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 3.5% per year if the optional rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5%. Loan interest is due at the end of each quarter. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).


The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).


A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 1.5% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 1.5% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2.0% per year with no optional rider. If the optional Premium Bonus Rider is selected, a loan costs You a net interest charge of 3.0%.


DOLLAR COST AVERAGING

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.


You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request forms and send them to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The election will specify:


     o    the DCA source account from which transfers will be made,

     o that any money received with the form is to be placed into the DCA source account,

     o the total monthly or quarterly amount to be transferred to the other investment divisions, and

     o how that monthly or quarterly amount is to be allocated among the investment divisions.

     o The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional premiums can be deposited into the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24 month period by providing Us with written authorization at the end of each 24 month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's written notice.


We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.


Fixed Account Dollar Cost Averaging ("Fixed Account DCA")
At the time of Your application, You may elect one of two Fixed Account DCA programs. These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. We may declare interest rates in excess of the guaranteed minimum rate for premiums in the Fixed Account DCA program. However, the amount of interest credited to the Fixed Account DCA Accounts will never be less than the minimum guaranteed rate of 1.5%. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You may choose one of the following two Fixed Account DCA programs:


The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.


The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.


Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.


PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a monthly, quarterly, semi-annual, or annual basis. The accumulation value must be at least $5,000 on each contract anniversary to be eligible for this program. If You elect this option, then on the contract "anniversary date" each month or quarter, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio Rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the Portfolio Rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the Portfolio Rebalancing option.

There is no charge for Portfolio Rebalancing and a Portfolio Rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.


The Fixed Account Earnings Sweep program may not be available in all states. Your state of issue will determine if The Fixed Account Earnings Sweep program is available on Your contract.

There is no charge for Fixed Account Earnings Sweeps program and a Fixed Account Earnings Sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.


SYSTEMATIC WITHDRAWALS

The Systematic Withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.


If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.


You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.


Each systematic withdrawal must be at least $200. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 52). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders, with the exception that a portion of the free surrender amount, can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn. The Premium Bonus Rider vesting schedule also applies.


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

FREE SURRENDER AMOUNT


You may withdraw up to 10% of Your net premiums (premiums less partial surrenders) once each contract year without incurring a surrender charge in each contract year. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current Company practice, We will allow multiple free withdrawals up to 10% of net premiums each contract year. This is not guaranteed. The value of 10% of the net premiums is determined on the date of the first partial surrender.


Waiver of Surrender Charges for Nursing Home Confinement Rider

This rider will be attached to all contracts issued to annuitants aged 75 or less at no additional charge. After the first contract year, this rider will increase the annual free surrender amount available under this contract from 10% of Your net premiums to 20% if the annuitant is confined to a qualified nursing care center for a period of at least 90 days providing that the confinement is medically necessary. If there are joint annuitants, this Rider may be exercised once for either the first or second annuitant to become confined to a qualified nursing care center, but not for both.


Qualified nursing care centers are defined in the rider attached to Your contract. We will require proof of confinement prior to authorizing this benefit.


This rider will terminate immediately upon the earliest of:


     o    Exercising the benefit for a covered annuitant;

     o    Termination of the base annuity;

     o    Maturity of the base annuity;

     o The date We receive Your written notice requesting termination of the rider; or

     o Death of the annuitant. If the annuitant is the owner, the beneficiary under the base annuity is the annuitant's spouse, the spouse elects to become the new owner of the base annuity and this rider has not been previously exercised, the rider will remain in effect under the ownership of the surviving spouse.

DEATH BENEFIT


If the annuitant or the owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or owner's death, an election of how the death benefit is to be paid, and any other documents or forms required. If the annuitant, who is not the owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.

When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death and all forms and information We deem necessary to pay the death benefit.

If the annuitant or owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner's death. Other rules relating to distributions at death apply to qualified contracts.


If joint owners or joint annuitants die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the owner and the annuitant, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:


     (a) the accumulation value when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or

     (b)  100% of the total net premium payments made to Your contract.


If the annuitant or owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds and We may retain any non-vested portion of the premium bonus.


PAYMENT OF DEATH BENEFITS

In most cases, when a death benefit is paid in a lump sum, We will pay the death benefit by establishing an interest bearing account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is part of Our Fixed Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS


We may deduct a surrender charge from any full or partial surrender (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risks charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). Premium payments are considered withdrawn in the order that they were received. There is no surrender charge on the investment income (if any) withdrawn.


The length of time between each premium payment and surrender determines the amount of the surrender charge

The charge is a percentage of the premiums withdrawn and equals:

                   Length of Time from
                     Premium Payment               Surrender
                    (number of years)                Charge
                    -----------------                ------
                            1                          9%
                            2                          8%
                            3                          7%
                            4                          6%
                            5                          5%
                            6                          4%
                            7                          3%
                            8                          2%
                            9                          1%
                           10+                         0%

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount.


Under Midland National's current Company practice, amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. We reserve the right to change this practice in the future. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.


MORTALITY AND EXPENSE RISK CHARGE


We deduct a daily charge for mortality and expense risks at an effective annual rate to 1.40% of the accumulation values in the Separate Account until the maturity date if You have selected an annuity option offering fixed payments or interest. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment division's accumulation unit values and annuity unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses.


ANNUAL MAINTENANCE FEE


We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans or if Your net premium is $50,000 or more on the contract anniversary. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.


We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL PREMIUM BONUS RIDER CHARGE


We deduct an extra charge on a daily or other periodic basis if You select the optional Premium Bonus Rider, as a percentage, currently at an annual rate of 0.65% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 0.70% of the accumulation value in the Separate Account. This charge is specified above in the Fee Table section of this prospectus.


TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.


LOAN CHARGE

Loan interest is charged in arrears on the outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination or the annuitant's death) and will bear interest at the same rate of the loan. We charge interest on loans at the rate of 3.5% per year if the optional rider is not selected. If You purchase the optional Premium Bonus Rider, the loan interest charges will be increased by 1% to a rate of 4.5% per year.

After offsetting the 1.5% annual interest rate We guarantee We will credit to the portion of Our Fixed Account securing the loan, the maximum guaranteed net cost of a loan is 2.0% per year with no optional rider. If the optional Premium Bonus Rider is selected, the maximum guaranteed net cost of a loan is 3.0% per year.

CHARGES IN THE FUNDS


The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. See the funds' prospectuses for more information.

PREMIUM TAXES


Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, and West Virginia. These states and jurisdictions are subject to change.


OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.


Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or non-qualified (discussed below).


You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.


When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a non-qualified contract, the contract will generally not be treated as an annuity for tax purposes. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the Statement of Additional Information.


     o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.

     o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

     o Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

     o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organization can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

     o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

               1. elective contributions made in years beginning after December 31, 1988;

               2.   earning on those contributions; and

               3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.

          Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     o Under Code section 401(a), corporate employers and self-employed individuals can establish various types of retire plans.

     o Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provisions in the contract comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding.

"Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to certain nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.



Loans

Loans are available only if the contract if used in a Section 403(b) qualified plan. If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Non-Qualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity, or other qualified retirement plan, Your contract is referred to as a non-qualified contract.

If You make a surrender from a non-qualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The premium bonus will be considered gain. Different rules apply for annuity payments. See "Annuity Payments" below.


The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. This includes any amount:

     o    paid on or after the taxpayer reaches age 59 1/2;

     o    paid after an owner dies;

     o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

     o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

     o    paid under an immediate maturity; or

     o    which come from premium payments made prior to August 14, 1982.


Multiple Contracts

All non-qualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.


Withholding

Distributions from qualified and non-qualified contracts, generally are subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.


Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for non-qualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.


In general, the excludable portion of each annuity payment You receive will be determined as follows:

     o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

     o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuity maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the contract because of the death of an owner or an annuitant. Generally, such amounts should be includable in the income of the recipient:

     o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

     o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effect s of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE


The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 9th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current Company practice, We will allow You to annuitize the accumulation value (less any non-vested premium bonus and less any premium taxes), after the 3rd contract year, if You choose life income or joint and survivor income payout options, and after the 5th contract year if at least a five-year certain option is elected. This is not guaranteed. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.


If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:


     1.   take the accumulation value in one lump sum, or

     2. convert the accumulation value into an annuity payable to the annuitant under one of the payment options described below.


Selecting An Annuity Option
You may apply the proceeds of a surrender to effect an annuity. Unless You choose otherwise, Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed payout and the surrender value from the Separate Account will be applied to a 10 year certain and life variable payout. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity income options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.


Payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:


     o    rules on the minimum amount We will pay under an option;

     o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

     o the naming of people who are entitled to receive payment and their beneficiaries; and

     o    the ways of proving age, gender, and survival.

You choose a payment option when You apply for a contract and may change it by writing to Our Principal Office. You must elect the payment plan at least 30 days before the maturity date.

Fixed Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 1.5% a year. We may also credit interest under the fixed deposit options at a rate that is above the 1.5% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the options chosen.

Variable Options

Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.


The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a fulcrum rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the payout options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 1.40% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.


Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.


Payout Options
The following four payout options are available:


     1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, from 5 up to 20 years.

     2. Life Annuity: We will pay the money as monthly income for life. You may choose from 1 of 2 ways to receive the income:

          (a) Life Annuity: We will pay equal monthly payments during the lifetime of the payee. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.

          (b) With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.

     3. Income for a Specified Amount: We will pay income of the accumulation value until the principal and interest are exhausted. Payments will begin on the maturity date and will continue until the principal and interest, at the rate of 1.5% compounded per annum, are exhausted. Payments must continue for a minimum of 5 years.

     4. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Annuitization Bonus Rider
When You decide to annuitize Your contract, We will credit Your accumulation value with an additional percentage of the accumulation value based on the pay-out option You choose as follows:

     o A 4% annuitization bonus will be credited on any payout option available under this contract that guarantees payment for ten or more years.

     o A 2% annuitization bonus will be credited on all other payout options available under this contract with the exception of Income for a Specified Amount for a period of less than 5 years. If this option is chosen and results in a payout period of less than 5 years, no bonus will be paid.

This rider will be attached to all contracts at no additional charge.

This rider terminates on the earliest of:

     o    the Contract to which it is attached terminates;

     o    the Maturity Date; or

     o full surrender of the Contract or death of the Owner or Annuitant, where the Beneficiary does not continue the Contract under Spousal Continuance.

Transfers after the Maturity Date

After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.


                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY


We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266

                              Phone: (877) 586-0240
                               Fax: (866) 270-9565

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.


FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

     o    to elect the funds' Board of Directors,

     o    to ratify the selection of independent auditors for the funds,

     o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

     o    in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any Fund shares that We alone are entitled to vote in the same proportions that contract owners vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the Fund in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares
You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding Fund portfolio. This is determined as of the record date set by the Fund's Board for the shareholders meeting.

If You have a voting interest, then We will send You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the Fund's adviser or the investment contracts of its portfolios.

Voting Privileges of Participants In Other Companies

Other insurance companies own shares in the Funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each Fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any Fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the Funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.


OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

     o    Your accumulation value, and

     o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

The annual statements are sent instead of sending a confirmation of certain transactions (such as premium payments by automatic bank draft checking account deductions or Civil Service Allotment).

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.


A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.


Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment divisions may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7 day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30 day yield which reflects the income generated by an investment in the investment division over a 30 day period.


We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change of address to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

     (a) permit the contract of the Separate Account to comply with any applicable law or regulation issues by a government agency;

     (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

     (c)  reflect a change in the operation of the Separate Account; or

     (d)  provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.


YOUR BENEFICIARY


You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change the revocable beneficiary during the owner's and annuitant's lifetime. We must receive written notice informing us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the owner or annuitant dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the owner or annuitant dies, then We will pay the death benefit to the owner's or annuitant's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.


ASSIGNING YOUR CONTRACT

You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment takes effect as of the date that the written notice was signed. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.

WHEN WE PAY PROCEEDS FROM THIS CONTRACT


We will generally pay any death benefits or surrenders within seven days after receiving the required form(s) at Our Principal Office. Death benefits are determined as of the date We receive due proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.


We may delay payment for one or more of the following reasons:

     1)   We cannot determine the amount of the payment because:

          a)   the New York Stock Exchange is closed,

          b)   trading in securities has been restricted by the SEC, or

          c)   the SEC has declared that an emergency exists,

     2)   The SEC by order permits Us to delay payment to protect Our owners, or

     3)   Your premium check(s) have not cleared Your bank.


Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.


We may defer payment of any surrender or surrender from the Fixed Account, for up to six months after We receive Your request.


DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the Contracts by its registered representatives as well as by selling firms. All of the portfolio companies make payments to Midland National under their distribution plans in consideration of services provided and expenses incurred by Midland National in distributing portfolio shares. These payments range from 0.15% to 0.35% of Separate Account assets invested in the particular fund.

Sales commissions may vary, but the maximum commission payable for contract sales is 9.25% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense charge; (c) rider charges; (d) revenues, if any, received from the underlying portfolios or their managers; and investment earnings on amount allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account.



REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.


Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.


LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws. We are not involved in any material legal proceedings.


FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, independent auditors, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:

                       Suite 1300, 650 Third Avenue South
                           Minneapolis, MN 55402-4333

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION


A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:


                                TABLE OF CONTENTS
                                                                           Page
THE CONTRACT                                        ........................4
   Entire Contract                                  ........................4
   Changes to the Contract                          ........................4
   Beneficiary                                      ........................4
   Change of Beneficiary                            ........................4
   Change in Maturity Date                          ........................4
   Incontestability                                 ........................4
   Misstatement of Age or Sex                       ........................4
   Periodic Reports                                 ........................5
   Non-participating                                ........................5
   Claims of Creditors                              ........................5
   Minimum Benefits                                 ........................5
   Payment of Premiums                              ........................5
   Ownership                                        ........................5
   Assignment                                       ........................5
   Accumulation Unit Value                          ........................6
   Annuity Payments                                 ........................6
CALCULATION OF YIELDS AND TOTAL RETURNS             ........................7
   Money Market Investment Division Yield
   Calculation                                      ........................7
   Other Investment Division Yield Calculations     ........................8
   Standard Total Return Calculations               ........................9
   Cumulative Total Returns                         .......................10
   Adjusted Historical Performance Data             .......................10
FEDERAL TAX MATTERS                                 .......................15
   Tax Free Exchanges (Section 1035)                .......................15
   Required Distributions                           .......................15
   Non-Natural Person                               .......................16
   Diversification Requirements                     .......................16
   Owner Control                                    .......................16
   Taxation of Qualified Contracts                  .......................16
DISTRIBUTION OF THE CONTRACT                        .......................18
SAFEKEEPING OF ACCOUNT ASSETS                       .......................18
STATE REGULATION                                    .......................18
RECORDS AND REPORTS                                 .......................19
LEGAL PROCEEDINGS                                   .......................19
LEGAL MATTERS                                       .......................19
EXPERTS                                             .......................19
OTHER INFORMATION                                   .......................19
FINANCIAL STATEMENTS                                .......................20

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:



                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                             Phone: (877) 586-0240
                               Fax: (866) 270-9565

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.



SEC File No. 811-07772

                        Advantage II Variable Annuity SAI
                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     ADVANTAGE II VARIABLE ANNUITY CONTRACT

               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY

               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advantage II Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2004, by contacting Us at our Principal Office located using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.





This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.


                                Dated May 1, 2004

                                TABLE OF CONTENTS

 THE CONTRACT..................................................................4
      Entire Contract..........................................................4
      Changes to the Contract..................................................4
      Beneficiary..............................................................4
      Change of Beneficiary....................................................4
      Change in Maturity Date..................................................4
      Incontestability.........................................................4
      Misstatement of Age or Sex...............................................4
      Periodic Reports.........................................................5
      Non-participating........................................................5
      Claims of Creditors......................................................5
      Minimum Benefits.........................................................5
      Payment of Premiums......................................................5
      Ownership................................................................5
      Assignment...............................................................5
      Accumulation Unit Value..................................................6
      Annuity Payments.........................................................6
CALCULATION OF YIELDS AND TOTAL RETURNS........................................7
      Money Market Investment Division Yield Calculation.......................7
      Other Investment Division Yield Calculations.............................8
      Standard Total Return Calculations.......................................9
      Cumulative Total Returns................................................10
      Adjusted Historical Performance Data....................................10
FEDERAL TAX MATTERS...........................................................15
      Tax-Free Exchanges (Section 1035).......................................15
      Required Distributions..................................................15
      Non-Natural Person owners...............................................16
      Diversification Requirements............................................16
      Owner Control...........................................................16
      Taxation of Qualified Contracts.........................................17
DISTRIBUTION OF THE CONTRACT..................................................18
SAFEKEEPING OF ACCOUNT ASSETS.................................................20
STATE REGULATION..............................................................20
RECORDS AND REPORTS...........................................................21
LEGAL PROCEEDINGS.............................................................21
LEGAL MATTERS.................................................................21
EXPERTS.......................................................................21
OTHER INFORMATION.............................................................21
FINANCIAL STATEMENTS..........................................................22

                                  THE CONTRACT

ENTIRE CONTRACT
The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT
No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

BENEFICIARY
You will name the beneficiary in the application. A beneficiary is revocable unless otherwise stated in the beneficiary designation. If no beneficiary or co-owner is living when the owner or annuitant dies, the death benefit will be paid to You or Your estate. If no primary beneficiary is living at the time of the owner's or annuitant's death, the proceeds are payable to the contingent beneficiary, if any.

CHANGE OF BENEFICIARY

You may change a revocable beneficiary. We must receive written notice informing Us of the change. Upon receipt and acceptance, a change takes effect as of the date the written notice was signed. We will not be liable for any payment made before We record the written notice.

CHANGE IN MATURITY DATE
At any time You may change the maturity date by written notice. We must receive Your written notice requesting such change at least 30 days prior to the original maturity date. Any maturity date may not be a date that is before the end of the surrender period shown on the specifications page.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX
If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

PERIODIC REPORTS
At least once each year, We will send You a report containing information required by applicable state law.

NON-PARTICIPATING
The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS
To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS
The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

PAYMENT OF PREMIUMS

The initial premium is due on the issue date. You may make additional premium payments in any amount (over $50) and frequency, subject to the limits shown on the Specifications Page.


OWNERSHIP
The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

     1)     Any assignee of record with Us;
     2)     Any irrevocable beneficiary; and
     3)     Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT
An assignment may have adverse tax consequences.
You may assign the contract by giving Us written notice. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

ACCUMULATION UNIT VALUE
We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

     o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.

     o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).

     o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, without the optional Premium Bonus rider, is currently 0.00384% which is an effective annual rate of 1.40%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with the optional Premium Bonus rider, is currently 0.00562% which as an effective annual rate of 2.05%. The maximum guaranteed charge for a contract with the Premium Bonus rider is at an effective annual rate of 2.10%.

     o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes.

Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.


The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

     (1) =  the Annuity Unit Value for the preceding business day:

     (2) = the net investment factor (as described above) for that division on that business day.

     (3) = the investment result adjustment factor 0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION


In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS


Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                         cd

             Where:     a =  net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                        b =  expenses accrued for the period (net of reimbursements).
                        c =  the average daily number of units outstanding during the period.
                        d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. surrender charges range from 10% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS


Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

             P (1 + T)n = ERV

             Where:        P =     a hypothetical initial payment of $1,000
                           T =     average annual total return
                           n =     number of years
                         ERV =     ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as $30/$35,000, or 0.09% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.


Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force and whether the optional premium bonus rider is selected. Accordingly, Midland National may disclose the following types of average annual total return:


     1.   The contract is surrendered and has the optional premium bonus rider;

     2. The contract is surrendered, but the optional premium bonus rider has not been selected;

     3. The contract is not surrendered, the optional premium bonus rider is not selected.


Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.


CUMULATIVE TOTAL RETURNS


          Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.


        CTR = [ERV/P] - 1

        Where:

        CTR = the cumulative total return net of investment division recurring charges for the period.

        ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

        P       = an assumed initial payment of $1,000

The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.


Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.


ADJUSTED HISTORICAL PERFORMANCE DATA


Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.


Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the annual $30 annual maintenance fee. This additional amount is based on an anticipated average accumulation value of $35,000 so it is calculated as $30/$35,000, or 0.09% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

Adjusted Historical - Average Annual - Example 1


The following is the average annual total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered through the end of the time period shown, and the optional premium bonus rider has not been selected. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

                                                                         Inception of the
                                                                             Portfolio to      10 Year Period       5 Year Period
Investment Division with Portfolio Inception Date                              12/31/2003    Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/1989)                                         11.75%               8.61%              -4.41%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/1995)                              13.95%                 N/A              -2.46%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/1993)                                  13.71%              11.13%               4.62%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/1988)                           8.77%               2.07%              -7.68%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund (5/1/1991)                                        6.20%               5.81%              -0.21%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (11/20/1987)                          5.33%               2.13%               1.74%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (5/1/2002)                                -1.76%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (8/15/2001)                                 -8.33%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (8/14/2001)                                          2.30%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/2002)                                      -2.73%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                              7.02%               6.30%              -2.69%
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            5.67%                 N/A               6.15%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -2.93%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -6.91%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (1/12/2000)                                        -2.39%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -3.67%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1/12/2000)                                    0.08%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -5.32%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                           -11.07%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (1/12/2000)                                         -12.25%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (1/12/2000)                                     -5.68%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -8.43%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            5.93%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (1/12/2000)                                          10.62%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1/12/2000)                                       -13.59%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (9/21/1999)                                     5.20%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/22/1997)                                        7.54%                 N/A               0.50%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/21/1997)                                             0.77%                 N/A              -6.28%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (1/3/1995)                                               3.02%                 N/A              -7.16%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               5.45%                 N/A               3.34%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      8.24%                 N/A               2.25%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC Growth & Income Fund (12/11/1989)                                   10.83%              10.06%               3.88%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC International Fund (9/15/1999)                                      31.07%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                      14.80%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Emerging Growth Series (5/1/2000)                                        -23.16%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Investors Trust Series (5/1/2000)                                         -9.19%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT New Discovery Series (5/1/2000)                                           -9.00%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Research Series (5/1/2000)                                               -14.20%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                            2.48%                 N/A               2.50%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                          3.10%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                           9.28%                 N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                         4.76%                 N/A               3.98%

----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/21/2001)                                                   -4.58%                 N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/7/1997)                                                      -1.00%                 N/A             -10.42%
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/7/1997)                                                        3.27%                 N/A              -9.14%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (6/10/1997)                                                     -6.89%                 N/A              -1.44%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (9/1/1989)                                              4.61%               4.19%               2.69%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (12/21/1995)                                1.14%                 N/A               9.04%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       3.59%               2.16%               8.91%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (6/23/1997)                                      6.23%                 N/A               7.18%
----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the portfolio had not commenced operations for the time period shown.


Adjusted Historical--Cumulative--Example 2


The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is surrendered at the end of the time period shown, and the optional premium bonus rider has been selected. The returns reflect the impact of any applicable contingent deferred sales charge. The returns assume that each of the investment divisions had been available to the Separate Account since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Portfolio Inception Date                         Inception of the     10 Year Period       5 Year Period
                                                                              Portfolio to
                                                                                12/31/2003   Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/1989)                                         377.60%            113.59%             -22.98%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/1995)                              202.29%                N/A             -14.77%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/1993)                                  266.60%            168.61%              21.07%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/1988)                          225.92%             14.75%             -35.32%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund (5/1/1991)                                        96.71%             64.46%              -4.46%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (11/20/1987)                         106.97%             15.37%               5.24%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (5/1/2002)                                 -4.08%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (8/15/2001)                                 -20.15%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (8/14/2001)                                           3.71%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/2002)                                       -5.71%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                             114.20%             72.25%             -15.80%
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            52.94%                N/A              30.15%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                 -13.69%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -26.95%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (1/12/2000)                                        -11.77%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                     -16.27%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1/12/2000)                                    -2.55%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -21.85%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                            -39.10%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (1/12/2000)                                          -42.26%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (1/12/2000)                                     -23.03%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -31.57%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            22.16%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (1/12/2000)                                           45.14%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1/12/2000)                                        -45.58%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (9/21/1999)                                     20.46%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/22/1997)                                        54.46%                N/A              -1.01%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/21/1997)                                              0.39%                N/A             -30.29%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (1/3/1995)                                               22.91%                N/A             -33.47%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               51.60%                N/A              13.80%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                      91.75%                N/A               7.90%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC Growth & Income Fund (12/11/1989)                                   286.45%            143.97%              16.84%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC International Fund (9/15/1999)                                      -29.60%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                       61.65%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Emerging Growth Series (5/1/2000)                                         -63.06%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Investors Trust Series (5/1/2000)                                         -31.68%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT New Discovery Series (5/1/2000)                                           -31.16%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Research Series (5/1/2000)                                                -44.57%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                            10.22%                N/A               8.95%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                          12.04%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                           41.16%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                         26.76%                N/A              17.34%

----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/21/2001)                                                   -13.28%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/7/1997)                                                      -10.79%                N/A             -44.40%
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/7/1997)                                                        18.27%                N/A             -40.32%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (6/10/1997)                                                     -39.74%                N/A             -10.21%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (9/1/1989)                                              73.34%             40.97%              10.29%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (12/21/1995)                                 3.58%                N/A              48.92%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       50.49%             15.72%              48.03%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (6/23/1997)                                      41.80%                N/A              36.62%
----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the portfolio had not commenced operations for the time period shown.


Adjusted Historical--Cumulative--Example 3


The following is the cumulative total return information for the investment divisions of the Separate Account based on the assumption that the contract is kept inforce through the end of the time period shown, and the optional premium bonus rider has not been selected. The contingent deferred sales charges are set to zero. The returns assume that each of the investment divisions has been available to the Separate Account since the portfolio inception date.


----------------------------------------------------------------------------------------------------------------------------------

Investment Division with Portfolio Inception Date                         Inception of the     10 Year Period       5 Year Period
                                                                              Portfolio to
                                                                                12/31/2003   Ended 12/31/2003    Ended 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (1/9/1989)                                         428.23%            128.38%             -15.68%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (1/25/1995)                              222.15%                N/A              -7.19%
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (5/3/1993)                                  293.87%            187.19%              29.86%
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio (9/21/1988)                          261.40%             22.75%             -28.43%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund (5/1/1991)                                       114.25%             75.86%               3.46%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund (11/20/1987)                         130.84%             23.40%              13.50%
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund (5/1/2002)                                  4.28%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund (8/15/2001)                                 -12.38%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund (8/14/2001)                                          11.87%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/2002)                                        2.69%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (7/16/1991)                             133.06%             84.21%              -8.26%
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (3/15/1995)                            63.33%                N/A              39.24%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio (1/12/2000)                                  -5.73%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio (1/12/2000)                          -19.35%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (1/12/2000)                                         -3.76%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)Portfolio (1/12/2000)                                      -8.38%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (1/12/2000)                                     5.71%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (1/12/2000)                                 -14.11%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (1/12/2000)                            -31.83%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (1/12/2000)                                          -35.08%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (1/12/2000)                                     -15.32%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (1/12/2000)                                       -24.09%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (1/12/2000)                            31.09%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (1/12/2000)                                           54.70%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (1/12/2000)                                        -38.59%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (9/21/1999)                                     28.72%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (5/22/1997)                                        64.44%                N/A               7.03%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/21/1997)                                              7.92%                N/A             -23.21%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (1/3/1995)                                               31.61%                N/A             -26.52%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II Bond Portfolio (1/3/1995)                               62.07%                N/A              22.33%
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II Small Company Portfolio (1/3/1995)                     104.74%                N/A              16.25%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC Growth & Income Fund (12/11/1989)                                   324.82%            160.84%              25.48%
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC International Fund (9/15/1999)                                      -22.82%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett VC Mid-Cap Value Fund (9/15/1999)                                       71.11%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Emerging Growth Series (5/1/2000)                                         -56.56%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Investors Trust Series (5/1/2000)                                         -24.38%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT New Discovery Series (5/1/2000)                                           -23.84%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)VIT Research Series (5/1/2000)                                                -37.60%               N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio (4/30/98)                                            18.52%                N/A              17.63%

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio (2/16/99)                                          20.56%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio (9/30/99)                                           50.36%                N/A                 N/A

----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio (12/31/97)                                         34.87%                N/A              26.06%

----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/21/2001)                                                    -5.23%                N/A                 N/A
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/7/1997)                                                       -3.80%                N/A             -37.82%
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/7/1997)                                                        26.61%                N/A             -33.59%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (6/10/1997)                                                     -34.72%                N/A              -2.48%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (9/1/1989)                                              90.95%             50.75%              18.71%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (12/21/1995)                                10.41%                N/A              58.65%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund (9/1/1989)                                       65.81%             23.78%              57.72%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (6/23/1997)                                      51.01%                N/A              45.92%
----------------------------------------------------------------------------------------------------------------------------------

N/A - The return information for the investment division is not reflected as the portfolio had not commenced operations for the time period shown.



                               FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)


Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, the Company does not differentiate between Section 1035 premiums and non-Section 1035 premiums.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other Qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between Non-Qualified contracts and IRAs to the extent necessary to comply with federal tax laws.


REQUIRED DISTRIBUTIONS


In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any Non-Qualified contract to provide that
(a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified contracts.


NON-NATURAL PERSON OWNERS


If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.


There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL


In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.


Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.


Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

                          DISTRIBUTION OF THE CONTRACT


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to the contracts in the following amounts during the periods indicated:


------------------------- ------------------------------------------------ -------------------------------------------------

      Fiscal Year                                                                 Aggregate Amount of Commissions of
                                                                                   Commissions Retained by Sammons
                              Aggregate Amount of Commissions Paid to         Securities Company After Payments to its
                                    Sammons Securities Company*                  Registered Persons and Selling Firms

------------------------- ------------------------------------------------ -------------------------------------------------

2003                      $0                                               $0

------------------------- ------------------------------------------------ -------------------------------------------------


Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

     o    sales representative training allowances,

     o    deferred compensation and insurance benefits,

     o    advertising expenses, and

     o    all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

     o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;

     o    sales promotions relating to the contracts;

     o costs associated with sales conferences and educational seminars for their sales representatives; and

     o    other sales expenses incurred by them.

We and/or the Distributor may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.


                          SAFEKEEPING OF ACCOUNT ASSETS


Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our fixed account assets. Records are maintained of all Premiums and redemptions of fund shares held by each of the investment divisions.


                                STATE REGULATION


Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.




                               RECORDS AND REPORTS


All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.


                                LEGAL PROCEEDINGS


Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are not pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.


                                  LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

                                     EXPERTS


The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:


                        PricewaterhouseCoopers LLP Suite
                            1300, 650 Third Avenue S.
                           Minneapolis, MN 55402-4333

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life Insurance Company
and Subsidiaries
Consolidated Financial Statements
December 31, 2003, 2002 and 2001

Midland National Life Insurance Company and Subsidiaries
Index
December 31, 2003, 2002 and 2001
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Auditors.................................................1

Consolidated Financial Statements

Balance Sheets ................................................................2

Statements of Income...........................................................3

Statements of Stockholder's Equity.............................................4

Statements of Cash Flows.....................................................5-6

Notes to Financial Statements...............................................7-29

                         Report of Independent Auditors


   The Board of Directors and Stockholder
   Midland National Life Insurance Company


   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of Midland National Life Insurance Company and its subsidiaries (the "Company") at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments in 2001 by adopting Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138.





   March 3, 2004

Midland National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
December 31, 2003 and 2002
------------------------------------------------------------------------------------------------------------------------

(amounts in thousands, except share and per share amounts)                                  2003                2002

Assets
Investments
    Fixed maturities                                                                    $11,418,585         $ 7,121,761
    Equity securities                                                                       320,049             233,943
    Mortgage loans                                                                          483,595              42,657
    Policy loans                                                                            269,441             226,451
    Short-term investments                                                                  209,268             377,913
    Other invested assets and derivatives                                                   302,964             214,661
                                                                                  ------------------  ------------------
              Total investments                                                          13,003,902           8,217,386
Cash                                                                                         33,268              23,616
Accrued investment income                                                                   143,187              94,817
Deferred policy acquisition costs                                                         1,233,368             966,311
Present value of future profits of acquired businesses                                        9,207              12,214
Income tax asset                                                                             68,444                   -
Other receivables and other assets                                                           71,787              24,149
Reinsurance receivables                                                                   1,156,434             194,537
Assets held in trust - restricted                                                            29,199                   -
Separate accounts assets                                                                    488,815             352,703
                                                                                  ------------------  ------------------
              Total assets                                                              $16,237,611         $ 9,885,733
                                                                                  ------------------  ------------------
Liabilities and Stockholder's Equity
Liabilities
    Policyholder account balances                                                       $12,255,459         $ 6,800,463
    Policy benefit reserves                                                                 706,539             542,587
    Policy claims and benefits payable                                                       92,684              57,300
    Repurchase agreements and collateral on derivative instruments                        1,040,429           1,073,022
    Income tax liability                                                                          -              17,696
    Due to brokers                                                                              599                   -
    Other liabilities                                                                       466,794             206,224
    Trust fund payable                                                                       29,199                   -
    Separate account liabilities                                                            488,815             352,703
                                                                                  ------------------  ------------------
              Total liabilities                                                          15,080,518           9,049,995
                                                                                  ------------------  ------------------
Commitments and contingencies
Stockholder's equity
    Common stock, $1 par value, 2,549,439 shares authorized,
     2,548,878 shares outstanding                                                             2,549               2,549
    Additional paid-in capital                                                              268,707              43,707
    Accumulated other comprehensive income                                                   65,252              39,596
    Retained earnings                                                                       820,585             749,886
                                                                                  ------------------  ------------------
              Total stockholder's equity                                                  1,157,093             835,738
                                                                                  ------------------  ------------------
              Total liabilities and stockholder's equity                                $16,237,611         $ 9,885,733
                                                                                  ------------------  ------------------



              The accompanying notes are an integral part of these
                       consolidated financial statements.

Midland National Life Insurance Company and Subsidiaries
Consolidated Statements of Income
Years Ended December 31, 2003, 2002 and 2001
------------------------------------------------------------------------------------------------------------------------

(amounts in thousands)                                                        2003              2002             2001

Revenues
Premiums                                                                   $ 112,118          $ 96,815         $ 95,475
Interest sensitive life and investment product charges                       225,966           157,699          156,018
Net investment income                                                        595,149           324,374          267,960
Net realized investment gains (losses)                                         3,482            14,514           (2,725)
Net unrealized gains (losses) on derivative instruments                       17,024           (22,115)           2,753
Other income                                                                   6,601             5,066            5,963
                                                                      ---------------   ---------------  ---------------
              Total revenue                                                  960,340           576,353          525,444
                                                                      ---------------   ---------------  ---------------
Benefits and expenses
Benefits incurred                                                            187,400           145,414          154,314
Interest credited to policyholder account balances                           400,478           211,811          162,779
                                                                      ---------------   ---------------  ---------------
              Total benefits                                                 587,878           357,225          317,093
                                                                      ---------------   ---------------  ---------------
Operating expenses (net of commissions and other
 expenses deferred)                                                           81,073            44,386           41,884
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                      129,362            50,001           59,131
                                                                      ---------------   ---------------  ---------------
              Total benefits and expenses                                    798,313           451,612          418,108
                                                                      ---------------   ---------------  ---------------
              Income before income taxes and cumulative
               effect of a change in accounting principle                    162,027           124,741          107,336
Income tax expense                                                            55,328            43,021           37,385
                                                                      ---------------   ---------------  ---------------
              Income before cumulative effect of a change
               in accounting principle                                       106,699            81,720           69,951
Cumulative effect on prior years of change in
 accounting for derivative instruments                                             -                 -           (1,012)
                                                                      ---------------   ---------------  ---------------
              Net income                                                   $ 106,699          $ 81,720         $ 68,939
                                                                      ---------------   ---------------  ---------------

              The accompanying notes are an integral part of these
                       consolidated financial statements.

Midland National Life Insurance Company and Subsidiaries
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2003, 2002 and 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Accumulated
                                                                Additional                      Other                     Total
                                                      Common     Paid-in     Comprehensive  Comprehensive  Retained    Stockholder's
(amounts in thousands)                                Stock      Capital     Income (Loss)  Income (Loss)  Earnings      Equity


Balances at December 31, 2000                         $ 2,549    $  33,707                   $ (16,106)    $ 648,227   $ 668,377
Comprehensive income
   Net income                                                                 $  68,939                       68,939      68,939
   Other comprehensive income
     Net unrealized loss on available-for-sale investments
      and certain interest rate swaps (net of tax ($8,325))                     (15,462)       (15,462)                  (15,462)
                                                                             -----------
           Total comprehensive income                                         $  53,477
                                                                             -----------
Dividends paid on common stock                                                                               (22,000)    (22,000)
                                                     ---------  -----------                 -----------   -----------  ----------
Balances at December 31, 2001                           2,549       33,707                     (31,568)      695,166     699,854
Comprehensive income
   Net income                                                                 $  81,720                       81,720      81,720
   Other comprehensive income
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $38,318)                       71,164         71,164                    71,164
                                                                             -----------
           Total comprehensive income                                         $ 152,884
                                                                             -----------
Capital contribution                                                10,000                                                10,000
Dividends paid on common stock                                                                               (27,000)    (27,000)
                                                     ---------  -----------                 -----------   -----------  ----------
Balances at December 31, 2002                           2,549       43,707                      39,596       749,886     835,738
Comprehensive income
   Net income                                                                 $ 106,699                      106,699     106,699
   Other comprehensive income
     Minimum pension liability (net of tax $  407)                                 (756)          (756)                     (756)
     Net unrealized gain on available-for-sale investments
      and certain interest rate swaps (net of tax $14,222)                       26,412         26,412                    26,412
                                                                             -----------
           Total comprehensive income                                         $ 132,355
                                                                             -----------
Capital contribution                                               225,000                                               225,000
Dividends paid on common stock                                                                               (36,000)    (36,000)
                                                     ---------  -----------                 -----------   -----------  ----------
Balances at December 31, 2003                         $ 2,549    $ 268,707                   $  65,252     $ 820,585   $1,157,093
                                                     ---------  -----------                 -----------   -----------  ----------




              The accompanying notes are an integral part of these
                             financial statements.

Midland National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
Years Ended December 31, 2003, 2002 and 2001
------------------------------------------------------------------------------------------------------------------------

(amounts in thousands)                                                     2003               2002               2001

Cash flows from operating activities
Net income                                                              $ 106,699          $  81,720          $  68,939
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities
    Amortization of deferred policy acquisition costs
     and present value of future profits of
     acquired businesses                                                  129,362             50,001             59,131
    Net amortization of premiums and discounts on
     investments                                                           40,694             46,795             32,027
    Policy acquisition costs deferred                                    (393,833)          (369,222)          (283,282)
    Net realized investment (gains) losses                                 (3,482)           (14,514)             2,725
    Net unrealized (gains) losses on derivative
     instruments                                                          (17,024)            22,115             (2,753)
    Cumulative effect of accounting change                                      -                  -              1,012
    Deferred income taxes                                                 (17,447)           (18,166)              (151)
    Net interest credited and product charges on
     universal life and investment policies                               344,543            132,368             28,009
    Changes in other assets and liabilities
      Net receivables                                                    (100,577)           (22,345)           (12,018)
      Net payables                                                        (13,065)            (9,203)            13,607
      Policy benefits                                                     (23,983)             6,319             17,483
      Other                                                               (10,966)               188              1,212
                                                                  ----------------   ----------------   ----------------
              Net cash provided by (used in) operating
               activities                                                  40,921            (93,944)           (74,059)
                                                                  ----------------   ----------------   ----------------
Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                    6,407,146          5,274,090          1,628,781
    Equity securities                                                     306,724            118,338            263,191
    Mortgage loans                                                         65,711                  -                  -
    Other invested assets and derivatives                                 157,831             38,282             11,709
Cost of investments acquired
    Fixed maturities                                                   (8,645,932)        (7,789,238)        (3,469,665)
    Equity securities                                                    (380,292)          (129,451)           (78,270)
    Other invested assets and derivatives                                (114,483)          (122,988)          (114,619)
Purchase of CHC                                                          (290,188)                 -                  -
Net change in policy loans                                                 (2,222)               172             (4,025)
Net change in short-term investments                                      256,608            (88,630)           (87,423)
Net change in repurchase agreements and
 collateral on swap agreements                                            (32,593)           615,096            457,926
Net change in amounts due to brokers                                      (18,177)           (91,786)            84,942
                                                                  ----------------   ----------------   ----------------
              Net cash used in investing activities                    (2,289,867)        (2,176,115)        (1,307,453)
                                                                  ----------------   ----------------   ----------------
Cash flows from financing activities
Receipts from universal life and investment products                    2,839,656          2,761,615          1,714,938
Benefits paid on universal life and investment
 products                                                                (756,241)          (461,264)          (303,015)
Cash paid on coinsurance agreement                                        (13,817)                 -                  -
Capital contributions received                                            225,000             10,000                  -
Dividends paid on common stock                                            (36,000)           (27,000)           (22,000)
                                                                  ----------------   ----------------   ----------------
              Net cash provided by financing activities                 2,258,598          2,283,351          1,389,923
                                                                  ----------------   ----------------   ----------------
              Increase in cash                                              9,652             13,292              8,411
Cash
Beginning of year                                                          23,616             10,324              1,913
                                                                  ----------------   ----------------   ----------------
End of year                                                             $  33,268          $  23,616          $  10,324
                                                                  ----------------   ----------------   ----------------
Supplemental disclosures of cash flow information
Cash paid during the year for
    Interest                                                              $     -            $    25            $    50
    Income taxes, paid to parent                                           92,221             42,908             48,038


              The accompanying notes are an integral part of these
                       consolidated financial statements.

Midland National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
December 31, 2003, 2002 and 2001

(amounts in thousands)

1.        Summary of Significant Accounting Policies

        Organization
        Midland National Life Insurance Company ("Midland National") is a wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). Effective January 8, 2003, Midland National acquired through a purchase agreement, 100% of the outstanding shares of CHC Holding Inc. ("CHC") (Note 10). Companies owned by CHC include the insurance entity, Clarica Life Insurance Company - U.S. ("Clarica Life") and three noninsurance entities that provide various services on behalf of Clarica Life. Together, these companies (collectively the "Company") operate predominantly in the individual life and annuity business of the life insurance industry and are licensed to operate in 49 states and the District of Columbia. The accompanying financial statements include the consolidated accounts of the Company, including the results of operations and cash flows of CHC for the time period from January 8, 2003 (date of purchase) through December 31, 2003. All significant inter-company accounts and transactions have been eliminated in consolidation.

        The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American") and North American Company for Life and Health Insurance of New York ("NANY").

        Use of Estimates
        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and a decrease in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.

        Investments
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at market value with the unrealized holding gains and losses included as other comprehensive income in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred income taxes and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available-for-sale security transactions are included in investing activities in the statements of cash flows.

        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income.

        The majority of the mortgage loans were acquired as part of the CHC acquisition and were recorded at fair value as of the purchase date. Mortgage loans are carried at the adjusted unpaid balances less allowance for losses.

        Short-term investments are carried at amortized cost, which approximates fair value. Policy loans are carried at unpaid principal balances.

        Other invested assets and derivatives are primarily comprised of interest rate swaps, options, joint ventures and limited partnerships. The derivatives are recorded at quoted market prices. Investments in joint ventures and limited partnerships are recorded under the equity method of accounting and reviewed for impairment on a periodic basis.

        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments.

        The Company's accounting policy for impairment recognition requires other than temporary impairment charges to be recorded. Factors considered in evaluating whether a decline in value is other than temporary include the length of time and magnitude by which the fair value is less than cost; the financial condition, enterprise value and prospects of the investment combined with the intent and ability of the Company to hold the investment. Other considerations are also taken into account such as, but not limited to financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. The Company recorded $19,229 and $16,429 during 2003 and 2002, respectively, of realized losses as a result of this analysis, in addition to those securities which were sold and impaired at the time of sale. These losses are included in net realized gains and losses.

        Recognition of Traditional Life Revenue and Policy Benefits
        Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums, which comprise the majority of premium revenues, are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        Liabilities for future policy benefits for traditional policies generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity, and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions range primarily from 6.25% to 11.25%.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments which support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and equity index amounts credited to the account balances.

        Policy reserves for universal life and other interest sensitive life insurance and investment contracts are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.0% to 6.65% during 2003, 2.75% to 5.65% during 2002 and 2.75% to 6.25% during 2001. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137 and 138.

        SFAS No. 133 requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (for those derivatives designated as "hedges") while other changes in derivative fair value are reflected in the statement of income. The Company uses derivatives to manage its policy obligation and investment risks.

        The Company has approximately $1,878,827 of annuity policies inforce (net of $720,116 ceded to an outside reinsurer) that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options which compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company classifies these derivative investments as "Other Invested Assets" and amortizes the cost against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133, the Company adjusts the carrying value of the options from amortized cost to market with any change reflected as an unrealized gain (loss) in the statement of income. When the option matures, any value received by the Company is reflected as investment income ($48,742 in 2003 and $4,385 in 2002) offset by the amount credited to the policyholder ($45,385 in 2003 and $3,915 in 2002). The following relates to the options owned as of December 31, 2003 and 2002:

                                                  2003               2002

        Notional amount                        $1,875,505         $1,330,770
        Amortized cost                             59,275             42,664
        Estimated fair value                      228,928             34,395


        SFAS No. 133 requires that the fair value changes of the derivatives embedded in "Equity Indexed Products" be reflected in the statement of income. The following summarizes the impacts of these derivatives in the statement of income:

                                                                                  December 31,
                                                  Change       --------------------------------------------------
Gain (Loss) in Fair Value                       During 2003         2003              2002             2001

Change in investment values                       $ 145,229         $ 136,960          $ (8,269)        $  1,687
Change in liability values                         (128,205)         (144,487)          (16,282)          (4,123)
                                             ---------------   ---------------   ---------------  ---------------
Change in derivative/option values                   17,024            (7,527)          (24,551)          (2,436)
Offset to deferred acquisition costs                (11,975)            5,211            17,186            1,705
Offset to federal income taxes                       (1,796)              782             2,578              256
                                             ---------------   ---------------   ---------------  ---------------
Net impact                                         $  3,253          $ (1,534)         $ (4,787)         $  (475)
                                             ---------------   ---------------   ---------------  ---------------

        The impact as of January 1, 2001, was reflected as a change in accounting. The changes during 2003 and 2002 are reflected in the statement of income in the respective components of income.

        The fair value of the investment in call options is based upon quoted market prices. The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using the current risk free rate consistent with the duration of the liability. This value is then compared to the carrying value of the liability to calculate any gain or loss which is reflected in the statement of income as an unrealized gain or loss on derivative instruments. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the deferred acquisition costs, an adjustment to the amortization of deferred acquisition costs is made.

        The Company has a number of investments which pay interest on a variable rate tied to a major interest rate index. The Company has entered into interest rate swaps which effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities.

                                                   2003              2002

Notional amounts                                 $ 266,500           $ 728,500
Fixed rates to receive (range)               4.73% to 6.04%     4.73% to 6.04%
Current variable rates to pay (range)        1.15% to 1.23%     1.40% to 1.96%


        These swaps are accounted for as cash-flow hedges with the change in fair value reflected in other comprehensive income. The Company had no outstanding interest rate swaps as of January 1, 2001, so there was no change in accounting.


                                                           Change                      December 31,
                                                           During         -----------------------------------
Gain (Loss) in Fair Value                                   2003                 2003               2002

Change in swaps values                                       $ (66,788)         $  10,705          $  77,493
Offset to deferred acquisition costs                            46,752             (7,493)           (54,245)
Offset to federal income taxes                                   7,013             (1,124)            (8,137)
                                                       ----------------   ----------------   ----------------
              Net impact to other comprehensive
               income                                        $ (13,023)          $  2,088          $  15,111
                                                       ----------------   ----------------   ----------------


       The Company generally limits its selection of counterparts that are obligated under its derivative contracts to those within the "A" credit rating or above. Entering into such agreements from financial institutions with long-standing performance records minimizes the risk. The amounts of such exposure are essentially the net replacement cost or market value for such agreements with each counter party, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution. Collateral posted at December 31, 2003, applicable to all derivative investments was $105,110 and is reflected in the balance sheet in short term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements and collateral on derivative instruments.

        Deferred Policy Acquisition Costs ("DPAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business have been deferred to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, policy issuance, underwriting, and certain variable agency expenses.

        Deferred costs related to traditional life insurance are amortized over the estimated premium payment period of the related policies in proportion to the ratio of annual premium revenues to total anticipated premium revenues.


        Deferred costs related to interest sensitive policies are being amortized over the lives of the policies in relation to the present value of actual and estimated gross profits subject to regular evaluation and retroactive revision to reflect actual emerging experience.

        Policy acquisition costs deferred and amortized for years ended December 31 are as follows:

                                                                   2003               2002               2001

Deferred policy acquisition costs, beginning
 of year                                                         $ 966,311          $ 805,576          $ 554,426
Offset to losses on derivative instruments -
 January 1, 2001                                                         -                  -              3,632
Commissions deferred                                               365,615            336,072            256,334
Underwriting and acquisition expenses deferred                      28,218             33,150             26,948
Change in offset to unrealized (gains) losses                         (421)          (161,493)            20,015
Amortization - related to operations                              (114,380)           (61,259)           (53,852)
Amortization - related to SFAS No. 133                             (11,975)            14,265             (1,927)
                                                           ----------------   ----------------   ----------------
Deferred policy acquisition costs, end of year                  $1,233,368          $ 966,311          $ 805,576
                                                           ----------------   ----------------   ----------------

        To the extent that unrealized gains and losses on available-for-sale securities would result in an adjustment to the amortization pattern of deferred policy acquisition costs or present value of future profits of acquired businesses had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income as an offset to the unrealized gains or losses. Recoverability of deferred policy acquisition costs is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Present Value of Future Profits of Acquired Businesses
        The present value of future profits of acquired businesses ("PVFP") represents the portion of the purchase price of blocks of businesses which is allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. The composition of the PVFP for the years ended December 31 is summarized below:

                                                                  2003               2002               2001

Balance at beginning of year                                     $  12,214          $  15,221          $  18,573
Amortization                                                        (3,007)            (3,007)            (3,352)
                                                           ----------------   ----------------   ----------------
Balance at end of year                                            $  9,207          $  12,214          $  15,221
                                                           ----------------   ----------------   ----------------

        Retrospective adjustments of these amounts are made periodically upon the revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.

        Based on current conditions and assumptions as to future events, the Company expects to amortize substantially all of the existing PVFP over the next five years.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.

        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

        Assets Held in Separate Accounts
        Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company records the fees earned for administrative and contractholder services performed for the separate accounts in other income.

        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized gains and losses on available-for-sale securities and the minimum pension liability. In addition, certain interest rate swaps are accounted for as cash-flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


        Repurchase Agreements and Collateral on Derivative Instruments

        Repurchase Agreements
        As part of the Company's investment strategy, the Company may enter reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as collateral borrowings, where the amount borrowed is equal to the market value of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2003 and 2002, there were $935,319 and $1,007,654, respectively, of such agreements outstanding. The collateral for these agreements is held in the fixed maturities and short-term investments in the balance sheets.

        Collateral on Derivative Instruments As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge was $105,110 and $65,368 at December 31, 2003 and 2002, respectively, and is reflected in the Company's consolidated balance sheets in short term investments. None of the collateral has been repledged as of December 31, 2003 and 2002. The obligation to repay the collateral is reflected in the consolidated balance sheets in repurchase agreements and collateral on derivative instruments.

        New Accounting Standards
        In June 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for the Separate Accounts. The Company will adopt this SOP in 2004. The SOP provides guidance on accounting and reporting for certain insurance sales inducements, primarily bonus interest credits. In addition, the SOP modifies accounting and reporting for certain separate account business. The Company currently reports the bonus interest and separate account business in substantially the method prescribed in the SOP, therefore the adoption of this SOP should have minimal to no impact on the Company's financial position or results of operations.

        In April 2003, the Derivatives Interpretation Group Issue B36, Embedded
        Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("DIG B36"), was cleared by the Financial Accounting Standards Board ("FASB"). DIG B36 provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. This pronouncement becomes effective for the Company in 2004. It is anticipated DIG B36 will impact the accounting and reporting for one large coinsurance with funds withheld agreement with an outside reinsurance company. The Company is currently reviewing the impact of this pronouncement, but does not anticipate a material impact on its financial position or results of operations.


        In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51. This interpretation provides guidance for determining when a variable interest entity, as defined, should be consolidation in an issuer's financial statements. The interpretation is effective for periods ending after March 15, 2004. The adoption of this interpretation is not expected to have a significant impact on the Company's financial position or results of operations.

2.      Fair Value of Financial Instruments

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

        Mortgage Loans
        The majority of the mortgage loans were acquired as part of the CHC acquisition and were restated to a market value at purchase date. The fair values are estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the loans in January 2003. At that time, each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes.

        Cash, Short-Term Investments and Policy Loans
        The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

        Other Invested Assets and Derivatives
        For joint ventures and limited partnerships, the carrying amounts reported in the consolidated balance sheets approximate their fair values. For the derivative instruments, including the interest rate swaps and options, the carrying value is equal to broker quoted market prices or fair value.

        Investment Securities
        Fair value for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services. In some cases, such as private placements and certain mortgage-backed securities, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities are based on quoted market prices.

        Investment-Type Insurance Contracts
        Fair values for the Company's liabilities under investment-type insurance contracts are estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued.


        These fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                             December 31, 2003                        December 31, 2002
                                    --------------------------------------   --------------------------------------
                                         Carrying            Estimated            Carrying            Estimated
                                           Value            Fair Value              Value            Fair Value

Financial assets
    Fixed maturities,
     available-for-sale                 $11,418,585         $11,418,585          $ 7,121,761         $ 7,121,761
    Equity securities,
     available-for-sale                     320,049             320,049              233,943             233,943
    Mortgage loans                          483,595             482,347               42,657              42,657
    Policy loans                            269,441             269,441              226,451             226,451
    Short-term investments                  209,268             209,268              377,913             377,913
    Other invested assets
     and derivatives                        302,964             302,964              214,661             214,661
Financial liabilities
    Investment-type
     insurance contracts                  5,967,544           5,130,482            5,201,399           4,363,514


3.      Investments and Investment Income

        Fixed Maturities and Equity Security Investments
        The amortized cost and estimated fair value of fixed maturities and equity securities classified as available-for-sale are as follows:

                                                                    December 31, 2003
                                        -------------------------------------------------------------------------
                                                                Gross             Gross
                                                              Unrealized        Unrealized         Estimated
                                            Amortized          Holding           Holding             Fair
                                              Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 2,404,529         $ 23,051          $ 30,886         $ 2,396,694
    Corporate securities                        5,051,101          170,338            30,028           5,191,411
    Mortgage-backed securities                  3,648,309           82,784            17,253           3,713,840
    Other debt securities                         110,527            6,284               171             116,640
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities           11,214,466          282,457            78,338          11,418,585
Equity securities                                 303,867           17,385             1,203             320,049
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $11,518,333        $ 299,842          $ 79,541         $11,738,634
                                        ------------------  ---------------   ---------------  ------------------




                                                                   December 31, 2002
                                        -------------------------------------------------------------------------
                                                                Gross             Gross
                                                              Unrealized        Unrealized         Estimated
                                            Amortized          Holding           Holding             Fair
                                              Cost              Gains             Losses             Value

Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 1,583,313         $ 42,607          $  3,369         $ 1,622,551
    Corporate securities                        3,193,236           87,196           110,080           3,170,352
    Mortgage-backed securities                  2,231,273           91,089             4,233           2,318,129
    Other debt securities                          10,067              671                 9              10,729
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities            7,017,889          221,563           117,691           7,121,761
Equity securities                                 225,358           10,717             2,132             233,943
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $ 7,243,247        $ 232,280         $ 119,823         $ 7,355,704
                                        ------------------  ---------------   ---------------  ------------------


        The corporate securities category in the table above includes a group of foreign securities with a total amortized cost of $19,487 and a fair value of $21,075 at December 31, 2003. These securities have variable interest rates that currently average 1.42% and maturity dates of 2049.

        The following table shows the Company's gross unrealized losses and fair value on its available-for-sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.


                              Less than 12 months           12 months or more                 Total
                           ---------------------------   -------------------------   ---------------------------
                                           Unrealized                  Unrealized                    Unrealized
                            Fair Value       Losses      Fair Value      Losses       Fair Value       Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                  $1,160,846      $28,898       $ 93,167      $ 1,988       $1,254,013      $30,886
   Corporate securities          186,633        9,384        233,752       20,644          420,385       30,028
   Mortgage-backed
    securities                 1,152,469       17,128         14,875          125        1,167,344       17,253
   Other debt securities          27,009          171              -            -           27,009          171
                           --------------  -----------   ------------  -----------   --------------  -----------
           Total fixed
            maturities         2,526,957       55,581        341,794       22,757        2,868,751       78,338
Equity securities                 98,825        1,141          3,999           62          102,824        1,203
                           --------------  -----------   ------------  -----------   --------------  -----------
           Total available-
            for-sale          $2,625,782      $56,722       $345,793      $22,819       $2,971,574      $79,541
                           --------------  -----------   ------------  -----------   --------------  -----------

        The unrealized appreciation (depreciation) on the available-for-sale securities and interest rate swaps in 2003 and 2002 is reduced by DPAC and deferred income taxes and is reflected as a component of accumulated other comprehensive income in the statements of stockholder's equity:

                                                                                      2003               2002

Net unrealized appreciation - AFS securities                                        $ 220,300          $ 112,457
Net unrealized appreciation - interest rate swaps                                      10,705             77,493
DPAC                                                                                 (129,455)          (129,034)
Deferred income taxes                                                                 (35,542)           (21,320)
                                                                              ----------------   ----------------
                                                                                       66,008             39,596
Minimum pension liability (net of tax $407)                                              (756)                 -
                                                                              ----------------   ----------------
              Accumulated other comprehensive gain                                  $  65,252          $  39,596
                                                                              ----------------   ----------------


        The other comprehensive income (loss) is comprised of the change in unrealized gains (losses) on available-for-sale fixed maturities, equity security investments and other invested assets (interest rate swaps) arising during the period less the realized (gains) losses included in income, deferred policy acquisition costs, minimum pension liability and deferred income taxes as follows:

                                                                  2003               2002               2001

Unrealized holding gains (losses) arising in the
 current period
     Fixed maturities                                            $  30,731          $ 209,522          $ (59,692)
     Equity securities                                              12,538             (1,039)            12,680
     Other invested assets - interest rate swaps                   (66,788)            77,004                489
     Less:  Reclassification adjustment for
      losses (gains) released into income                           64,574            (14,512)             2,721
     Less:  DPAC impact                                               (421)          (161,493)            20,015
     Less:  Deferred income tax effect                             (14,222)           (38,318)             8,325
                                                           ----------------   ----------------   ----------------
                                                                    26,412             71,164            (15,462)
     Less:  Minimum pension liability impact                          (756)                 -                  -
                                                           ----------------   ----------------   ----------------
                 Net other comprehensive income
                  (loss)                                         $  25,656          $  71,164          $ (15,462)
                                                           ----------------   ----------------   ----------------

        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2003, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                               Amortized           Estimated
                                                                                 Cost             Fair Value

Due in one year or less                                                           $  103,700          $  104,462
Due after one year through five years                                              1,197,821           1,240,224
Due after five years through ten years                                             1,663,622           1,722,913
Due after ten years                                                                4,601,014           4,637,146
Securities not due at a single maturity date (primarily
 mortgage-backed securities)                                                       3,648,309           3,713,840
                                                                           ------------------  ------------------
              Total fixed maturities                                             $11,214,466         $11,418,585
                                                                           ------------------  ------------------

        Midland National became a member of the Federal Home Loan Bank of Des Moines ("FHLB") in 2002. In order to become a member Midland National was required to purchase FHLB equity securities that total $10,000 as of December 31, 2003. The securities are included in equity securities at cost in the Company's balance sheet. Resale of these securities is restricted only to FHLB. As a member of FHLB the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. The Company has not utilized this facility since its inception.


        Investment Income and Investment Gains (Losses)
        The major categories of investment income are summarized as follows:


                                                                   2003               2002               2001

Gross investment income
    Fixed maturities                                             $ 557,185          $ 323,558          $ 239,652
    Equity securities                                               27,506             19,387             30,620
    Mortgage loans                                                  37,961              3,608              3,744
    Policy loans                                                    20,100             16,781             16,734
    Short-term investments                                           4,972              8,305             12,238
    Other invested assets                                           22,115             25,227              7,202
                                                           ----------------   ----------------   ----------------
              Total gross investment income                        669,839            396,866            310,190
Value received on option maturities                                 48,742              4,385                  -
Less:  Amortization of investment options                           77,357             56,491             34,216
Less:  Investment expenses                                          46,075             20,386             42,230
                                                           ----------------   ----------------   ----------------
              Net investment income                              $ 595,149          $ 324,374          $ 233,744
                                                           ----------------   ----------------   ----------------

        Included in gross investment income from equity securities in 2003 is $4,686 of income related to a common stock trading program the Company initiated during 2003. Under this program, the Company purchases a common equity security prior to its ex-dividend date and simultaneously writes a covered call option on the security. The Company receives the common equity dividend and subsequently disposes of the common equity by terminating or expiring the written call option and selling the equity security or the covered call option on the equity security is exercised. In addition, the Company purchased S&P 500 put options to hedge against a significant drop in the equity securities market. For the year ended December 31, 2003, gross investment income from these activities consisted of the following:


Dividends                                                             $  15,188
Covered call option premiums                                              7,394
Loss on disposal of equity securities                                   (17,271)
S&P 500 put option expense                                                 (625)
                                                                ----------------
              Net impact on gross investment income                    $  4,686
                                                                ----------------



        The major categories of realized investment gains (losses) reflected in the income statement are summarized as follows:


                                                                   2003               2002               2001
                                                                 Realized           Realized           Realized

Fixed maturities                                                 $ (69,515)         $  26,331          $ (16,158)
Equity securities                                                    4,941            (11,819)            13,437
Mortgage loans                                                       2,164                  -                  -
Gain on termination of interest rate swaps                          65,901                  -                  -
Other                                                                   (9)                 2                 (4)
                                                           ----------------   ----------------   ----------------
              Net investment gains (losses)                       $  3,482          $  14,514          $  (2,725)
                                                           ----------------   ----------------   ----------------

        During 2003, the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as cash flow hedges and the proceeds from termination are reflected as realized gains or losses. During 2003, the Company terminated interest rate swaps with notional amounts of $462,000 and realized net gains on the terminations of $42,293. In some of the termination agreements, the Company elected to continue the interest rate swap for a period of 18 months. The remaining 18-month interest rate swaps do not qualify for hedge accounting and the Company realized a gain equal to the fair value of the remaining interest rate swap on the date of termination. These swaps are adjusted to fair market value as of December 31, 2003, with any change in fair value reflected as a realized gain or loss. During 2003, the Company realized net gains of $23,608 related to the termination of interest rate swaps with remaining 18-month periods.

        In 2002, the Company sold most of its investments in Worldcom Inc. bonds and recorded a pre-tax realized loss of approximately $18,000. Offsetting gains were taken on other securities during 2002 which were recorded in net realized investment gains.

        In 2001, the Company sold most of its investments in Enron bonds and recorded a pre-tax realized loss of approximately $28,000. Offsetting gains were taken on other securities during 2001 which were recorded in net realized investment gains.

        Proceeds from the sale of available-for-sale securities and the gross realized gains and losses on these sales (excluding maturities, calls and prepayments) during 2003, 2002 and 2001 were as follows:


                                    2003                           2002                          2001
                        -----------------------------  ----------------------------  ----------------------------
                            Fixed          Equity         Fixed          Equity          Fixed         Equity
                         Maturities      Securities     Maturities     Securities     Maturities     Securities

Proceeds from sales     $5,509,559      $ 281,599     $5,079,475       $ 69,273      $1,338,697     $ 254,900
Gross realized gains        52,919          6,214         88,727          2,892          39,384        18,314
Gross realized losses      (92,818)        (2,719)       (51,632)       (17,565)        (58,371)       (9,287)


        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had no investments in one entity which exceeded 10% of stockholder's equity at December 31, 2003.

        Other
        At December 31, 2003 and 2002, securities amounting to $4,845 and $2,183, respectively, were on deposit with regulatory authorities as required by law.

        Mortgage Loans
        Approximately 34% of the Company's mortgage loan portfolio is located in the Northeast geographic region. No other region accounts for over 19% of the mortgage portfolio. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2003, was as follows: Office 44%, Retail 13%, Industrial 28%, Apartment 6%, and Other 9%. At December 31, 2003, no investments in mortgage loans were considered by management to be impaired. At December 31, 2003, the average investment in mortgage loans was $5,800.

        The maximum and minimum lending rates for new mortgage loans during 2003 was 7.84% to 7.84%. The maximum percentage of any one loan to the value of the underlying security at the time of the loan was 80%. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

        The total recorded investment in restructured loans at December 31, 2003, is $600. Interest income on nonperforming loans is generally recognized on a cash basis.

4.      Income Taxes

        The significant components of the provision for income taxes are as follows:

                                                                  2003               2002               2001

Current                                                          $  72,775          $  61,187          $  37,536
Deferred                                                           (17,447)           (18,166)              (151)
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  55,328          $  43,021          $  37,385
                                                           ----------------   ----------------   ----------------


        Income tax expense differs from the amounts computed by applying the U.S. Federal income tax rate of 35% to income before income taxes as follows:


                                                                  2003               2002               2001

At statutory federal income tax rate                             $  56,709          $  43,660          $  37,567
Dividends received deductions                                         (462)              (405)              (701)
Other, net                                                            (919)              (234)               519
                                                           ----------------   ----------------   ----------------
              Total income tax expense                           $  55,328          $  43,021          $  37,385
                                                           ----------------   ----------------   ----------------

        The federal income tax asset as of December 31 is comprised of the following:


                                                                                    2003               2002

Net deferred income tax asset (liability)                                           $  74,102          $  (2,098)
Income taxes currently payable                                                         (5,658)           (15,598)
                                                                              ----------------   ----------------
              Income tax asset (liability)                                          $  68,444          $ (17,696)
                                                                              ----------------   ----------------

        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31 are as follows:



                                                                                   2003               2002

Deferred income tax assets
    Policy liabilities and reserves                                                 $ 505,038          $ 320,041
    Other, net                                                                         31,599              5,333
                                                                              ----------------   ----------------
              Total gross deferred income tax assets                                  536,637            325,374
                                                                              ----------------   ----------------
Deferred income tax liabilities
    Investments                                                                      (124,855)           (49,592)
    Present value of future profits of acquired business                               (3,222)            (4,275)
    Deferred policy acquisition costs                                                (334,458)          (273,605)
                                                                              ----------------   ----------------
              Total deferred income tax liabilities                                  (462,535)          (327,472)
                                                                              ----------------   ----------------
              Net deferred income tax asset (liability)                             $  74,102          $  (2,098)
                                                                              ----------------   ----------------

        Prior to 1984, certain special deductions were allowed life insurance companies for federal income tax purposes. These special deductions were accumulated in a memorandum tax account designated as "Policyholders' Surplus." Such amounts will usually become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or certain cash distributions are deemed to be paid out of this account. It is management's opinion that further deemed payments from this account are not likely to occur. Accordingly, no provision for income tax has been made on the approximately $79,000 balance in the policyholders' surplus account at December 31, 2003.

5.      Reinsurance

        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:

                              2003                              2002                            2001
                 --------------------------------  ------------------------------  ------------------------------
                     Ceded            Assumed          Ceded           Assumed          Ceded          Assumed

Premiums              $ 597,016          $ 9,597        $ 623,532        $ 7,519          $ 42,760       $ 6,026
Claims                    9,995           12,172           27,927          7,282            19,225         5,946



        The Company generally reinsures the excess of each individual risk over $500 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company has two large reinsurance arrangements at December 31, 2003, which are described below.

        Midland National entered into a funds withheld coinsurance agreement with an outside reinsurer in 2002. This is an indemnity agreement that covers 50% of all policies issued during 2002 and 2003 of particular annuity plans. In this agreement Midland National agrees to withhold, on behalf of the assuming company, assets equal to the Statutory reserve associated with these policies. The Company has netted the funds withheld liability of $896,173 and $491,472 against the reserve credits of $1,093,253 and $601,019 in the reinsurance receivable line in the December 31, 2003 and 2002 balance sheets, respectively. This agreement increased (decreased) the following financial statement lines as follows:

                                                                    2003               2002

Assets
    Other invested assets                                          $  4,842           $  3,425
    Deferred policy acquisition costs                              (192,354)          (109,793)
    Reinsurance receivables                                         197,079            109,547
Liabilities
    Other liabilities                                                 1,022              2,316
Revenues
    Interest sensitive life and investment product charges             (197)              (109)
    Net investment income                                           (38,627)           (11,406)
Benefits and expenses
    Interest credited to policyholder account balances              (27,115)            (8,861)
    Operating expenses                                                   75               (353)
    Amortization of deferred policy acquisition costs               (10,704)            (3,164)

        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

        Effective January 1, 2003, Clarica Life entered into a coinsurance agreement with an outside reinsurer that covers 30% of the majority of the inforce life and annuity policies. Policies issued in 2003 are not covered under this agreement. In this agreement approximately $734,671 of policy obligations were transferred to the reinsurer. The transfer of the policy obligations was funded by the transfer of $564,570 of fixed maturity securities, $153,219 of mortgage loans and $15,417 of cash. The GAAP ceding fee of $1,465 was recorded into a deferred liability account which will be amortized over the life of the agreement.

6.      Statutory Financial Data and Dividend Restrictions

        Midland National is domesticated in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.

        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by Midland National during any 12-month period, without prior approval of the insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid statutory stockholder dividends of $36,000, $27,000 and $22,000 in 2003, 2002 and
        2001, respectively. Dividends payable in 2004 up to approximately $121,500 will not require prior approval of regulatory authorities.

        The statutory net income of the Company for the years ended December 31, 2003, 2002 and 2001, is approximately $95,000, $68,000 and $52,000, respectively, and capital and surplus at December 31, 2003, 2002 and 2001, is approximately $722,000, $509,000 and $457,000, respectively, in accordance with statutory accounting principles.

7.      Employee Benefits

        Midland National participates in qualified pensions and other postretirement benefit plans sponsored by SEI. The Company also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2003 and 2002. The amounts reflect an allocation of the Company's portion of the SEI plan:

                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                       2003            2002            2003             2002

Benefit obligation at December 31                       $ 18,589        $ 14,556         $ 3,352         $ 1,995
Fair value of plan assets at December 31                   9,950           7,892               -               -
                                                   --------------  --------------  --------------   -------------
Funded status at December 31                            $ (8,639)       $ (6,664)       $ (3,352)       $ (1,995)
                                                   --------------  --------------  --------------   -------------
Accrued benefit liability recognized
 in financial statements                                 $ 3,501         $ 2,639         $ 1,862         $ 1,636
                                                   --------------  --------------  --------------   -------------


        The Company's postretirement benefit plan is not funded; therefore, it has no plan assets.

        The amounts of contributions made to and benefits paid from the plan are as follows:


                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                   ------------------------------  ------------------------------
                                                       2003            2002            2003             2002

Employer contributions                                   $ 2,247         $ 1,490           $   -           $   -
Employee contributions                                         -               -              56              57
Benefit payments                                             164              57             219             193


        The following table provides the net periodic benefit cost for the years ended 2003, 2002 and 2001:

                                 Pension Benefits                                 Other Benefits
                   ----------------------------------------------  ----------------------------------------------
                       2003            2002            2001            2003            2002             2001

Net periodic
 benefit costs          $ 1,859          $ 1,394         $ 1,052          $  390          $  197          $   34


        The assumptions used in the measurement of the Company's benefit obligations are shown in the following table:


                                                         Pension Benefits                 Other Benefits
                                                   ------------------------------  ------------------------------
                                                       2003            2002            2003             2002

Weighted-average assumptions as of
 December 31
    Discount rate                                      6.25%           6.75%           6.25%           6.75%
    Expected return on plan assets                     8.75%           8.75%            N/A             N/A
    Rate of compensation increase                      4.25%           4.25%            N/A             N/A


        For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003. The rate was assumed to decrease gradually each year to a rate of 4.5% for 2010 and remain at that level thereafter.


        CHC sponsors a noncontributory defined benefit pension plan. CHC also provides certain postretirement health care and life insurance benefits for eligible active and retired employees through a defined benefit plan. The following table summarizes the benefit obligations, the fair value of plan assets and the funded status as of December 31, 2003. Comparative 2002 amounts are not provided as CHC was not part of the Company in 2002:


                                                                                    Pension             Other
                                                                                   Benefits           Benefits

Benefit obligation at December 31                                                   $  13,606           $  4,550
Fair value of plan assets at December 31                                               13,446                  -
                                                                              ----------------   ----------------
Funded status at December 31                                                         $   (160)         $  (4,550)
                                                                              ----------------   ----------------
Accrued benefit liability recognized in financial statements                          $   595           $  5,404
                                                                              ----------------   ----------------


        CHC's postretirement benefit plan is not funded; therefore, it has no plan assets.

        The amounts of contributions made, benefits paid, settlements, curtailments and net periodic costs for the CHC plan are as follows:



                                                    Pension             Other
                                                   Benefits           Benefits

Employer contributions                             $   119            $     -
Employee contributions                                   -                275
Benefit payments                                       508                275
Settlements                                            738                  -
Curtailments                                           792                579
Net periodic benefit costs                             579                356


        The assumptions used in the measurement of CHC's benefit obligations are shown in the following table:

                                                   Pension             Other
                                                  Benefits           Benefits

Weighted-average assumptions as of December 31
    Discount rate                                   6.25%              6.25%
    Expected return on plan assets                  6.25%               N/A
    Rate of compensation increase                4.05% to 9.00%         N/A


        For CHC's measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003. The rate was assumed to decrease gradually each year to a rate of 5.0% for 2008 and remain at that level thereafter.


        Midland National also participates in a noncontributory Employee Stock Ownership Plan ("ESOP") which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2003, 2002 and 2001 were $4,050, $5,388 and $1,392, respectively. The expense for 2003, 2002 and 2001 was $4,441, $3,660 and $3,170, respectively. All contributions to the ESOP are held in trust.

8.      Commitments and Contingencies

        Lease Commitments
        The Company leases certain equipment and office space. Rental expense on operating leases amounted to $4,742, $2,005 and $1,795 for the years ended December 31, 2003, 2002 and 2001, respectively. The minimum future rentals on operating leases at December 31, 2003, are $1,844 in 2004; $1,559 in 2005; $1,559 in 2006; $1,489 in 2007; $1,349 in 2008 and
        $4,446 thereafter.

        Other Contingencies
        The Company is a defendant in various lawsuits related to the normal conduct of its insurance business. In the opinion of management, the ultimate resolution of such litigation will not materially impact the Company's financial position or results of operations.

9.      Other Related Party Transactions

        The Company pays fees to SEI under management contracts. The Company was charged $6,781, $4,725 and $4,029 in 2003, 2002 and 2001, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. ("Guggenheim"). The Company was charged $13,612, $7,147 and $2,751 in 2003, 2002 and 2001, respectively. Prior to April 2001 the Company paid investment management fees to an affiliate, Midland Advisors Company ("MAC"). MAC was a wholly owned subsidiary of SEI. Fees related to MAC's services were $2,138 in 2001. On May 1, 2001, MAC was sold to Guggenheim with SEI receiving stock in Guggenheim.

        Midland National provides certain insurance and noninsurance services to North American and NANY for which it was reimbursed $9,032, $13,233 and $8,756 in 2003, 2002 and 2001, respectively, for the costs incurred to render such services.

        The Company received a capital contributions from SEI of $225,000 and $10,000 in 2003 and 2002, respectively. These funds were applied as part of the funds to purchase CHC in 2003 (Note 10).

10.     Acquisition of CHC Holding

        Effective January 8, 2003, Midland National acquired 100% of the shares of CHC Holding Inc., which is the holding corporation for Clarica Life Insurance Company - U.S. The primary source of funds used to acquire the CHC shares was capital contributions received from SEI of $225,000 and $10,000 received in 2003 and 2002, respectively. The purchase price for these shares was $290,188 of which $282,936 represented the initial cost of the shares plus $7,252 of other costs. The allocation of the purchase price to the assets and liabilities of this company was as follows:

Assets
    Fixed maturities securities                                   $2,561,725
    Mortgage loans                                                   669,184
    Policy loans                                                      58,185
    Short-term investments                                            87,954
    Other invested assets and derivatives                             10,566
    Income tax asset                                                  55,702
    Cash and other receivables                                        38,339
                                                             ----------------
              Total assets                                         3,481,655
                                                             ----------------
Liabilities
    Policyholder account balances and reserves                     2,944,832
    Other liabilities                                                246,635
                                                             ----------------
              Total liabilities                                   $3,191,467
                                                             ----------------

Purchase price                                                     $ 290,188
                                                             ----------------

        The results of CHC are included in the Company's consolidated financial statements since January 8, 2003, the effective date of the purchase. The acquired assets and liabilities were recorded at fair values and, as a result, there was no excess purchase price allocated to goodwill.

        In 1994, Clarica Life issued subordinated bonds denominated in British pounds. The bonds matured on January 12, 2004, and paid interest at 7.25%. Interest payments and the repayment of principal at maturity date was fully guaranteed by Sun Life (previously known as Clarica Canada).

        Prior to, and as a condition of, the acquisition of CHC by Midland, certain assets were put into trust to defease the outstanding debt. In addition, Sun Life indemnified Midland National against any liability related to these bonds or any shortfall in the trust and also retained the residual interest in any excess trust assets after the debt has been retired. As of December 31, 2003, $29,199 of assets existed in the Trust available to repay the obligation.

11.     Subsequent Events

        Effective January 1, 2004, the nonlife insurance entities under Clarica Life were merged into Clarica Life. Effective April 1, 2004, subject to regulatory approval, CHC and Clarica Life will be merged into Midland National.

Midland National Life
Insurance Company
Separate Account C
Financial Statements
December 31, 2003 and 2002

Midland National Life Insurance Company
Separate Account C
Index
--------------------------------------------------------------------------------


                                                                         Page(s)

Report of Independent Auditors.................................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes
     in Net Assets..........................................................2-59

Notes to Financial Statements..............................................60-78

                         Report of Independent Auditors


     The Board of Directors and Stockholder Midland National Life Insurance Company and Policyholders of Separate Account C


     In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Midland National Life Insurance Company Separate Account C (consisting of the portfolios of the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the Massachusetts Financial Services Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Berger IPT Funds, the Calvert Variable Series, Inc., the INVESCO Variable Investment Funds, Inc., the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, and the PIMCO Variable Insurance Trust) at December 31, 2003, and the results of each of the portfolios' operations and changes in each of the portfolios' net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2003, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.





     March 18, 2004

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                  Statement of Operations
              December 31, 2003                                         Year Ended December 31, 2003

ASSETS                                                            INVESTMENT INCOME
    Investment in Portfolios, at net asset                          Dividend income                              $  2,286,475
     value (cost $207,694,459)                   $199,869,839       Capital gains distributions                       187,036
                                                                                                             -----------------

LIABILITIES                                                 -                                                       2,473,511
                                              ----------------
                                                                    Expenses
NET ASSETS                                       $199,869,839         Administrative expense                          238,652
                                              ----------------
                                                                      Mortality and expense risk                    2,177,203
Number of units outstanding                        13,236,954         Contract maintenance charge                     229,498
                                              ----------------                                               -----------------

                                                                        Net investment loss                          (171,842)

                                                                  REALIZED AND UNREALIZED GAINS
                                                                   (LOSSES) ON INVESTMENTS
                                                                    Net realized losses on investments            (13,849,207)
                                                                    Net unrealized appreciation on
                                                                     investments                                   50,280,289
                                                                                                             -----------------

                                                                  Net increase in net assets resulting from
                                                                   operations                                    $ 36,259,240
                                                                                                             -----------------

------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                2003               2002

Net assets at beginning of year                                                               $157,314,997       $211,587,198

Net increase (decrease) in net assets resulting from operations                                 36,259,240        (38,520,414)

Capital shares transactions
    Net premiums                                                                                37,606,368         28,787,242
    Transfers of policy loans                                                                      105,719            104,551
    Transfers of surrenders                                                                    (20,376,419)       (29,188,243)
    Transfers of death benefits                                                                 (1,192,319)        (1,341,316)
    Transfers of other terminations                                                             (7,564,497)        (6,051,540)
    Interfund and net transfers to general account                                              (2,283,250)        (8,062,481)
                                                                                          -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                      6,295,602        (15,751,787)
                                                                                          -----------------  -----------------

Total increase (decrease) in net assets                                                         42,554,842        (54,272,201)
                                                                                          -----------------  -----------------

Net assets at end of year                                                                     $199,869,839       $157,314,997
                                                                                          -----------------  -----------------



                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                Statement of Operations
  December 31, 2003                                                      Year Ended December 31, 2003

ASSETS                                                             INVESTMENT INCOME
    Investment in Portfolio, 8,015,449                               Dividend income                               $   118,044
     shares at net asset value of $1.00                              Capital gains distributions                             -
                                                                                                              -----------------
     per share (cost $8,015,449)                   $  8,015,449
                                                                                                                       118,044
LIABILITIES                                                   -      Expenses
                                               -----------------
                                                                       Administrative expense                           14,293
NET ASSETS                                         $  8,015,449        Mortality and expense risk                      153,112
                                               -----------------
                                                                       Contract maintenance charge                       7,794
                                                                                                              -----------------
                                      Unit
                          Units       Value       Net Assets             Net investment loss                           (57,155)

0.95% Institutional         39,326     $10.05       $   395,407    REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,715     $10.01            17,163     (LOSSES) ON INVESTMENTS
1.30% Institutional            485      $9.99             4,845      Net realized gains on investments                       -
1.40% Institutional        534,687     $13.39         7,157,575      Net unrealized appreciation on
1.45% Institutional          7,213      $9.96            71,838       investments                                            -
                                                                                                              -----------------
1.55% Institutional         13,243      $9.94           131,631
1.70% Institutional            443      $9.92             4,395    Net decrease in net assets resulting from
1.80% Institutional          1,091      $9.90            10,798     operations                                     $   (57,155)
                                                                                                              -----------------
2.05% Institutional         22,528      $9.85           221,797
                       ------------            -----------------

                           620,731                 $  8,015,449
                       ------------            -----------------

-------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                 2003               2002

Net assets at beginning of year                                                                $ 11,925,557       $ 14,720,110

Net (decrease) increase in net assets resulting from operations                                     (57,155)            27,270

Capital shares transactions
    Net premiums                                                                                 17,427,441          4,912,690
    Transfers of policy loans                                                                        12,844             35,349
    Transfers of surrenders                                                                      (7,815,987)       (11,770,834)
    Transfers of death benefits                                                                     (21,863)          (190,723)
    Transfers of other terminations                                                              (2,379,243)        (1,594,077)
    Interfund and net transfers to general account                                              (11,076,145)         5,785,772
                                                                                            ----------------  -----------------

      Net decrease in net assets from capital share transactions                                 (3,852,953)        (2,821,823)
                                                                                            ----------------  -----------------

Total decrease in net assets                                                                     (3,910,108)        (2,794,553)
                                                                                            ----------------  -----------------

Net assets at end of year                                                                      $  8,015,449       $ 11,925,557
                                                                                            ----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 668,788                                  Dividend income                               $   251,390
     shares at net asset value of $6.95                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,644,402)                   $  4,641,549
                                                                                                                        251,390
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,287
NET ASSETS                                         $  4,641,549         Mortality and expense risk                       46,678
                                                ----------------
                                                                        Contract maintenance charge                       4,067
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                         195,358

0.95% Institutional         15,851      $12.84      $   203,495     REALIZED AND UNREALIZED GAINS
1.20% Institutional            463      $12.77            5,911      (LOSSES) ON INVESTMENTS
1.30% Institutional          2,763      $12.75           35,232       Net realized losses on investments               (606,474)
1.40% Institutional        309,646      $13.18        4,081,156       Net unrealized appreciation on
1.45% Institutional          1,810      $12.71           23,013        investments                                    1,232,765
                                                                                                               -----------------
1.55% Institutional         16,140      $12.69          204,838
1.70% Institutional             90      $12.60            1,134     Net increase in net assets resulting from
1.80% Institutional            421      $12.62            5,313      operations                                     $   821,649
                                                                                                               -----------------
2.05% Institutional          6,480      $12.57           81,457
                       ------------             ----------------

                           353,664                 $  4,641,549
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,040,364       $  3,624,840

Net increase in net assets resulting from operations                                                 821,649             43,581

Capital shares transactions
    Net premiums                                                                                   1,013,340            132,702
    Transfers of policy loans                                                                          3,140             (1,246)
    Transfers of surrenders                                                                         (304,681)          (260,463)
    Transfers of death benefits                                                                      (92,688)           (11,290)
    Transfers of other terminations                                                                  (82,753)          (140,111)
    Interfund and net transfers to general account                                                   243,178           (347,649)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          779,536           (628,057)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,601,185           (584,476)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,641,549       $  3,040,364
                                                                                            -----------------  -----------------




                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 838,354                                  Dividend income                               $   313,411
     shares at net asset value of $23.18                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $18,654,069)                  $ 19,428,803
                                                                                                                        313,411
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           24,948
NET ASSETS                                         $ 19,428,803         Mortality and expense risk                      211,560
                                                ----------------
                                                                        Contract maintenance charge                      21,241
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          55,662

0.95% Institutional         17,667      $10.77      $   190,259     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,241      $10.72           13,298      (LOSSES) ON INVESTMENTS
1.30% Institutional             56      $10.63              595       Net realized losses on investments             (1,275,389)
1.40% Institutional        767,696      $24.73       18,985,210       Net unrealized appreciation on
1.45% Institutional          1,593      $10.67           16,998        investments                                    5,461,164
                                                                                                               -----------------
1.55% Institutional         12,320      $10.65          131,168
1.80% Institutional            550      $10.60            5,829     Net increase in net assets resulting from
2.05% Institutional          8,032      $10.55           84,704      operations                                    $  4,241,437
                                                                                                               -----------------
2.65% Institutional             71      $10.45              742
                       ------------             ----------------

                           809,226                 $ 19,428,803
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 16,582,653       $ 23,717,964

Net increase (decrease) in net assets resulting from operations                                    4,241,437         (4,069,759)

Capital shares transactions
    Net premiums                                                                                     826,931          1,004,736
    Transfers of policy loans                                                                         (3,587)            38,783
    Transfers of surrenders                                                                       (1,487,881)        (3,144,100)
    Transfers of death benefits                                                                     (132,514)           (26,795)
    Transfers of other terminations                                                                 (427,374)          (510,899)
    Interfund and net transfers to general account                                                  (170,862)          (427,277)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                  (1,395,287)        (3,065,552)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,846,150         (7,135,311)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 19,428,803       $ 16,582,653
                                                                                            -----------------  -----------------




                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 815,628                                  Dividend income                                $   63,056
     shares at net asset value of $31.04                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $31,780,798)                  $ 25,313,935
                                                                                                                         63,056
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           33,345
NET ASSETS                                         $ 25,313,935         Mortality and expense risk                      283,734
                                                ----------------
                                                                        Contract maintenance charge                      37,215
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                          (291,238)

0.95% Institutional          8,753       $9.29       $   81,312     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,248       $9.25           11,538      (LOSSES) ON INVESTMENTS
1.40% Institutional      1,141,068      $21.92       25,012,248       Net realized losses on investments             (5,021,021)
1.45% Institutional            881       $9.20            8,105       Net unrealized appreciation on
1.55% Institutional         20,945       $9.18          192,354        investments                                   11,352,789
                                                                                                               -----------------
2.05% Institutional            770       $9.10            7,005
2.40% Institutional             66       $8.98              593     Net increase in net assets resulting from
2.65% Institutional             87       $8.97              780      operations                                    $  6,040,530
                                                                                                               -----------------
                       ------------             ----------------

                         1,173,818                 $ 25,313,935
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 21,476,304       $ 37,169,639

Net increase (decrease) in net assets resulting from operations                                    6,040,530        (10,864,083)

Capital shares transactions
    Net premiums                                                                                     907,176          1,886,969
    Transfers of policy loans                                                                          9,247             (6,198)
    Transfers of surrenders                                                                       (1,969,460)        (3,986,847)
    Transfers of death benefits                                                                      (78,338)          (199,511)
    Transfers of other terminations                                                                 (492,053)          (652,282)
    Interfund and net transfers to general account                                                  (579,471)        (1,871,383)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                  (2,202,899)        (4,829,252)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            3,837,631        (15,693,335)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 25,313,935       $ 21,476,304
                                                                                            -----------------  -----------------




                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 238,584                                  Dividend income                                $   25,176
     shares at net asset value of $15.59                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,010,567)                   $  3,687,733
                                                                                                                         25,176
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,961
NET ASSETS                                         $  3,687,733         Mortality and expense risk                       45,589
                                                ----------------
                                                                        Contract maintenance charge                       4,977
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (30,351)

0.95% Institutional          5,802      $11.81       $   68,550     REALIZED AND UNREALIZED GAINS
1.30% Institutional            433      $11.75            5,086      (LOSSES) ON INVESTMENTS
1.40% Institutional        240,310      $14.91        3,583,530       Net realized gains on investments                 535,228
1.45% Institutional            828      $11.71            9,693       Net unrealized appreciation on
1.55% Institutional          1,710      $11.68           19,973        investments                                    1,111,001
                                                                                                               -----------------
2.05% Institutional             78      $11.55              901
                                                                    Net increase in net assets resulting from
                                                                     operations                                    $  1,615,878
                                                                                                               -----------------
                       ------------             ----------------

                           249,161                 $  3,687,733
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,819,410       $  4,096,695

Net increase (decrease) in net assets resulting from operations                                    1,615,878           (490,030)

Capital shares transactions
    Net premiums                                                                                     189,076          2,940,849
    Transfers of policy loans                                                                            361             (2,714)
    Transfers of surrenders                                                                         (322,278)          (370,568)
    Transfers of death benefits                                                                      (16,462)           (32,610)
    Transfers of other terminations                                                                  (72,788)           (57,466)
    Interfund and net transfers to general account                                                  (525,464)        (3,264,746)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (747,555)          (787,255)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              868,323         (1,277,285)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,687,733       $  2,819,410
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Midcap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 201,422                                  Dividend income                                $   14,604
     shares at net asset value of $24.16                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,895,254)                   $  4,864,077
                                                                                                                         14,604
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,768
NET ASSETS                                         $  4,864,077         Mortality and expense risk                       45,776
                                                ----------------
                                                                        Contract maintenance charge                       4,802
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (41,742)

0.95% Institutional         10,071      $12.33      $   124,170     REALIZED AND UNREALIZED GAINS
1.20% Institutional          4,459      $12.27           54,720      (LOSSES) ON INVESTMENTS
1.40% Institutional        389,660      $11.59        4,515,104       Net realized losses on investments                 (1,156)
1.45% Institutional          2,496      $12.21           30,478       Net unrealized appreciation on
1.55% Institutional          4,835      $12.19           58,936        investments                                    1,226,459
                                                                                                               -----------------
1.80% Institutional            796      $12.13            9,655
1.90% Institutional            106      $12.08            1,281     Net increase in net assets resulting from
2.05% Institutional          5,745      $12.07           69,363      operations                                    $  1,183,561
                                                                                                               -----------------
2.65% Institutional             31      $11.94              370
                       ------------             ----------------

                           418,199                 $  4,864,077
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,343,861       $  2,613,794

Net increase (decrease) in net assets resulting from operations                                    1,183,561           (452,160)

Capital shares transactions
    Net premiums                                                                                     675,048            730,904
    Transfers of policy loans                                                                          3,142             (8,403)
    Transfers of surrenders                                                                         (511,793)          (185,531)
    Transfers of death benefits                                                                       (3,465)                 -
    Transfers of other terminations                                                                  (89,713)           (61,399)
    Interfund and net transfers to general account                                                   263,436            706,656
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     336,655          1,182,227
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,520,216            730,067
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,864,077       $  3,343,861
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 423,414                                  Dividend income                               $   221,744
     shares at net asset value of $14.46                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $6,385,917)                   $  6,119,650
                                                                                                                        221,744
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            8,599
NET ASSETS                                         $  6,119,650         Mortality and expense risk                       75,242
                                                ----------------
                                                                        Contract maintenance charge                       7,170
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                         130,733

0.95% Institutional          2,667      $10.53       $   28,091     REALIZED AND UNREALIZED GAINS
1.40% Institutional        336,590      $17.53        5,901,445      (LOSSES) ON INVESTMENTS
1.55% Institutional         15,406      $10.41          160,420       Net realized losses on investments               (398,908)
2.05% Institutional          2,879      $10.31           29,694       Net unrealized appreciation on
                                                                       investments                                    1,149,804
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   881,629
                                                                                                               -----------------
                       ------------             ----------------

                           357,542                 $  6,119,650
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  5,895,389       $  7,420,666

Net increase (decrease) in net assets resulting from operations                                      881,629           (760,774)

Capital shares transactions
    Net premiums                                                                                     302,479            416,018
    Transfers of policy loans                                                                            865             (8,249)
    Transfers of surrenders                                                                         (592,671)          (506,724)
    Transfers of death benefits                                                                      (69,632)           (29,285)
    Transfers of other terminations                                                                 (248,632)          (307,582)
    Interfund and net transfers to general account                                                   (49,777)          (328,681)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (657,368)          (764,503)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              224,261         (1,525,277)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  6,119,650       $  5,895,389
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 596,198                                  Dividend income                               $   366,480
     shares at net asset value of $13.65                              Capital gains distributions                       127,452
                                                                                                               -----------------
     per share (cost $7,826,328)                   $  8,132,050
                                                                                                                        493,932
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,484
NET ASSETS                                         $  8,132,050         Mortality and expense risk                      119,471
                                                ----------------
                                                                        Contract maintenance charge                       8,609
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                         364,368

0.95% Institutional         11,255      $11.22      $   126,315     REALIZED AND UNREALIZED GAINS
1.20% Institutional            547      $11.17            6,108      (LOSSES) ON INVESTMENTS
1.30% Institutional            264      $11.15            2,944       Net realized gains on investments                 255,664
1.40% Institutional        453,756      $16.72        7,587,074       Net unrealized depreciation on
1.45% Institutional            537      $11.12            5,970        investments                                     (306,950)
                                                                                                               -----------------
1.55% Institutional         13,601      $11.10          150,909
2.05% Institutional         22,997      $10.99          252,730     Net increase in net assets resulting from
                                                                     operations                                     $   313,082
                                                                                                               -----------------
                       ------------             ----------------

                           502,957                 $  8,132,050
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  9,016,171       $  7,115,071

Net increase in net assets resulting from operations                                                 313,082            660,960

Capital shares transactions
    Net premiums                                                                                   1,184,251          1,075,366
    Transfers of policy loans                                                                          3,924             (9,381)
    Transfers of surrenders                                                                         (944,606)        (1,011,378)
    Transfers of death benefits                                                                      (81,546)           (64,046)
    Transfers of other terminations                                                                 (359,884)          (208,455)
    Interfund and net transfers to general account                                                  (999,342)         1,458,034
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                       (1,197,203)         1,240,140
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                             (884,121)         1,901,100
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  8,132,050       $  9,016,171
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 187,474                                  Dividend income                               $   320,745
     shares at net asset value of $126.13                             Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $26,810,436)                  $ 23,640,567
                                                                                                                        320,745
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           35,313
NET ASSETS                                         $ 23,640,567         Mortality and expense risk                      265,970
                                                ----------------
                                                                        Contract maintenance charge                      35,570
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (16,108)
0.95% Institutional         33,565       $9.97      $   334,798
1.20% Institutional          4,548       $9.93           45,150     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,548       $9.91           15,338      (LOSSES) ON INVESTMENTS
1.40% Institutional        929,993      $24.51       22,797,212       Net realized losses on investments             (2,069,634)
1.45% Institutional          7,565       $9.88           74,742       Net unrealized appreciation on
1.55% Institutional         22,076       $9.86          217,689        investments                                    7,023,379
                                                                                                               -----------------
1.70% Institutional            214       $9.82            2,101
1.80% Institutional          1,316       $9.81           12,913     Net increase in net assets resulting from
2.05% Institutional         14,352       $9.77          140,180      operations                                    $  4,937,637
                                                                                                               -----------------
2.65% Institutional             46       $9.65              444
                       ------------             ----------------

                         1,015,223                 $ 23,640,567
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 20,680,848       $ 31,388,343

Net increase (decrease) in net assets resulting from operations                                    4,937,637         (7,007,278)

Capital shares transactions
    Net premiums                                                                                   1,165,373          1,245,501
    Transfers of policy loans                                                                         21,138             48,235
    Transfers of surrenders                                                                       (1,696,297)        (2,538,022)
    Transfers of death benefits                                                                     (260,439)          (151,265)
    Transfers of other terminations                                                                 (466,090)          (592,298)
    Interfund and net transfers to general account                                                  (741,603)        (1,712,368)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                  (1,977,918)        (3,700,217)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,959,719        (10,707,495)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 23,640,567       $ 20,680,848
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 761,042                                  Dividend income                                $   72,210
     shares at net asset value of $23.13                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $17,380,032)                  $ 17,597,218
                                                                                                                         72,210
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                           23,090
NET ASSETS                                         $ 17,597,218         Mortality and expense risk                      190,293
                                                ----------------
                                                                        Contract maintenance charge                      25,567
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                          (166,740)

0.95% Institutional         11,557      $11.46      $   132,444     REALIZED AND UNREALIZED GAINS
1.20% Institutional         11,531      $11.41          131,515      (LOSSES) ON INVESTMENTS
1.30% Institutional          2,702      $11.38           30,754       Net realized losses on investments             (1,113,496)
1.40% Institutional        689,941      $24.56       16,945,156       Net unrealized appreciation on
1.45% Institutional          3,913      $11.35           44,419        investments                                    4,859,091
                                                                                                               -----------------
1.55% Institutional         26,580      $11.33          301,136
1.90% Institutional             67      $11.24              753     Net increase in net assets resulting from
2.05% Institutional            833      $12.57           10,472      operations                                    $  3,578,855
                                                                                                               -----------------
2.65% Institutional             51      $11.16              569
                       ------------             ----------------

                           747,175                 $ 17,597,218
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $ 14,723,127       $ 18,536,195

Net increase (decrease) in net assets resulting from operations                                    3,578,855         (1,904,831)

Capital shares transactions
    Net premiums                                                                                   1,378,385            991,415
    Transfers of policy loans                                                                          6,076              6,442
    Transfers of surrenders                                                                       (1,556,950)        (1,606,391)
    Transfers of death benefits                                                                     (109,588)           (41,370)
    Transfers of other terminations                                                                 (356,892)          (418,735)
    Interfund and net transfers to general account                                                   (65,795)          (839,598)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (704,764)        (1,908,237)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,874,091         (3,813,068)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $ 17,597,218       $ 14,723,127
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 262,921                                  Dividend income                                $   93,126
     shares at net asset value of $12.33                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,631,458)                   $  3,241,029
                                                                                                                         93,126
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,515
NET ASSETS                                         $  3,241,029         Mortality and expense risk                       38,422
                                                ----------------
                                                                        Contract maintenance charge                       4,921
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          45,268

0.95% Institutional          4,349      $10.25       $   44,580     REALIZED AND UNREALIZED GAINS
1.20% Institutional            415      $10.21            4,239      (LOSSES) ON INVESTMENTS
1.40% Institutional        180,399      $17.59        3,172,491       Net realized losses on investments               (391,390)
1.55% Institutional          1,384      $10.14           14,029       Net unrealized appreciation on
2.05% Institutional            567      $10.04            5,690        investments                                      942,234
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   596,112
                                                                                                               -----------------

                       ------------             ----------------

                           187,114                 $  3,241,029
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,042,084       $  4,412,417

Net increase (decrease) in net assets resulting from operations                                      596,112           (691,092)

Capital shares transactions
    Net premiums                                                                                     148,093            180,506
    Transfers of policy loans                                                                          5,380             10,180
    Transfers of surrenders                                                                         (375,640)          (435,187)
    Transfers of death benefits                                                                      (22,329)            (8,493)
    Transfers of other terminations                                                                  (56,061)           (99,670)
    Interfund and net transfers to general account                                                   (96,610)          (326,577)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (397,167)          (679,241)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              198,945         (1,370,333)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,241,029       $  3,042,084
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 263,429                                  Dividend income                                $   88,034
     shares at net asset value of $13.88                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,620,116)                   $  3,654,882
                                                                                                                         88,034
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,717
NET ASSETS                                         $  3,654,882         Mortality and expense risk                       40,644
                                                ----------------
                                                                        Contract maintenance charge                       3,539
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          39,134

0.95% Institutional          4,855      $10.59       $   51,431     REALIZED AND UNREALIZED GAINS
1.20% Institutional            393      $10.53            4,140      (LOSSES) ON INVESTMENTS
1.40% Institutional        421,946       $8.28        3,495,597       Net realized losses on investments               (156,751)
1.45% Institutional          1,047      $10.50           10,990       Net unrealized appreciation on
1.55% Institutional          2,082      $10.48           21,809        investments                                      588,309
                                                                                                               -----------------
2.05% Institutional          6,837      $10.37           70,915
                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   470,692
                                                                                                               -----------------

                       ------------             ----------------

                           437,160                 $  3,654,882
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,009,183       $  3,384,321

Net increase (decrease) in net assets resulting from operations                                      470,692           (333,643)

Capital shares transactions
    Net premiums                                                                                     307,786            219,448
    Transfers of policy loans                                                                         (1,328)            12,904
    Transfers of surrenders                                                                         (162,564)          (276,203)
    Transfers of death benefits                                                                      (51,218)           (15,711)
    Transfers of other terminations                                                                 (175,831)          (177,534)
    Interfund and net transfers to general account                                                   258,162            195,601
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          175,007            (41,495)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              645,699           (375,138)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,654,882       $  3,009,183
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 478,738                                  Dividend income                                $   71,316
     shares at net asset value of $13.26                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $6,679,441)                   $  6,345,607
                                                                                                                         71,316
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            8,722
NET ASSETS                                         $  6,345,607         Mortality and expense risk                       75,006
                                                ----------------
                                                                        Contract maintenance charge                       8,555
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (20,967)

0.95% Institutional          3,241      $10.25       $   33,226     REALIZED AND UNREALIZED GAINS
1.20% Institutional            407      $10.21            4,157      (LOSSES) ON INVESTMENTS
1.40% Institutional        266,803      $23.07        6,155,649       Net realized losses on investments               (543,714)
1.45% Institutional            539      $10.16            5,474       Net unrealized appreciation on
1.55% Institutional         12,043      $10.14          122,066        investments                                    1,741,109
                                                                                                               -----------------
2.05% Institutional          2,494      $10.04           25,035
                                                                    Net increase in net assets resulting from
                                                                     operations                                    $  1,176,428
                                                                                                               -----------------

                       ------------             ----------------

                           285,527                 $  6,345,607
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  5,619,040       $  7,584,540

Net increase (decrease) in net assets resulting from operations                                    1,176,428         (1,343,978)

Capital shares transactions
    Net premiums                                                                                     268,337            457,643
    Transfers of policy loans                                                                          8,070             20,734
    Transfers of surrenders                                                                         (345,903)          (480,598)
    Transfers of death benefits                                                                      (43,238)           (13,929)
    Transfers of other terminations                                                                 (174,677)          (180,773)
    Interfund and net transfers to general account                                                  (162,450)          (424,599)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (449,861)          (621,522)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              726,567         (1,965,500)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  6,345,607       $  5,619,040
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 231,976                                  Dividend income                                $   25,242
     shares at net asset value of $15.07                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,378,651)                   $  3,495,447
                                                                                                                         25,242
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,651
NET ASSETS                                         $  3,495,447         Mortality and expense risk                       39,054
                                                ----------------
                                                                        Contract maintenance charge                       5,784
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (24,247)

0.95% Institutional          5,070      $10.24       $   51,904     REALIZED AND UNREALIZED GAINS
1.20% Institutional            232      $10.20            2,367      (LOSSES) ON INVESTMENTS
1.40% Institutional        324,087      $10.56        3,422,119       Net realized losses on investments               (526,841)
1.45% Institutional             87      $10.14              882       Net unrealized appreciation on
1.55% Institutional            714      $10.12            7,223        investments                                    1,313,846
                                                                                                               -----------------
2.05% Institutional          1,093      $10.02           10,952
                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   762,758
                                                                                                               -----------------

                       ------------             ----------------

                           331,283                 $  3,495,447
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,962,205       $  4,396,210

Net increase (decrease) in net assets resulting from operations                                      762,758           (956,536)

Capital shares transactions
    Net premiums                                                                                     178,050            127,593
    Transfers of policy loans                                                                          4,251             (7,272)
    Transfers of surrenders                                                                         (171,933)          (258,804)
    Transfers of death benefits                                                                      (31,554)           (13,692)
    Transfers of other terminations                                                                  (52,983)           (76,142)
    Interfund and net transfers to general account                                                  (155,347)          (249,152)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (229,516)          (477,469)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              533,242         (1,434,005)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,495,447       $  2,962,205
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 245,013                                  Dividend income                                $   30,774
     shares at net asset value of $6.74                               Capital gains distributions                             -
                                                                                                               -----------------
                                                                                                               -----------------
     per share (cost $1,559,445)                   $  1,651,386
                                                                                                                         30,774
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,845
NET ASSETS                                         $  1,651,386         Mortality and expense risk                       17,088
                                                ----------------
                                                                        Contract maintenance charge                       1,424
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          10,417

0.95% Institutional          1,303      $10.74       $   13,998     REALIZED AND UNREALIZED GAINS
1.20% Institutional          2,128      $10.69           22,749      (LOSSES) ON INVESTMENTS
1.40% Institutional        103,627      $13.54        1,403,253       Net realized losses on investments                (65,693)
1.45% Institutional            946      $10.63           10,058       Net unrealized appreciation on
1.55% Institutional          8,961      $10.62           95,141        investments                                      269,725
                                                                                                               -----------------
1.80% Institutional          1,110      $10.57           11,733
2.05% Institutional          8,921      $10.52           93,815     Net increase in net assets resulting from
2.65% Institutional             61      $10.48              639      operations                                     $   214,449
                                                                                                               -----------------

                       ------------             ----------------

                           127,057                 $  1,651,386
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,134,803       $  1,239,385

Net increase (decrease) in net assets resulting from operations                                      214,449           (137,859)

Capital shares transactions
    Net premiums                                                                                     328,867            253,651
    Transfers of policy loans                                                                          1,558              1,312
    Transfers of surrenders                                                                          (52,608)          (104,303)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (66,471)           (47,240)
    Interfund and net transfers to general account                                                    90,788            (70,143)
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     302,134             33,277
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              516,583           (104,582)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,651,386       $  1,134,803
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 266,884                                  Dividend income                                 $       -
     shares at net asset value of $7.12                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,135,921)                   $  1,900,213
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,640
NET ASSETS                                         $  1,900,213         Mortality and expense risk                       22,728
                                                ----------------
                                                                        Contract maintenance charge                       3,114
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (28,482)

0.95% Institutional          1,261       $9.51       $   11,995     REALIZED AND UNREALIZED GAINS
1.30% Institutional             81       $9.47              767      (LOSSES) ON INVESTMENTS
1.40% Institutional        144,988      $12.50        1,812,161       Net realized losses on investments               (497,768)
1.45% Institutional            218       $9.43            2,056       Net unrealized appreciation on
1.55% Institutional          1,036       $9.40            9,741        investments                                      825,358
                                                                                                               -----------------
1.80% Institutional             87       $9.38              816
1.90% Institutional            117       $9.36            1,095     Net increase in net assets resulting from
2.05% Institutional          6,576       $9.31           61,254      operations                                     $   299,108
                                                                                                               -----------------
2.65% Institutional             36       $9.11              328
                       ------------             ----------------

                           154,400                 $  1,900,213
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,843,106       $  2,787,480

Net increase (decrease) in net assets resulting from operations                                      299,108           (572,733)

Capital shares transactions
    Net premiums                                                                                      92,887            161,585
    Transfers of policy loans                                                                            704             (7,772)
    Transfers of surrenders                                                                         (207,383)          (216,883)
    Transfers of death benefits                                                                      (11,166)           (21,711)
    Transfers of other terminations                                                                  (68,156)           (79,827)
    Interfund and net transfers to general account                                                   (48,887)          (207,033)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (242,001)          (371,641)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                               57,107           (944,374)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,900,213       $  1,843,106
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Portfolio
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 490,444                                  Dividend income                                $   16,339
     shares at net asset value of $6.43                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,910,936)                   $  3,152,421
                                                                                                                         16,339
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            3,194
NET ASSETS                                         $  3,152,421         Mortality and expense risk                       37,319
                                                ----------------
                                                                        Contract maintenance charge                       3,751
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (27,925)
0.95% Institutional         32,602      $10.38      $   338,316
1.20% Institutional          2,126      $10.33           21,956     REALIZED AND UNREALIZED GAINS
1.30% Institutional          3,530      $10.31           36,392      (LOSSES) ON INVESTMENTS
1.40% Institutional        212,119      $11.43        2,423,734       Net realized gains on investments                 301,578
1.45% Institutional         10,391      $10.28          106,804       Net unrealized appreciation on
1.55% Institutional         17,028      $10.26          174,688        investments                                      566,040
                                                                                                               -----------------
1.70% Institutional            297      $10.23            3,038
1.80% Institutional            788      $10.21            8,049     Net increase in net assets resulting from
1.90% Institutional            113      $10.23            1,156      operations                                     $   839,693
                                                                                                               -----------------
2.05% Institutional          3,723      $10.16           37,831
2.65% Institutional             46       $9.93              457
                       ------------             ----------------
                           282,763                 $  3,152,421
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,194,937       $  3,058,129

Net increase (decrease) in net assets resulting from operations                                      839,693           (434,324)

Capital shares transactions
    Net premiums                                                                                     651,639          3,067,282
    Transfers of policy loans                                                                            314                283
    Transfers of surrenders                                                                         (164,938)          (236,713)
    Transfers of death benefits                                                                      (11,812)           (20,159)
    Transfers of other terminations                                                                  (36,705)           (34,573)
    Interfund and net transfers to general account                                                  (320,707)        (3,204,988)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          117,791           (428,868)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              957,484           (863,192)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,152,421       $  2,194,937
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 672,193                                  Dividend income                                $   42,647
     shares at net asset value of $7.79                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,552,631)                   $  5,235,552
                                                                                                                         42,647
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,925
NET ASSETS                                         $  5,235,552         Mortality and expense risk                       51,542
                                                ----------------
                                                                        Contract maintenance charge                       5,070
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (19,890)
0.95% Institutional         25,644      $11.27      $   289,031
1.20% Institutional          1,914      $11.21           21,464     REALIZED AND UNREALIZED GAINS
1.30% Institutional          2,976      $11.19           33,315      (LOSSES) ON INVESTMENTS
1.40% Institutional        260,992      $17.58        4,588,710       Net realized losses on investments                (75,116)
1.45% Institutional         10,532      $11.16          117,579       Net unrealized appreciation on
1.55% Institutional          8,333      $11.14           92,846        investments                                    1,112,557
                                                                                                               -----------------
1.70% Institutional            271      $11.10            3,008
1.80% Institutional            772      $11.09            8,563     Net increase in net assets resulting from
1.90% Institutional            104      $11.03            1,147      operations                                    $  1,017,551
                                                                                                               -----------------
2.05% Institutional          7,185      $11.04           79,290
2.40% Institutional             55      $10.89              599
                       ------------             ----------------
                           318,778                 $  5,235,552
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,780,653       $  4,125,516

Net increase (decrease) in net assets resulting from operations                                    1,017,551           (684,095)

Capital shares transactions
    Net premiums                                                                                     830,595            735,569
    Transfers of policy loans                                                                          8,344              2,588
    Transfers of surrenders                                                                         (208,935)          (293,719)
    Transfers of death benefits                                                                      (28,099)          (123,592)
    Transfers of other terminations                                                                  (86,103)          (111,935)
    Interfund and net transfers to general account                                                   (78,454)           130,321
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share                                                  437,348            339,232
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,454,899           (344,863)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  5,235,552       $  3,780,653
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income and Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 253,003                                  Dividend income                                $   18,734
     shares at net asset value of $6.57                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,723,929)                   $  1,664,473
                                                                                                                         18,734
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,132
NET ASSETS                                         $  1,664,473         Mortality and expense risk                       18,338
                                                ----------------
                                                                        Contract maintenance charge                       1,872
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (3,608)

0.95% Institutional          1,689      $10.31       $   17,410     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,066      $10.26           10,936      (LOSSES) ON INVESTMENTS
1.30% Institutional             57      $10.21              582       Net realized losses on investments                (87,036)
1.40% Institutional        141,643      $11.21        1,587,492       Net unrealized appreciation on
1.55% Institutional          1,829      $10.19           18,629        investments                                      443,953
                                                                                                               -----------------
2.05% Institutional          2,857      $10.09           28,830
2.40% Institutional             59      $10.07              594     Net increase in net assets resulting from
                                                                     operations                                     $   353,309
                                                                                                               -----------------

                       ------------             ----------------

                           149,200                 $  1,664,473
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,360,528       $  1,864,235

Net increase (decrease) in net assets resulting from operations                                      353,309           (373,907)

Capital shares transactions
    Net premiums                                                                                      86,178            140,875
    Transfers of policy loans                                                                          5,638               (892)
    Transfers of surrenders                                                                          (74,643)          (101,785)
    Transfers of death benefits                                                                       (3,698)            (1,362)
    Transfers of other terminations                                                                  (42,280)           (31,513)
    Interfund and net transfers to general account                                                   (20,559)          (135,123)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                     (49,364)          (129,800)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              303,945           (503,707)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,664,473       $  1,360,528
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
Research Series
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 144,948                                  Dividend income                                $   11,498
     shares at net asset value of $13.35                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,393,575)                   $  1,934,761
                                                                                                                         11,498
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,548
NET ASSETS                                         $  1,934,761         Mortality and expense risk                       22,080
                                                ----------------
                                                                        Contract maintenance charge                       2,530
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (15,660)

0.95% Institutional          2,642       $9.55       $   25,243     REALIZED AND UNREALIZED GAINS
1.40% Institutional        193,197       $9.60        1,855,357      (LOSSES) ON INVESTMENTS
1.45% Institutional            134       $9.48            1,270       Net realized losses on investments               (481,517)
1.55% Institutional          4,868       $9.45           45,986       Net unrealized appreciation on
2.05% Institutional            738       $9.36            6,905        investments                                      851,749
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   354,572
                                                                                                               -----------------

                       ------------             ----------------

                           201,579                 $  1,934,761
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,815,487       $  2,557,926

Net increase (decrease) in net assets resulting from operations                                      354,572           (641,968)

Capital shares transactions
    Net premiums                                                                                     131,614            214,413
    Transfers of policy loans                                                                            588              2,996
    Transfers of surrenders                                                                          (49,846)          (139,773)
    Transfers of death benefits                                                                      (16,494)                 -
    Transfers of other terminations                                                                 (152,449)           (87,992)
    Interfund and net transfers to general account                                                  (148,711)           (90,115)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (235,298)          (100,471)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              119,274           (742,439)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,934,761       $  1,815,487
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
Emerging Growth Series
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 271,554                                  Dividend income                                 $       -
     shares at net asset value of $15.51                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $6,304,556)                   $  4,210,784
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,663
NET ASSETS                                         $  4,210,784         Mortality and expense risk                       48,666
                                                ----------------
                                                                        Contract maintenance charge                       7,755
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (62,084)

0.95% Institutional          3,538       $9.00       $   31,834     REALIZED AND UNREALIZED GAINS
1.20% Institutional            264       $8.94            2,361      (LOSSES) ON INVESTMENTS
1.40% Institutional        424,878       $9.54        4,054,075       Net realized losses on investments             (1,300,324)
1.45% Institutional          3,015       $8.91           26,868       Net unrealized appreciation on
1.55% Institutional          6,079       $8.89           54,066        investments                                    2,301,177
                                                                                                               -----------------
1.80% Institutional            281       $8.85            2,486
2.05% Institutional          4,438       $8.81           39,094     Net increase in net assets resulting from
                                                                     operations                                     $   938,769
                                                                                                               -----------------

                       ------------             ----------------

                           442,493                 $  4,210,784
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,607,932       $  6,963,943

Net increase (decrease) in net assets resulting from operations                                      938,769         (2,205,857)

Capital shares transactions
    Net premiums                                                                                     217,140            289,215
    Transfers of policy loans                                                                          2,941             (6,684)
    Transfers of surrenders                                                                         (212,966)          (368,883)
    Transfers of death benefits                                                                       (5,845)           (19,693)
    Transfers of other terminations                                                                 (128,390)          (117,292)
    Interfund and net transfers to general account                                                  (208,797)          (926,817)
                                                                                            -----------------  -----------------

      Net decrease in net assets from capital share transactions                                    (335,917)        (1,150,154)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              602,852         (3,356,011)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,210,784       $  3,607,932
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------------
     Statement of Assets and Liabilities                                    Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 58,801                                   Dividend income                                $    5,351
     shares at net asset value of $16.34                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,039,021)                    $   960,505
                                                                                                                          5,351
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,219
NET ASSETS                                          $   960,505         Mortality and expense risk                       10,471
                                                ----------------
                                                                        Contract maintenance charge                         999
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (7,338)

0.95% Institutional            147       $9.67       $    1,421     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,064       $9.61           10,227      (LOSSES) ON INVESTMENTS
1.40% Institutional         96,611       $9.30          898,363       Net realized losses on investments                (76,370)
1.55% Institutional          4,711       $9.57           45,064       Net unrealized appreciation on
2.05% Institutional            573       $9.48            5,430        investments                                      236,370
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   152,662
                                                                                                               -----------------

                       ------------             ----------------

                           103,106                  $   960,505
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   805,128       $  1,107,132

Net increase (decrease) in net assets resulting from operations                                      152,662           (236,003)

Capital shares transactions
    Net premiums                                                                                     113,355            100,712
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                          (21,479)          (107,572)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (19,050)           (23,900)
    Interfund and net transfers to general account                                                   (70,111)           (35,241)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                            2,715            (66,001)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              155,377           (302,004)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   960,505        $   805,128
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Massachusetts Financial Services Variable Insurance Trust
New Discovery Series
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 272,385                                  Dividend income                                 $       -
     shares at net asset value of $13.96                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $3,773,191)                   $  3,800,017
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            4,260
NET ASSETS                                         $  3,800,017         Mortality and expense risk                       37,482
                                                ----------------
                                                                        Contract maintenance charge                       4,912
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (46,654)

0.95% Institutional         12,198       $9.21      $   112,323     REALIZED AND UNREALIZED GAINS
1.20% Institutional         11,364       $9.16          104,146      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,590       $9.15           14,547       Net realized losses on investments               (262,990)
1.40% Institutional        196,636      $17.74        3,488,232       Net unrealized appreciation on
1.45% Institutional          2,805       $9.12           25,580        investments                                    1,128,596
                                                                                                               -----------------
1.55% Institutional          5,769       $9.10           52,516
1.80% Institutional            264       $9.06            2,391     Net increase in net assets resulting from
2.05% Institutional             31       $9.10              282      operations                                     $   818,952
                                                                                                               -----------------

                       ------------             ----------------

                           230,657                 $  3,800,017
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  2,575,428       $  3,929,335

Net increase (decrease) in net assets resulting from operations                                      818,952         (1,266,744)

Capital shares transactions
    Net premiums                                                                                     521,246            478,922
    Transfers of policy loans                                                                          3,367             (4,404)
    Transfers of surrenders                                                                         (159,169)          (149,471)
    Transfers of death benefits                                                                       (4,371)            (6,691)
    Transfers of other terminations                                                                  (70,003)           (87,326)
    Interfund and net transfers to general account                                                   114,567           (318,193)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          405,637            (87,163)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,224,589         (1,353,907)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  3,800,017       $  2,575,428
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 195,566                                  Dividend income                                $   28,288
     shares at net asset value of $24.52                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $4,338,909)                   $  4,795,295
                                                                                                                         28,288
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            5,766
NET ASSETS                                         $  4,795,295         Mortality and expense risk                       49,877
                                                ----------------
                                                                        Contract maintenance charge                       4,901
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (32,256)

0.95% Institutional          6,819      $10.64       $   72,541     REALIZED AND UNREALIZED GAINS
1.20% Institutional          2,614      $10.59           27,673      (LOSSES) ON INVESTMENTS
1.40% Institutional        312,118      $14.47        4,517,193       Net realized losses on investments               (203,767)
1.45% Institutional          3,297      $10.54           34,737       Net unrealized appreciation on
1.55% Institutional          8,237      $10.52           86,616        investments                                    1,254,749
                                                                                                               -----------------
1.80% Institutional            132      $10.46            1,381
2.05% Institutional          5,295      $10.42           55,154     Net increase in net assets resulting from
                                                                     operations                                    $  1,018,726
                                                                                                               -----------------

                       ------------             ----------------

                           338,512                 $  4,795,295
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  3,705,477       $  4,333,042

Net increase (decrease) in net assets resulting from operations                                    1,018,726           (889,748)

Capital shares transactions
    Net premiums                                                                                     401,980            559,091
    Transfers of policy loans                                                                            251                371
    Transfers of surrenders                                                                         (201,652)          (144,287)
    Transfers of death benefits                                                                      (44,365)              (919)
    Transfers of other terminations                                                                 (109,363)          (116,056)
    Interfund and net transfers to general account                                                    24,241            (36,017)
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      71,092            262,183
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,089,818           (627,565)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  4,795,295       $  3,705,477
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC MidCap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 371,698                                  Dividend income                                $   33,528
     shares at net asset value of $17.04                              Capital gains distributions                        55,934
                                                                                                               -----------------
     per share (cost $5,478,058)                   $  6,333,734
                                                                                                                         89,462
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            7,898
NET ASSETS                                         $  6,333,734         Mortality and expense risk                       65,136
                                                ----------------
                                                                        Contract maintenance charge                       6,185
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          10,243
0.95% Institutional         17,624      $11.40      $   200,902
1.20% Institutional          8,220      $11.35           93,257     REALIZED AND UNREALIZED GAINS
1.30% Institutional          3,564      $11.32           40,352      (LOSSES) ON INVESTMENTS
1.40% Institutional        324,416      $18.00        5,840,762       Net realized losses on investments                (79,543)
1.45% Institutional          6,332      $11.29           71,489       Net unrealized appreciation on
1.55% Institutional          6,278      $11.27           70,749        investments                                    1,206,201
                                                                                                               -----------------
1.70% Institutional             85      $11.18              950
1.80% Institutional            216      $11.23            2,426     Net increase in net assets resulting from
2.05% Institutional          1,067      $11.16           11,909      operations                                    $  1,136,901
                                                                                                               -----------------
2.40% Institutional             53      $11.15              591
2.65% Institutional             31      $11.19              347
                       ------------             ----------------
                           367,886                 $  6,333,734
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  4,778,242       $  4,708,859

Net increase (decrease) in net assets resulting from operations                                    1,136,901           (748,423)

Capital shares transactions
    Net premiums                                                                                     863,552            867,149
    Transfers of policy loans                                                                           (185)             1,071
    Transfers of surrenders                                                                         (428,378)          (306,177)
    Transfers of death benefits                                                                            -           (235,020)
    Transfers of other terminations                                                                  (76,527)          (101,024)
    Interfund and net transfers to general account                                                    60,129            591,807
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     418,591            817,806
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,555,492             69,383
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  6,333,734       $  4,778,242
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. VC International Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 44,000                                   Dividend income                                $    4,087
     shares at net asset value of $7.10                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $265,762)                      $   312,400
                                                                                                                          4,087
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              287
NET ASSETS                                          $   312,400         Mortality and expense risk                        2,570
                                                ----------------
                                                                        Contract maintenance charge                         410
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                             820

0.95% Institutional          1,045      $12.02       $   12,557     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,833      $11.93           21,867      (LOSSES) ON INVESTMENTS
1.40% Institutional         32,307       $7.41          239,464       Net realized gains on investments                     735
1.45% Institutional            392      $11.91            4,667       Net unrealized appreciation on
1.55% Institutional          2,809      $11.87           33,354        investments                                       70,150
                                                                                                               -----------------
2.05% Institutional              5      $11.60               58
2.65% Institutional             37      $11.70              433     Net increase in net assets resulting from
                                                                     operations                                      $   71,705
                                                                                                               -----------------

                       ------------             ----------------

                            38,428                  $   312,400
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   166,638        $   205,975

Net increase (decrease) in net assets resulting from operations                                       71,705            (36,059)

Capital shares transactions
    Net premiums                                                                                      86,193             21,047
    Transfers of policy loans                                                                          1,355             (3,263)
    Transfers of surrenders                                                                          (12,376)            (1,125)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (4,498)            (8,897)
    Interfund and net transfers to general account                                                     3,383            (11,040)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                           74,057             (3,278)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                              145,762            (39,337)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   312,400        $   166,638
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 58,863                                   Dividend income                                 $       -
     shares at net asset value of $33.29                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,787,400)                   $  1,959,549
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            1,537
NET ASSETS                                         $  1,959,549         Mortality and expense risk                       14,303
                                                ----------------
                                                                        Contract maintenance charge                       1,348
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (17,188)

0.95% Institutional         20,975       $9.31      $   195,311     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,568       $9.27           14,529      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,696       $9.25           15,690       Net realized losses on investments               (102,617)
1.40% Institutional        239,077       $6.21        1,484,363       Net unrealized appreciation on
1.45% Institutional          7,358       $9.22           67,862        investments                                      432,633
                                                                                                               -----------------
1.55% Institutional         14,247       $9.21          131,146
1.70% Institutional            145       $9.17            1,329     Net increase in net assets resulting from
1.80% Institutional            198       $9.15            1,811      operations                                     $   312,828
                                                                                                               -----------------
2.05% Institutional          5,210       $9.12           47,508
                       ------------             ----------------

                           290,474                  $ 1,959,549
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   771,430       $  1,374,366

Net increase (decrease) in net assets resulting from operations                                      312,828           (377,933)

Capital shares transactions
    Net premiums                                                                                     490,715            255,146
    Transfers of policy loans                                                                          1,029               (905)
    Transfers of surrenders                                                                          (75,801)           (21,820)
    Transfers of death benefits                                                                       (1,250)           (46,437)
    Transfers of other terminations                                                                  (36,295)           (23,027)
    Interfund and net transfers to general account                                                   496,893           (387,960)
                                                                                            -----------------  -----------------

      Net increase (decrease) in net assets from capital share transactions                          875,291           (225,003)
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,188,119           (602,936)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,959,549        $   771,430
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 161,530                                  Dividend income                                 $       -
     shares at net asset value of $18.40                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,655,113)                   $  2,972,166
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,241
NET ASSETS                                         $  2,972,166         Mortality and expense risk                       20,028
                                                ----------------
                                                                        Contract maintenance charge                       1,869
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (24,138)

0.95% Institutional         14,172      $10.66      $   151,072     REALIZED AND UNREALIZED GAINS
1.20% Institutional            999      $10.61           10,598      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,960      $10.59           20,753       Net realized losses on investments                (48,636)
1.40% Institutional        314,939       $8.11        2,552,802       Net unrealized appreciation on
1.45% Institutional          4,480      $10.56           47,305        investments                                      632,899
                                                                                                               -----------------
1.55% Institutional         10,983      $10.54          115,741
1.70% Institutional            128      $10.50            1,344     Net increase in net assets resulting from
1.80% Institutional            175      $10.50            1,838      operations                                     $   560,125
                                                                                                               -----------------
2.05% Institutional          6,775      $10.44           70,713
                       ------------             ----------------

                           354,611                 $  2,972,166
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   935,814       $  1,183,607

Net increase (decrease) in net assets resulting from operations                                      560,125           (379,087)

Capital shares transactions
    Net premiums                                                                                     516,057            372,827
    Transfers of policy loans                                                                          4,910             (4,084)
    Transfers of surrenders                                                                         (103,382)           (85,286)
    Transfers of death benefits                                                                      (15,738)           (34,061)
    Transfers of other terminations                                                                  (24,837)           (24,308)
    Interfund and net transfers to general account                                                 1,099,217            (93,794)
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   1,476,227            131,294
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            2,036,352           (247,793)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  2,972,166        $   935,814
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Leveraged AllCap Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 100,098                                  Dividend income                                 $       -
     shares at net asset value of $28.09                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,500,286)                   $  2,811,775
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            2,008
NET ASSETS                                         $  2,811,775         Mortality and expense risk                       23,299
                                                ----------------
                                                                        Contract maintenance charge                       2,579
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (27,886)
0.95% Institutional         17,909       $9.15      $   163,808
1.20% Institutional          7,906       $9.10           71,969     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,319       $9.08           11,982      (LOSSES) ON INVESTMENTS
1.40% Institutional        446,609       $5.39        2,405,289       Net realized losses on investments               (227,250)
1.45% Institutional          3,716       $9.06           33,662       Net unrealized appreciation on
1.55% Institutional         12,782       $9.04          115,577        investments                                      757,043
                                                                                                               -----------------
1.70% Institutional             69       $8.96              618
1.80% Institutional            369       $9.00            3,320     Net increase in net assets resulting from
2.05% Institutional            555       $8.96            4,972      operations                                     $   501,907
                                                                                                               -----------------
2.40% Institutional             65       $8.89              578
                       ------------             ----------------

                           491,299                 $  2,811,775
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,631,790       $  1,826,061

Net increase (decrease) in net assets resulting from operations                                      501,907           (778,516)

Capital shares transactions
    Net premiums                                                                                     662,934            459,303
    Transfers of policy loans                                                                              -             (1,787)
    Transfers of surrenders                                                                         (117,619)           (52,345)
    Transfers of death benefits                                                                       (9,677)           (32,951)
    Transfers of other terminations                                                                  (70,553)           (66,291)
    Interfund and net transfers to general account                                                   212,993            278,316
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     678,078            584,245
                                                                                            -----------------  -----------------

Total increase (decrease) in net assets                                                            1,179,985           (194,271)
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  2,811,775       $  1,631,790
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Alger American Fund Small Capitalization Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 81,182                                   Dividend income                                 $       -
     shares at net asset value of $17.38                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,267,482)                   $  1,410,934
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                            7,866
NET ASSETS                                         $  1,410,934         Mortality and expense risk                        7,500
                                                ----------------
                                                                        Contract maintenance charge                         483
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (15,849)

0.95% Institutional          9,790      $10.62      $   103,973     REALIZED AND UNREALIZED GAINS
1.20% Institutional          9,024      $10.57           95,378      (LOSSES) ON INVESTMENTS
1.40% Institutional        179,885       $5.64        1,014,544       Net realized losses on investments                 (1,432)
1.45% Institutional          1,321      $10.52           13,894       Net unrealized appreciation on
1.55% Institutional         14,034      $10.50          147,352        investments                                      197,609
                                                                                                               -----------------
2.05% Institutional          3,414      $10.40           35,499
2.65% Institutional             29      $10.14              294     Net increase in net assets resulting from
                                                                     operations                                     $   180,328
                                                                                                               -----------------

                       ------------             ----------------

                           217,497                 $  1,410,934
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   270,449        $   141,402

Net increase (decrease) in net assets resulting from operations                                      180,328            (81,063)

Capital shares transactions
    Net premiums                                                                                     375,690             99,109
    Transfers of policy loans                                                                          1,125             (4,091)
    Transfers of surrenders                                                                          (15,797)           (15,649)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (11,625)            (3,184)
    Interfund and net transfers to general account                                                   610,764            133,925
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     960,157            210,110
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,140,485            129,047
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,410,934        $   270,449
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio                           $       -       Dividend income                                  $      4
                                                                      Capital gains distributions                             -
                                                                                                               -----------------
LIABILITIES                                                   -
                                                ----------------
                                                                                                                              4
NET ASSETS                                            $       -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
                                                                        Mortality and expense risk                            3
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------

                                                                          Net investment income                               1

                                                                    REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                     135
                                                                      Net unrealized appreciation on
                                                                       investments                                          145
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $     281
                                                                                                               -----------------




--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    1,421          $       -

Net increase (decrease) in net assets resulting from operations                                          281               (127)

Capital shares transactions
    Net premiums                                                                                       3,002              1,548
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (121)                 -
    Interfund and net transfers to general account                                                    (4,583)                 -
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                           (1,702)             1,548
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                               (1,421)             1,421
                                                                                            -----------------  -----------------

Net assets at end of year                                                                          $       -         $    1,421
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Berger IPT Funds Small Company Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio                           $       -       Dividend income                                 $       -
                                                                      Capital gains distributions                             -
                                                                                                               -----------------
LIABILITIES                                                   -
                                                ----------------
                                                                                                                              -
NET ASSETS                                            $       -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
                                                                        Mortality and expense risk                            1
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------

                                                                          Net investment loss                                (1)

                                                                    REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized losses on investments                     (9)
                                                                      Net unrealized appreciation on
                                                                       investments                                            -
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                       $     (10)
                                                                                                               -----------------




--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $     142          $       -

Net decrease in net assets resulting from operations                                                     (10)                (9)

Capital shares transactions
    Net premiums                                                                                           -              1,329
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                (13)
    Interfund and net transfers to general account                                                      (132)            (1,165)
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                             (132)               151
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                                 (142)               142
                                                                                            -----------------  -----------------

Net assets at end of year                                                                          $       -          $     142
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,276                                    Dividend income                                 $     790
     shares at net asset value of $15.21                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $56,299)                        $   65,030
                                                                                                                            790
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   65,030         Mortality and expense risk                          260
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                             530

0.95% Institutional          5,518       $9.90       $   54,621     REALIZED AND UNREALIZED GAINS
1.20% Institutional            104       $9.89            1,029      (LOSSES) ON INVESTMENTS
1.45% Institutional            104       $9.83            1,022       Net realized gains on investments                      55
1.55% Institutional            280       $9.81            2,746       Net unrealized appreciation on
2.05% Institutional            577       $9.73            5,612        investments                                        8,730
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    9,315
                                                                                                               -----------------

                       ------------             ----------------

                             6,583                   $   65,030
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $     146          $       -

Net increase in net assets resulting from operations                                                   9,315                  -

Capital shares transactions
    Net premiums                                                                                      24,519                146
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (145)                 -
    Interfund and net transfers to general account                                                    31,195                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      55,569                146
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          64,884                146
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   65,030          $     146
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social MidCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 229                                      Dividend income                                 $       -
     shares at net asset value of $24.12                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $5,309)                         $    5,524
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $    5,524         Mortality and expense risk                           12
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                               (12)

0.95% Institutional            287      $10.20       $    2,926     REALIZED AND UNREALIZED GAINS
1.45% Institutional             97      $10.11              981      (LOSSES) ON INVESTMENTS
1.55% Institutional            155      $10.07            1,561       Net realized gains on investments                       -
2.05% Institutional              6       $9.33               56       Net unrealized appreciation on
                                                                       investments                                          215
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $     203
                                                                                                               -----------------

                       ------------             ----------------

                               545                   $    5,524
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                     203                  -

Capital shares transactions
    Net premiums                                                                                       4,311                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                      (19)                 -
    Interfund and net transfers to general account                                                     1,029                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                       5,321                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                           5,524                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $    5,524          $       -
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 342                                      Dividend income                                  $      1
     shares at net asset value of $15.81                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $5,213)                         $    5,406
                                                                                                                              1
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $    5,406         Mortality and expense risk                            9
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                                (8)

0.95% Institutional            413      $10.38       $    4,289     REALIZED AND UNREALIZED GAINS
1.20% Institutional            108      $10.34            1,117      (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                       1
                                                                      Net unrealized appreciation on
                                                                       investments                                          193
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $     186
                                                                                                               -----------------

                       ------------             ----------------

                               521                      $ 5,406
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                     186                  -

Capital shares transactions
    Net premiums                                                                                       5,220                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                         -                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                       5,220                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                           5,406                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $    5,406          $       -
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Technology Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 15,638                                   Dividend income                                 $       -
     shares at net asset value of $4.38                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $61,032)                        $   67,333
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                3
NET ASSETS                                           $   67,333         Mortality and expense risk                          361
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (364)

0.95% Institutional          1,200       $9.41       $   11,288     REALIZED AND UNREALIZED GAINS
1.20% Institutional          2,515       $9.37           23,565      (LOSSES) ON INVESTMENTS
1.45% Institutional            124       $9.34            1,158       Net realized gains on investments                     909
1.55% Institutional          1,869       $9.31           17,404       Net unrealized appreciation on
1.80% Institutional            359       $9.29            3,334        investments                                        7,657
                                                                                                               -----------------
2.05% Institutional          1,146       $9.24           10,584
                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    8,202
                                                                                                               -----------------

                       ------------             ----------------

                             7,213                   $   67,333
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    8,530          $       -

Net increase (decrease) in net assets resulting from operations                                        8,202             (1,425)

Capital shares transactions
    Net premiums                                                                                      55,025              9,955
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (370)                 -
    Interfund and net transfers to general account                                                    (4,054)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      50,601              9,955
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          58,803              8,530
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   67,333         $    8,530
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Utilities Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,276                                    Dividend income                                $    2,031
     shares at net asset value of $47.40                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $189,789)                      $   202,674
                                                                                                                          2,031
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               54
NET ASSETS                                          $   202,674         Mortality and expense risk                          684
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                           1,293

0.95% Institutional          2,635       $9.93       $   26,169     REALIZED AND UNREALIZED GAINS
1.20% Institutional          9,995       $9.89           98,869      (LOSSES) ON INVESTMENTS
1.30% Institutional            343       $9.89            3,391       Net realized gains on investments                   1,466
1.45% Institutional          1,942       $9.85           19,133       Net unrealized appreciation on
1.55% Institutional          5,605       $9.83           55,112        investments                                       12,128
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $   14,887
                                                                                                               -----------------

                       ------------             ----------------

                            20,520                  $   202,674
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $   16,989          $       -

Net increase in net assets resulting from operations                                                  14,887                846

Capital shares transactions
    Net premiums                                                                                     177,596             16,143
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (2,245)                 -
    Interfund and net transfers to general account                                                    (4,553)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     170,798             16,143
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         185,685             16,989
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   202,674         $   16,989
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Financial Services Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 36,981                                   Dividend income                                $    1,758
     shares at net asset value of $13.54                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $456,707)                      $   500,730
                                                                                                                          1,758
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              281
NET ASSETS                                          $   500,730         Mortality and expense risk                        3,073
                                                ----------------
                                                                        Contract maintenance charge                         113
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (1,709)

0.95% Institutional          4,577      $11.01       $   50,371     REALIZED AND UNREALIZED GAINS
1.20% Institutional          3,030      $10.95           33,193      (LOSSES) ON INVESTMENTS
1.30% Institutional            630      $10.93            6,884       Net realized gains on investments                  33,669
1.40% Institutional         28,861      $10.69          308,386       Net unrealized appreciation on
1.45% Institutional          2,780      $10.90           30,304        investments                                       43,880
                                                                                                               -----------------
1.55% Institutional            759      $10.88            8,255
1.80% Institutional            451      $10.82            4,880     Net increase in net assets resulting from
2.05% Institutional          5,424      $10.78           58,457      operations                                      $   75,840
                                                                                                               -----------------

                       ------------             ----------------

                            46,512                  $   500,730
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   175,773          $       -

Net increase (decrease) in net assets resulting from operations                                       75,840            (14,543)

Capital shares transactions
    Net premiums                                                                                     202,749             36,645
    Transfers of policy loans                                                                            170                411
    Transfers of surrenders                                                                           (1,516)
    Transfers of death benefits                                                                      (13,785)
    Transfers of other terminations                                                                   (6,762)            (5,448)
    Interfund and net transfers to general account                                                    68,261            158,708
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     249,117            190,316
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         324,957            175,773
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   500,730        $   175,773
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
INVESCO Variable Investment Funds, Inc. Health Sciences Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 29,826                                   Dividend income                                 $       -
     shares at net asset value of $17.57                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $483,130)                      $   524,042
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              280
NET ASSETS                                          $   524,042         Mortality and expense risk                        2,633
                                                ----------------
                                                                        Contract maintenance charge                         119
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (3,032)

0.95% Institutional          7,576       $9.96       $   75,474     REALIZED AND UNREALIZED GAINS
1.20% Institutional            668       $9.91            6,623      (LOSSES) ON INVESTMENTS
1.30% Institutional            345       $9.90            3,415       Net realized gains on investments                  17,926
1.40% Institutional         35,646      $10.24          365,029       Net unrealized appreciation on
1.45% Institutional          4,786       $9.87           47,220        investments                                       46,906
                                                                                                               -----------------
1.55% Institutional            913       $9.85            8,989
1.80% Institutional            143       $9.81            1,403     Net increase in net assets resulting from
2.05% Institutional          1,629       $9.75           15,889      operations                                      $   61,800
                                                                                                               -----------------

                       ------------             ----------------

                            51,706                  $   524,042
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   108,413          $       -

Net increase (decrease) in net assets resulting from operations                                       61,800            (12,607)

Capital shares transactions
    Net premiums                                                                                     236,041             72,655
    Transfers of policy loans                                                                             87                237
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                      (11,145)                 -
    Transfers of other terminations                                                                   (7,484)            (2,198)
    Interfund and net transfers to general account                                                   136,330             50,326
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     353,829            121,020
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         415,629            108,413
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   524,042        $   108,413
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 194                                      Dividend income                                 $      56
     shares at net asset value of $10.04                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $1,516)                         $    1,944
                                                                                                                             56
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                7
NET ASSETS                                           $    1,944         Mortality and expense risk                           56
                                                ----------------
                                                                        Contract maintenance charge                          14
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                               (21)

1.40% Institutional            208       $9.35       $    1,944     REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                     819
                                                                      Net unrealized appreciation on
                                                                       investments                                          821
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    1,619
                                                                                                               -----------------

                       ------------             ----------------

                               208                   $    1,944
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    4,305          $       -

Net increase (decrease) in net assets resulting from operations                                        1,619               (417)

Capital shares transactions
    Net premiums                                                                                      24,084              4,373
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                   (28,064)               349
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                           (3,980)             4,722
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                               (2,361)             4,305
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $    1,944         $    4,305
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 26,389                                   Dividend income                                 $     703
     shares at net asset value of $12.34                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $321,372)                      $   325,639
                                                                                                                            703
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               30
NET ASSETS                                          $   325,639         Mortality and expense risk                          808
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (135)

0.95% Institutional         21,153      $10.89      $   230,267     REALIZED AND UNREALIZED GAINS
1.20% Institutional            442      $10.85            4,796      (LOSSES) ON INVESTMENTS
1.30% Institutional            278      $10.82            3,008       Net realized gains on investments                     187
1.45% Institutional          3,934      $10.80           42,471       Net unrealized appreciation on
1.55% Institutional          2,411      $10.78           25,979        investments                                        3,904
                                                                                                               -----------------
1.70% Institutional            272      $10.73            2,919
1.80% Institutional            678      $10.74            7,279     Net increase in net assets resulting from
2.05% Institutional            835      $10.68            8,920      operations                                      $    3,956
                                                                                                               -----------------

                       ------------             ----------------

                            30,003                  $   325,639
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $   20,971          $       -

Net increase in net assets resulting from operations                                                   3,956                367

Capital shares transactions
    Net premiums                                                                                     292,504             20,604
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (1,297)                 -
    Interfund and net transfers to general account                                                     9,505                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     300,712             20,604
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         304,668             20,971
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   325,639         $   20,971
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,980                                    Dividend income                                 $       -
     shares at net asset value of $14.06                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $64,990)                        $   70,024
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               45
NET ASSETS                                           $   70,024         Mortality and expense risk                          194
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (239)

0.95% Institutional          2,567      $10.27       $   26,371     REALIZED AND UNREALIZED GAINS
1.20% Institutional          1,898      $10.22           19,406      (LOSSES) ON INVESTMENTS
1.30% Institutional            237      $10.22            2,421       Net realized gains on investments                      32
1.45% Institutional            332      $10.17            3,376       Net unrealized appreciation on
1.55% Institutional          1,786      $10.17           18,155        investments                                        5,085
                                                                                                               -----------------
2.65% Institutional             30       $9.83              295
                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    4,878
                                                                                                               -----------------

                       ------------             ----------------

                             6,850                   $   70,024
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    3,671          $       -

Net increase (decrease) in net assets resulting from operations                                        4,878                (51)

Capital shares transactions
    Net premiums                                                                                      56,505              3,722
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                     4,970                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      61,475              3,722
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          66,353              3,671
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   70,024         $    3,671
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 25,012                                   Dividend income                                 $       -
     shares at net asset value of $7.21                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $141,286)                      $   180,338
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                          $   180,338         Mortality and expense risk                          821
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (821)

0.95% Institutional         17,298       $9.60      $   166,122     REALIZED AND UNREALIZED GAINS
1.20% Institutional            389       $9.57            3,723      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,071       $9.55           10,227       Net realized gains on investments                     119
1.55% Institutional             28       $9.50              266       Net unrealized appreciation on
                                                                       investments                                       39,150
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $   38,448
                                                                                                               -----------------

                       ------------             ----------------

                            18,786                  $   180,338
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    2,402          $       -

Net increase (decrease) in net assets resulting from operations                                       38,448                (98)

Capital shares transactions
    Net premiums                                                                                     103,009              2,500
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                    36,479                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     139,488              2,500
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         177,936              2,402
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   180,338         $    2,402
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust OTC Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 4,653                                    Dividend income                                 $       -
     shares at net asset value of $13.16                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $53,333)                        $   61,229
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                2
NET ASSETS                                           $   61,229         Mortality and expense risk                          266
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (268)

0.95% Institutional          2,116      $10.97       $   23,216     REALIZED AND UNREALIZED GAINS
1.30% Institutional            938      $10.90           10,227      (LOSSES) ON INVESTMENTS
1.45% Institutional          1,777      $10.88           19,333       Net realized gains on investments                      69
1.55% Institutional            468      $10.85            5,079       Net unrealized appreciation on
1.80% Institutional            312      $10.81            3,374        investments                                        8,039
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    7,840
                                                                                                               -----------------

                       ------------             ----------------

                             5,611                   $   61,229
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    2,383          $       -

Net increase (decrease) in net assets resulting from operations                                        7,840               (143)

Capital shares transactions
    Net premiums                                                                                      45,852              2,526
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (212)                 -
    Interfund and net transfers to general account                                                     5,366                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      51,006              2,526
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          58,846              2,383
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   61,229         $    2,383
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 9,803,586                                Dividend income                                 $     156
     shares at net asset value of $1.00                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $9,803,586)                   $  9,803,585
                                                                                                                            156
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                2
NET ASSETS                                         $  9,803,585         Mortality and expense risk                       70,395
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                           (70,241)

0.95% Institutional            791       $9.88       $    7,814     REALIZED AND UNREALIZED GAINS
1.55% Institutional        989,154       $9.77        9,668,641      (LOSSES) ON INVESTMENTS
2.05% Institutional         13,115       $9.69          127,130       Net realized gains on investments                       -
                                                                      Net unrealized depreciation on
                                                                       investments                                           (1)
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                     $   (70,242)
                                                                                                               -----------------

                       ------------             ----------------

                         1,003,060                 $  9,803,585
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                 $  1,281,208          $       -

Net (decrease) increase in net assets resulting from operations                                      (70,242)               240

Capital shares transactions
    Net premiums                                                                                     412,553          1,280,968
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                               (1,074,515)                 -
    Interfund and net transfers to general account                                                 9,254,581                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   8,592,619          1,280,968
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       8,522,377          1,281,208
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  9,803,585       $  1,281,208
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Ursa Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 7,290                                    Dividend income                                 $       -
     shares at net asset value of $5.78                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $45,010)                        $   42,136
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   42,136         Mortality and expense risk                          447
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (447)

0.95% Institutional          1,220       $8.74       $   10,657     REALIZED AND UNREALIZED GAINS
1.20% Institutional          3,131       $8.70           27,245      (LOSSES) ON INVESTMENTS
1.45% Institutional            489       $8.66            4,234       Net realized losses on investments                (13,364)
                                                                      Net unrealized depreciation on
                                                                       investments                                       (2,874)
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                     $   (16,685)
                                                                                                               -----------------

                       ------------             ----------------

                             4,840                   $   42,136
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net decrease in net assets resulting from operations                                                 (16,685)                 -

Capital shares transactions
    Net premiums                                                                                     164,292                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                  (105,471)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      58,821                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          42,136                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   42,136          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Arktos Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 1,353                                    Dividend income                                 $      31
     shares at net asset value of $24.09                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $34,237)                        $   32,595
                                                                                                                             31
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   32,595         Mortality and expense risk                          103
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                               (72)

0.95% Institutional            601       $6.89       $    4,143     REALIZED AND UNREALIZED GAINS
1.20% Institutional          3,048       $6.86           20,909      (LOSSES) ON INVESTMENTS
1.30% Institutional            487       $6.85            3,338       Net realized losses on investments                 (2,930)
1.45% Institutional            616       $6.83            4,205       Net unrealized depreciation on
                                                                       investments                                       (1,642)
                                                                                                               -----------------

                                                                    Net decrease in net assets resulting from
                                                                     operations                                     $    (4,644)
                                                                                                               -----------------

                       ------------             ----------------

                             4,752                   $   32,595
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net decrease in net assets resulting from operations                                                  (4,644)                 -

Capital shares transactions
    Net premiums                                                                                      60,658                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                   (23,419)                 -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      37,239                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          32,595                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   32,595          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 24,733                                   Dividend income                                 $     217
     shares at net asset value of $14.87                              Capital gains distributions                             -
                                                                                                               -----------------
                                                                                                               -----------------
     per share (cost $317,883)                      $   367,790
                                                                                                                            217
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              294
NET ASSETS                                          $   367,790         Mortality and expense risk                        2,713
                                                ----------------
                                                                        Contract maintenance charge                          64
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (2,854)

0.95% Institutional          7,461      $13.52      $   100,908     REALIZED AND UNREALIZED GAINS
1.20% Institutional          6,471      $13.46           87,100      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,349      $13.43           18,117       Net realized gains on investments                 151,104
1.40% Institutional          8,208      $12.19          100,089       Net unrealized appreciation on
1.45% Institutional          1,513      $13.40           20,267        investments                                       47,597
                                                                                                               -----------------
1.55% Institutional          3,088      $13.37           41,287
2.05% Institutional              2      $11.00               22     Net increase in net assets resulting from
                                                                     operations                                     $   195,847
                                                                                                               -----------------

                       ------------             ----------------

                            28,092                  $   367,790
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $   40,460          $       -

Net increase (decrease) in net assets resulting from operations                                      195,847             (7,765)

Capital shares transactions
    Net premiums                                                                                     244,931              8,175
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                           (1,867)           (10,802)
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (2,506)            (2,073)
    Interfund and net transfers to general account                                                  (109,075)            52,925
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     131,483             48,225
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         327,330             40,460
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   367,790         $   40,460
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 7,015                                    Dividend income                                 $     907
     shares at net asset value of $12.15                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $72,229)                        $   85,231
                                                                                                                            907
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               29
NET ASSETS                                           $   85,231         Mortality and expense risk                        6,732
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                            (5,854)

0.95% Institutional          3,811      $12.86       $   49,018     REALIZED AND UNREALIZED GAINS
1.20% Institutional            747      $12.80            9,562      (LOSSES) ON INVESTMENTS
1.30% Institutional            860      $12.78           10,991       Net realized gains on investments                 488,860
1.45% Institutional            274      $12.76            3,495       Net unrealized appreciation on
1.55% Institutional            948      $12.74           12,076        investments                                       16,348
                                                                                                               -----------------
2.05% Institutional              7      $12.71               89
                                                                    Net increase in net assets resulting from
                                                                     operations                                     $   499,354
                                                                                                               -----------------

                       ------------             ----------------

                             6,647                   $   85,231
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                  $   132,276          $       -

Net increase (decrease) in net assets resulting from operations                                      499,354           (498,031)

Capital shares transactions
    Net premiums                                                                                      37,922          2,925,869
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (539)                 -
    Interfund and net transfers to general account                                                  (583,782)        (2,295,562)
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                         (546,399)           630,307
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                              (47,045)           132,276
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   85,231        $   132,276
                                                                                            -----------------  -----------------


                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Levin MidCap Value Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio                           $       -       Dividend income                                 $       -
                                                                      Capital gains distributions                             -
                                                                                                               -----------------
LIABILITIES                                                   -
                                                ----------------
                                                                                                                              -
NET ASSETS                                            $       -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
                                                                        Mortality and expense risk                           11
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------

                                                                          Net investment loss                               (11)

                                                                    REALIZED AND UNREALIZED GAINS
                                                                     (LOSSES) ON INVESTMENTS
                                                                      Net realized gains on investments                      93
                                                                      Net unrealized depreciation on
                                                                       investments                                          (22)
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                       $      60
                                                                                                               -----------------




--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                   $    1,869          $       -

Net increase in net assets resulting from operations                                                      60                 21

Capital shares transactions
    Net premiums                                                                                         334              1,848
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                    (2,263)                 -
                                                                                            -----------------  -----------------

      Net (decrease) increase in net assets from capital share transactions                           (1,929)             1,848
                                                                                            -----------------  -----------------

Total (decrease) increase in net assets                                                               (1,869)             1,869
                                                                                            -----------------  -----------------

Net assets at end of year                                                                          $       -         $    1,869
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 3,657                                    Dividend income                                 $       -
     shares at net asset value of $13.31                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $45,475)                        $   48,670
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                                -
NET ASSETS                                           $   48,670         Mortality and expense risk                          125
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (125)

0.95% Institutional          2,810      $12.37       $   34,754     REALIZED AND UNREALIZED GAINS
1.30% Institutional            248      $12.33            3,058      (LOSSES) ON INVESTMENTS
1.55% Institutional            769      $12.28            9,443       Net realized gains on investments                      15
2.05% Institutional            116      $12.20            1,415       Net unrealized appreciation on
                                                                       investments                                        3,195
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    3,085
                                                                                                               -----------------

                       ------------             ----------------

                             3,943                   $   48,670
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   3,085                  -

Capital shares transactions
    Net premiums                                                                                      44,398                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                      (80)                 -
    Interfund and net transfers to general account                                                     1,267                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      45,585                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          48,670                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   48,670          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 12,168                                   Dividend income                                 $       -
     shares at net asset value of $13.24                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $151,338)                      $   161,110
                                                                                                                              -
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              127
NET ASSETS                                          $   161,110         Mortality and expense risk                          322
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (449)

0.95% Institutional          6,141      $13.67       $   83,938     REALIZED AND UNREALIZED GAINS
1.20% Institutional            685      $13.62            9,329      (LOSSES) ON INVESTMENTS
1.30% Institutional            418      $13.62            5,692       Net realized gains on investments                   1,010
1.45% Institutional          1,036      $13.59           14,075       Net unrealized appreciation on
1.55% Institutional          2,818      $13.57           38,247        investments                                        9,772
                                                                                                               -----------------
2.05% Institutional            728      $13.50            9,829
                                                                    Net increase in net assets resulting from
                                                                     operations                                      $   10,333
                                                                                                               -----------------

                       ------------             ----------------

                            11,826                  $   161,110
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                  10,333                  -

Capital shares transactions
    Net premiums                                                                                     149,544                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                      (30)                 -
    Interfund and net transfers to general account                                                     1,263                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     150,777                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         161,110                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   161,110          $       -
                                                                                            -----------------  -----------------



                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 1,944                                    Dividend income                                 $      71
     shares at net asset value of $14.15                              Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $25,172)                        $   27,500
                                                                                                                             71
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               17
NET ASSETS                                           $   27,500         Mortality and expense risk                          166
                                                ----------------
                                                                        Contract maintenance charge                           -
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment loss                              (112)

0.95% Institutional            826      $12.03       $    9,939     REALIZED AND UNREALIZED GAINS
1.20% Institutional            141      $12.03            1,696      (LOSSES) ON INVESTMENTS
1.55% Institutional          1,209      $11.99           14,490       Net realized gains on investments                     562
1.80% Institutional            115      $11.96            1,375       Net unrealized appreciation on
                                                                       investments                                        2,328
                                                                                                               -----------------

                                                                    Net increase in net assets resulting from
                                                                     operations                                      $    2,778
                                                                                                               -----------------

                       ------------             ----------------

                             2,291                   $   27,500
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   2,778                  -

Capital shares transactions
    Net premiums                                                                                      24,076                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                        -                  -
    Interfund and net transfers to general account                                                       646                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                      24,722                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                          27,500                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                         $   27,500          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 113,849                                  Dividend income                                $   10,282
     shares at net asset value of $10.36                              Capital gains distributions                         2,015
                                                                                                               -----------------
     per share (cost $1,177,878)                   $  1,179,472
                                                                                                                         12,297
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              221
NET ASSETS                                         $  1,179,472         Mortality and expense risk                        2,603
                                                ----------------
                                                                        Contract maintenance charge                          39
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                           9,434

0.95% Institutional         38,780      $10.13      $   392,931     REALIZED AND UNREALIZED GAINS
1.20% Institutional         18,933      $10.12          191,513      (LOSSES) ON INVESTMENTS
1.30% Institutional          2,563      $10.11           25,908       Net realized losses on investments                 (1,078)
1.40% Institutional         25,888      $10.10          261,498       Net unrealized appreciation on
1.45% Institutional         11,480      $10.10          115,932        investments                                        1,594
                                                                                                               -----------------
1.55% Institutional         13,607      $10.09          137,314
1.70% Institutional            443      $10.09            4,469     Net increase in net assets resulting from
1.80% Institutional          1,392      $10.08           14,026      operations                                      $    9,950
                                                                                                               -----------------
2.05% Institutional          3,567      $10.06           35,881
                       ------------             ----------------

                           116,653                 $  1,179,472
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   9,950                  -

Capital shares transactions
    Net premiums                                                                                     969,387                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                           (7,420)                 -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                   (8,443)                 -
    Interfund and net transfers to general account                                                   215,998                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   1,169,522                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       1,179,472                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  1,179,472          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 12,008                                   Dividend income                                 $     390
     shares at net asset value of $10.27                              Capital gains distributions                            22
                                                                                                               -----------------
     per share (cost $123,347)                      $   123,317
                                                                                                                            412
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                               34
NET ASSETS                                          $   123,317         Mortality and expense risk                          343
                                                ----------------
                                                                        Contract maintenance charge                           9
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                              26

0.95% Institutional            989      $10.00       $    9,892     REALIZED AND UNREALIZED GAINS
1.30% Institutional            375       $9.98            3,743      (LOSSES) ON INVESTMENTS
1.40% Institutional          6,557       $9.97           65,354       Net realized gains on investments                       8
1.45% Institutional          1,799       $9.96           17,923       Net unrealized depreciation on
1.55% Institutional          2,308       $9.96           22,982        investments                                          (30)
                                                                                                               -----------------
2.05% Institutional            345       $9.92            3,423
                                                                    Net increase in net assets resulting from
                                                                     operations                                        $      4
                                                                                                               -----------------

                       ------------             ----------------

                            12,373                  $   123,317
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                       4                  -

Capital shares transactions
    Net premiums                                                                                      35,163                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (578)                 -
    Interfund and net transfers to general account                                                    88,728                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     123,313                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         123,317                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   123,317          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 284,325                                  Dividend income                                $   27,098
     shares at net asset value of $8.19                               Capital gains distributions                             -
                                                                                                               -----------------
     per share (cost $2,283,882)                   $  2,328,621
                                                                                                                         27,098
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                              632
NET ASSETS                                         $  2,328,621         Mortality and expense risk                        3,950
                                                ----------------
                                                                        Contract maintenance charge                         111
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                          22,405

0.95% Institutional         86,615      $10.90      $   944,224     REALIZED AND UNREALIZED GAINS
1.30% Institutional          1,180      $10.88           12,833      (LOSSES) ON INVESTMENTS
1.40% Institutional         87,433      $10.87          950,341       Net realized losses on investments                 (6,268)
1.45% Institutional          4,744      $10.87           51,545       Net unrealized appreciation on
1.55% Institutional         32,469      $10.86          352,539        investments                                       44,739
                                                                                                               -----------------
1.80% Institutional            415      $10.85            4,501
2.05% Institutional          1,168      $10.82           12,638     Net increase in net assets resulting from
                                                                     operations                                      $   60,876
                                                                                                               -----------------

                       ------------             ----------------

                           214,024                 $  2,328,621
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                  60,876                  -

Capital shares transactions
    Net premiums                                                                                   1,569,506                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                  (20,562)                 -
    Interfund and net transfers to general account                                                   718,801                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                   2,267,745                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                       2,328,621                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                       $  2,328,621          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                 Statement of Operations
  December 31, 2003                                                       Year Ended December 31, 2003

ASSETS                                                              INVESTMENT INCOME
    Investment in Portfolio, 30,415                                   Dividend income                                $    6,156
     shares at net asset value of $12.36                              Capital gains distributions                         1,613
                                                                                                               -----------------
     per share (cost $375,316)                      $   375,938
                                                                                                                          7,769
LIABILITIES                                                   -       Expenses
                                                ----------------
                                                                        Administrative expense                             (128)
NET ASSETS                                          $   375,938         Mortality and expense risk                        1,134
                                                ----------------
                                                                        Contract maintenance charge                          16
                                                                                                               -----------------
                                       Unit
                          Units       Value       Net Assets              Net investment income                           6,747

0.95% Institutional          3,015      $10.51       $   31,685     REALIZED AND UNREALIZED GAINS
1.20% Institutional          6,572      $10.49           68,952      (LOSSES) ON INVESTMENTS
1.30% Institutional          1,882      $10.48           19,732       Net realized losses on investments                   (969)
1.40% Institutional          7,589      $10.48           79,521       Net unrealized appreciation on
1.45% Institutional          3,699      $10.47           38,740        investments                                          623
                                                                                                               -----------------
1.55% Institutional         12,689      $10.47          132,822
1.80% Institutional            405      $10.46            4,235     Net increase in net assets resulting from
2.05% Institutional             24      $10.46              251      operations                                      $    6,401
                                                                                                               -----------------

                       ------------             ----------------

                            35,875                  $   375,938
                       ------------             ----------------

--------------------------------------------------------------------------------------------------------------------------------

                                           Statement of Changes in Net Assets
                                         Years Ended December 31, 2003 and 2002

                                                                                                  2003               2002

Net assets at beginning of year                                                                    $       -          $       -

Net increase in net assets resulting from operations                                                   6,401                  -

Capital shares transactions
    Net premiums                                                                                     320,779                  -
    Transfers of policy loans                                                                              -                  -
    Transfers of surrenders                                                                                -                  -
    Transfers of death benefits                                                                            -                  -
    Transfers of other terminations                                                                     (310)                 -
    Interfund and net transfers to general account                                                    49,068                  -
                                                                                            -----------------  -----------------

      Net increase in net assets from capital share transactions                                     369,537                  -
                                                                                            -----------------  -----------------

Total increase in net assets                                                                         375,938                  -
                                                                                            -----------------  -----------------

Net assets at end of year                                                                        $   375,938          $       -
                                                                                            -----------------  -----------------

                       The accompanying notes are an integral part of these financial statements.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

     Organization
     Midland National Life Separate Account C ("Separate Account"), a unit investment trust, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of four insurance products, each with different characteristics and product features which result in varying charges. These differences are presented as different product classes in the Statement of Assets and Liabilities. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation serves as the underwriter of the variable products.

     Investments
     The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), Massachusetts Financial Services Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Berger IPT Funds ("BFG"), Calvert Variable Series, Inc. ("CAM"), INVESCO Variable Investment Funds, Inc. ("INV"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS") and PIMCO Variable Insurance Trust ("PIMCO") (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

     The BFG Large Cap Growth Fund, BFG Small Company Growth Fund , CAM Social Small Cap Growth Portfolio, CAM Social Mid Cap Growth Portfolio, CAM Social Equity Portfolio, INV Technology Fund, INV Utilities Fund, INV Financial Services Fund, INV Health Sciences Fund, JP Bond Portfolio, JP Small Company Portfolio, RYDEX Nova Fund, RYDEX OTC Fund, RYDEX US Government Money Market Fund, RYDEX Ursa Fund, RYDEX Arktos Fund, VE Worldwide Hard Assets Fund, VE Worldwide Emerging Markets Fund, VE Levin MidCap Fund, and LEVCO Equity Value Fund were introduced effective May 1, 2002. The VE Worldwide Bond Fund, VE Worldwide Real Estate Fund, JANUS Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Low Duration Portfolio, PIMCO High Yield Portfolio and PIMCO Real Return Portfolio were introduced effective May 1, 2003. The VE Levin MidCap Fund, BFG Large Cap Growth Fund, and the BFG Small Company Growth Fund were discontinued in 2003. All other portfolios have been in existence for more than three years.

     Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date. Dividends are automatically reinvested in shares of the Funds.

     The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.



     Federal Income Taxes
     The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

     Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   Expenses and Related Party Transactions

     The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.

     o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

     o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

     o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

     Each management company of the Separate Account charges fees for their management advisory services as well as other operating expenses. The fees differ between companies and by portfolio within each company; however, the fees are generally calculated based on an annual rate applied to the average net asset of the respective portfolios. The effect of the fees are netted within the share value of the respective portfolios. The portfolio fee rates charged for the years ended December 31, 2003 and 2002, respectively, were as follows:

                                                               2003        2002

Fidelity Variable Insurance Products Fund I
    Money Market Portfolio                                     0.29%       0.28%
    High Income Portfolio                                      0.95%       0.71%
    Equity-Income Portfolio                                    0.82%       0.58%
    Growth Portfolio                                           0.92%       0.68%
    Overseas Portfolio                                         1.16%       0.92%
    Midcap Portfolio                                           0.95%       0.69%
Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio                                    0.91%       0.64%
    Investment Grade Bond Portfolio                            0.79%       0.54%
    Index 500 Portfolio                                        0.60%       0.28%
    Contrafund Portfolio                                       0.93%       0.68%
    Asset Manager: Growth Portfolio                            1.05%       0.73%
Fidelity Variable Insurance Products Fund III
    Balanced Portfolio                                         0.84%       0.57%
    Growth & Income Portfolio                                  0.85%       0.59%
    Growth Opportunities Portfolio                             0.99%       0.69%
American Century Variable Portfolios. Inc.
    Balanced Portfolio                                         0.90%       0.90%
    Capital Appreciation Portfolio                             1.00%       1.00%
    International Portfolio                                    1.65%       1.50%
    Value Portfolio                                            1.15%       1.00%
    Income and Growth Portfolio                                0.95%       0.70%
Massachusetts Financial Services Variable Insurance Trust
    Research Series                                            1.13%       0.90%
    Emerging Growth Series                                     1.12%       0.87%
    Investors Trust Series                                     1.12%       0.90%
    New Discovery Series                                       1.29%       1.06%
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                               0.85%       0.77%
    VC MidCap Value Portfolio                                  1.08%       0.85%
    VC International Portfolio                                 1.40%       1.10%
Alger American Fund
    Growth Portfolio                                           0.85%       0.75%
    MidCap Growth Portfolio                                    0.93%       0.80%
    Leveraged AllCap Portfolio                                 0.97%       0.85%
    Small Capitalization Portfolio                             0.97%       0.85%
Berger IPT Funds
    Large Cap Growth Fund                                          -       1.15%
    Small Company Growth Fund                                      -       1.23%
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                          1.42%       1.39%
    Social MidCap Growth Portfolio                             1.20%           -
    Social Equity Growth Portfolio                             1.08%           -
INVESCO Variable Investment Funds, Inc.
    Technology Fund                                            1.41%       1.07%
    Utilities Fund                                             1.40%       1.37%
    Financial Services Fund                                    1.36%       1.07%
    Health Sciences Fund                                       1.98%       1.06%
LEVCO Series Trust
    Equity Value Fund                                              -       1.10%
J.P. Morgan Series Trust II
    Bond Portfolio                                             0.75%       0.75%
    Small Company Portfolio                                    1.15%       1.15%
Rydex Variable Trust
    Nova Fund                                                  1.54%       1.45%
    OTC Fund                                                   1.53%       1.45%
    U.S. Government Money Market Fund                          1.22%       1.19%
    Ursa Fund                                                  1.67%           -
    Arktos Fund                                                1.68%           -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                                 1.23%       1.15%
    Worldwide Emerging Markets Fund                            1.43%       1.28%
    Levin MidCap Value Fund                                        -       1.75%
    Worldwide Bond Fund                                        1.21%           -
    Worldwide Real Estate Fund                                 1.49%           -
Janus Aspen Services
    Growth and Income Portfolio                                0.67%           -
PIMCO Variable Insurance Trust
    Total Return Porfolio                                      0.66%           -
    Low Duration Portfolio                                     0.65%           -
    High Yield Portfolio                                       0.65%           -
    Real Return Portfolio                                      0.75%           -

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


3.   Purchases and Sales of Investment Securities

     The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2003 and 2002, were as follows:


                                                          2003                                 2002
                                          -----------------------------------  -----------------------------------
Portfolio                                       Purchases            Sales           Purchases            Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                    $ 76,325,453      $ 80,235,561       $175,705,737      $178,500,290
    High Income Portfolio                        1,925,100           950,205            681,694           984,973
    Equity-Income Portfolio                      1,881,432         3,221,057          2,967,722         5,473,898
    Growth Portfolio                             2,605,926         5,100,063          3,325,989         8,518,114
    Overseas Portfolio                          14,106,343        14,884,247         29,150,768        29,964,867
    Midcap Portfolio                             1,406,080         1,111,168          2,453,630         1,296,937
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                        753,059         1,279,694            944,586         1,539,931
    Investment Grade Bond Portfolio              3,588,850         4,421,686          4,166,864         2,770,064
    Index 500 Portfolio                          2,816,071         4,810,097          2,922,565         6,665,311
    Contrafund Portfolio                         2,253,026         3,124,487          2,071,621         4,100,612
    Asset Manager: Growth Portfolio                340,457           692,357            359,477           983,103
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                             859,659           645,518            687,786           681,130
    Growth & Income Portfolio                      884,440         1,355,269            815,887         1,446,199
    Growth Opportunities Portfolio                 370,242           624,007            245,319           739,023
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                             598,273           285,722            404,180           358,186
    Capital Appreciation Portfolio                 259,536           530,019            340,583           747,583
    International Portfolio                     13,482,340        13,392,484         52,538,722        52,989,306
    Value Portfolio                              1,311,017           893,560          2,283,857         1,735,237
    Income and Growth Portfolio                    205,437           258,410            275,626           412,068
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                203,344           454,303            332,527           460,122
    Emerging Growth Series                         415,016           813,016            533,936         1,761,815
    Investors Trust Series                         127,071           131,695            218,371           293,349
    New Discovery Series                           944,933           585,950            885,535         1,021,721
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 1,166,261         1,127,267          1,146,238           923,474
    VC MidCap Value Portfolio                    1,942,840         1,514,007          2,770,317         2,004,776
    VC International Portfolio                     117,992            43,114            506,173           510,816
Alger American Fund
    Growth Portfolio                             1,181,040           322,792            570,726           809,279
    MidCap Growth Portfolio                      1,687,635           235,456            461,087           345,116
    Leveraged AllCap Portfolio                   1,607,690           957,498          1,362,990           805,303
    Small Capitalization Portfolio               1,105,067           160,721            291,352            84,974
Berger IPT Funds
    Large Cap Growth Fund                            6,061             7,627              1,572                 6
    Small Company Growth Fund                            -               134                592               442
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio               56,645               546                296               145
    Social MidCap Growth Portfolio                   5,335                26                  -                 -
    Social Equity Growth Portfolio                   5,221                 9                  -                 -
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                 56,378             6,143              9,955                58
    Utilities Fund                                 198,013            25,923             16,232                 -
    Financial Services Fund                        558,097           310,688            258,278            67,901
    Health Sciences Fund                           532,276           181,479            192,724            72,302
LEVCO Series Trust
    Equity Value Fund                               24,761            28,762              4,722                20
J.P. Morgan Series Trust II
    Bond Portfolio                                 316,619            15,545             20,899               295
    Small Company Portfolio                         61,531               295              3,722                 -
Rydex Variable Trust
    Nova Fund                                      139,496               829              2,500                 -
    OTC Fund                                        51,276               538              2,526                 -
    U.S. Government Money Market Fund           28,155,070        19,632,692          1,281,208                 -
    Ursa Fund                                      171,026           112,653                  -                 -
    Arktos Fund                                     60,688            23,521                  -                 -
Van Eck Worldwide Insurance
 Trust
    Worldwide Hard Assets Fund                   8,394,947         8,266,318             94,591            46,727
    Worldwide Emerging Markets Fund             35,111,880        35,663,625         64,995,819        64,374,747
    Levin MidCap Value Fund                            376             2,315              1,848                 1
    Worldwide Bond Fund                             45,666               205                  -                 -
    Worldwide Real Estate Fund                     158,616             8,287                  -                 -
Janus Aspen Series
    Growth and Income Portfolio                     28,753             4,138                  -                 -
PIMCO Variable Insurance Trust
    Total Return Portfolio                       1,280,277           101,501                  -                 -
    Low Duration Portfolio                         124,301               947                  -                 -
    High Yield Portfolio                         2,415,608           128,877                  -                 -
    Real Return Portfolio                          433,063            56,713                  -                 -
                                          -----------------  ----------------  -----------------  ----------------
                                              $214,863,610      $208,741,766       $358,309,349      $373,490,221
                                          -----------------  ----------------  -----------------  ----------------


     Purchases and sales in investment shares for the years ended December 31, 2003 and 2002, were as follows:

                                                              2003                              2002
                                               --------------------------------  --------------------------------
Portfolio                                           Purchases          Sales          Purchases          Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                         76,325,453       80,235,562      175,705,737      178,500,290
    High Income Portfolio                             307,877          151,832          120,420          173,175
    Equity-Income Portfolio                            97,538          172,375          142,955          272,312
    Growth Portfolio                                   98,191          198,842          115,975          305,606
    Overseas Portfolio                              1,157,866        1,178,070        2,269,459        2,307,823
    Midcap Portfolio                                   69,772           59,317          130,138           72,508
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                            58,866           97,866           70,660          119,664
    Investment Grade Bond Portfolio                   269,557          331,517          320,781          213,325
    Index 500 Portfolio                                26,021           45,528           25,166           59,503
    Contrafund Portfolio                              109,759          162,185          106,947          214,303
    Asset Manager: Growth Portfolio                    32,069           63,646           31,271           88,079
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                 67,458           51,511           55,199           54,389
    Growth & Income Portfolio                          76,574          115,335           69,349          126,870
    Growth Opportunities Portfolio                     28,638           49,637           18,740           56,326
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                                 97,453           47,759           66,958           59,710
    Capital Appreciation Portfolio                     40,209           85,187           49,859          109,661
    International Portfolio                         2,453,838        2,384,700        8,371,844        8,414,594
    Value Portfolio                                   195,130          140,701          340,673          277,414
    Income and Growth Portfolio                        36,855           47,171           49,741           74,644
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                    17,280           40,759           26,426           36,624
    Emerging Growth Series                             30,471           61,865           36,547          120,916
    Investors Trust Series                              8,796            9,767           14,641           19,501
    New Discovery Series                               75,521           49,828           70,150           80,782
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                       55,250           56,480           54,832           45,532
    VC MidCap Value Portfolio                         134,151          107,213          185,042          145,062
    VC International Portfolio                         18,319            6,993           86,145           86,374
Alger American Fund
    Growth Portfolio                                   39,285           11,743           19,013           25,070
    MidCap Growth Portfolio                           101,779           15,414           30,854           22,673
    Leveraged AllCap Portfolio                         61,892           40,056           54,297           33,913
    Small Capitalization Portfolio                     69,654           10,622           20,047            6,441
Berger IPT Funds
    Large Cap Growth Fund                                  16              144              128                1
    Small Company Growth Fund                               -               20               80               60
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                   4,308               45               26               13
    Social MidCap Portfolio                               230                1                -                -
    Social Equity Portfolio                               342                1                -                -
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                     5,240              612            1,051                7
    Utilities Fund                                     16,236            2,120            1,522                -
    Financial Services Fund                            46,223           25,982           23,232            6,492
    Health Sciences Fund                               33,415           11,473           12,870            4,985
LEVCO Series Trust
    Equity Value Fund                                   3,169            3,519              547                2
J.P. Morgan Series Trust II
    Bond Portfolio                                     26,005            1,288            1,695               23
    Small Company Portfolio                             4,649               24              355                -
Rydex Variable Trust
    Nova Fund                                          24,680              131              464                -
    OTC Fund                                            4,433               44              263                -
    U.S. Government Money Market Fund              28,155,070       19,632,692        1,281,208                -
    Ursa Fund                                          24,823           17,533                -                -
    Arktos Fund                                         2,201              848                -                -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                        737,185          716,380            8,914            4,985
    Worldwide Emerging Markets Fund                 4,200,548        4,210,298        8,249,845        8,233,080
    Levin MidCap Value Fund                                54              318              265                1
    Worldwide Bond Fund                                 3,673               16                -                -
    Worldwide Real Estate Fund                         12,848              680                -                -
Janus Aspen Series
    Growth and Income Portfolio                         2,253              309                -                -
PIMCO Variable Insurance Trust
    Total Return Portfolio                            123,613            9,764                -                -
    Low Duration Portfolio                             12,100               92                -                -
    High Yield Portfolio                              300,990           16,665                -                -
    Real Return Portfolio                              35,079            4,663                -                -
                                               ---------------  ---------------  ---------------  ---------------
                                                  115,940,905      110,685,143      198,244,333      200,372,733
                                               ---------------  ---------------  ---------------  ---------------

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


4.   Summary of Changes from Unit Transactions

     Transactions in units for the years ended December 31, 2003 and 2002, were as follows:


                                                                  2003                            2002
                                                    ------------------------------  -----------------------------
Portfolio                                                Purchases         Sales         Purchases        Sales

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                              7,136,271       7,434,349      15,647,106     15,819,000
    High Income Portfolio                                 139,909          75,775          30,907         93,274
    Equity-Income Portfolio                                92,583         151,958         102,568        243,030
    Growth Portfolio                                      144,811         264,862         167,735        404,290
    Overseas Portfolio                                  1,514,884       1,533,411       2,658,853      2,696,464
    Midcap Portfolio                                      141,130         117,104         262,352        142,405
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                                40,492          75,414          44,172         94,704
    Investment Grade Bond Portfolio                       203,426         261,734         255,626        174,632
    Index 500 Portfolio                                   161,789         222,596         121,972        288,767
    Contrafund Portfolio                                  127,924         144,608          95,962        186,460
    Asset Manager: Growth Portfolio                        17,961          41,588          15,905         59,290
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                                     65,752          50,793          52,380         55,252
    Growth & Income Portfolio                              66,331          98,757          58,924        107,363
    Growth Opportunities Portfolio                         37,511          65,565          22,539         74,228
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                                     49,782          22,921          33,301         29,274
    Capital Appreciation Portfolio                         26,202          46,996          25,687         56,300
    International Portfolio                             1,520,787       1,474,270       4,841,126      4,862,926
    Value Portfolio                                       102,727          58,961         137,501        119,601
    Income and Growth Portfolio                            19,427          25,339          28,080         41,669
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                                        22,312          53,242          34,840         46,995
    Emerging Growth Series                                 49,924          93,331          57,652        183,732
    Investors Trust Series                                 14,287          15,462          24,869         32,327
    New Discovery Series                                   75,426          36,596          54,184         59,298
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                           97,503          90,898          91,903         72,764
    VC MidCap Value Portfolio                             101,982          96,270         170,962        129,793
    VC International Portfolio                             49,990           8,141         154,483        154,518
Alger American Fund
    Growth Portfolio                                      186,414          59,026          95,098        126,976
    MidCap Growth Portfolio                               218,233          31,027          67,561         47,912
    Leveraged AllCap Portfolio                            283,673         192,682         275,125        167,904
    Small Capitalization Portfolio                        177,363          25,446          58,684         18,725
Berger IPT Funds
    Large Cap Growth Fund                                     408             594             187              -
    Small Company Growth Fund                                   -              24              97             73
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio                       6,606              42              41             21
    Social MidCap Growth Portfolio                            546               2               -              -
    Social Equity Growth Portfolio                            521               -               -              -
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                         6,683             783           1,313              -
    Utilities Fund                                         21,267           2,742           1,999              -
    Financial Services Fund                                57,759          32,236          29,032          8,036
    Health Sciences Fund                                   57,392          19,120          21,895          8,465
LEVCO Series Trust
    Equity Value Fund                                       3,370           3,747             584              -
J.P. Morgan Series Trust II
    Bond Portfolio                                         29,417           1,393           2,007             28
    Small Company Portfolio                                 6,382              15             483              -
Rydex Variable Trust
    Nova Fund                                              18,442               -             345              -
    OTC Fund                                                5,322              23             313              -
    U.S. Government Money Market Fund                   2,862,560       1,988,386         128,887              -
    Ursa Fund                                              16,365          11,526               -              -
    Arktos Fund                                             7,738           2,986               -              -
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                            814,081         790,733          10,708          5,963
    Worldwide Emerging Markets Fund                     3,960,528       3,969,690       7,720,260      7,704,495
    Levin MidCap Value Fund                                    37             219             182              -
    Worldwide Bond Fund                                     3,950               7               -              -
    Worldwide Real Estate Fund                             12,547             722               -              -
Janus Aspen Series
    Growth and Income Portfolio                             2,640             349               -              -
PIMCO Variable Insurance Trust
    Total Return Portfolio                                126,520           9,866               -              -
    Low Duration Portfolio                                 12,433              60               -              -
    High Yield Portfolio                                  226,431          12,407               -              -
    Real Return Portfolio                                  41,366           5,491               -              -
                                                    --------------  --------------  --------------  -------------
                                                       21,188,117      19,722,285      33,606,390     34,316,954
                                                    --------------  --------------  --------------  -------------


Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


5.   Net Assets

     Net assets at December 31, 2003, consisted of the following:


                                                               Accumulated          Net
                                                               Net Investment    Unrealized
                                               Capital          Income and      Appreciation
                                                Share          Net Realized     (Depreciation)
Portfolio                                   Transactions       Gains (Losses)   of Investments        Total

Fidelity Variable Insurance Products
 Fund I
    Money Market Portfolio                    $  5,754,840       $ 2,260,609         $      -       $  8,015,449
    High Income Portfolio                        4,769,632          (125,230)          (2,853)         4,641,549
    Equity-Income Portfolio                     10,544,435         8,109,634          774,734         19,428,803
    Growth Portfolio                            25,036,017         6,744,781       (6,466,863)        25,313,935
    Overseas Portfolio                           2,298,836           711,731          677,166          3,687,733
    Midcap Portfolio                             4,101,662          (206,408)         968,823          4,864,077
Fidelity Variable Insurance Products
 Fund II
    Asset Manager Portfolio                      2,798,006         3,587,911         (266,267)         6,119,650
    Investment Grade Bond Portfolio              6,158,005         1,668,323          305,722          8,132,050
    Index 500 Portfolio                         23,771,880         3,038,556       (3,169,869)        23,640,567
    Contrafund Portfolio                        13,770,246         3,609,786          217,186         17,597,218
    Asset Manager: Growth Portfolio              2,908,004           723,454         (390,429)         3,241,029
Fidelity Variable Insurance Products
 Fund III
    Balanced Portfolio                           3,595,988            24,128           34,766          3,654,882
    Growth & Income Portfolio                    6,742,400           (62,959)        (333,834)         6,345,607
    Growth Opportunities Portfolio               5,153,474          (774,823)        (883,204)         3,495,447
American Century Variable
 Portfolios, Inc.
    Balanced Portfolio                           1,560,955            (1,510)          91,941          1,651,386
    Capital Appreciation Portfolio               3,185,739        (1,049,818)        (235,708)         1,900,213
    International Portfolio                      4,077,582        (1,166,646)         241,485          3,152,421
    Value Portfolio                              4,272,848           279,783          682,921          5,235,552
    Income and Growth Portfolio                  1,985,956          (262,027)         (59,456)         1,664,473
Massachusetts Financial Services
 Variable Insurance Trust
    Research Series                              2,977,852          (584,277)        (458,814)         1,934,761
    Emerging Growth Series                      10,825,004        (4,520,448)      (2,093,772)         4,210,784
    Investors Trust Series                       1,249,311          (210,290)         (78,516)           960,505
    New Discovery Series                         4,696,529          (923,338)          26,826          3,800,017
Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio                 4,522,358          (183,449)         456,386          4,795,295
    VC MidCap Value Portfolio                    5,408,874            69,184          855,676          6,333,734
    VC International Portfolio                     439,827          (174,065)          46,638            312,400
Alger American Fund
    Growth Portfolio                             2,282,451          (495,051)         172,149          1,959,549
    MidCap Growth Portfolio                      2,870,457          (215,344)         317,053          2,972,166
    Leveraged AllCap Portfolio                   3,294,802          (794,516)         311,489          2,811,775
    Small Capitalization Portfolio               1,353,143           (85,661)         143,452          1,410,934
Berger IPT Funds
    Large Cap Growth Fund                                -                 -                -                  -
    Small Company Growth Fund                            -                 -                -                  -
Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio               55,715               584            8,731             65,030
    Social MidCap Growth Portfolio                   5,321               (12)             215              5,524
    Social Equity Growth Portfolio                   5,220                (7)             193              5,406
INVESCO Variable Investment
 Funds, Inc.
    Technology Fund                                 60,556               476            6,301             67,333
    Utilities Fund                                 186,941             2,848           12,885            202,674
    Financial Services Fund                        439,434            17,273           44,023            500,730
    Health Sciences Fund                           474,849             8,281           40,912            524,042
LEVCO Series Trust
    Equity Value Fund                                  742               774              428              1,944
J.P. Morgan Series Trust II
    Bond Portfolio                                 321,316                56            4,267            325,639
    Small Company Portfolio                         65,197              (207)           5,034             70,024
Rydex Variable Trust
    Nova Fund                                      141,988              (702)          39,052            180,338
    OTC Fund                                        53,532              (199)           7,896             61,229
    U.S. Government Money Market Fund            9,873,587           (70,001)              (1)         9,803,585
    Ursa Fund                                       58,821           (13,811)          (2,874)            42,136
    Arktos Fund                                     37,239            (3,002)          (1,642)            32,595
Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund                     179,708           138,175           49,907            367,790
    Worldwide Emerging Markets Fund                 83,908           (11,679)          13,002             85,231
    Levin MidCap Value Fund                              -                 -                -                  -
    Worldwide Bond Fund                             45,585              (110)           3,195             48,670
    Worldwide Real Estate Fund                     150,777               561            9,772            161,110
Janus Aspen Series
    Growth and Income Portfolio                     24,722               450            2,328             27,500
PIMCO Variable Insurance Trust
    Total Return Portfolio                       1,169,522             8,356            1,594          1,179,472
    Low Duration Portfolio                         123,313                34              (30)           123,317
    High Yield Portfolio                         2,267,745            16,137           44,739          2,328,621
    Real Return Portfolio                          369,538             5,778              622            375,938
                                           ----------------   ---------------  ---------------   ----------------
                                              $188,602,389       $19,092,073      $(7,824,623)      $199,869,839
                                           ----------------   ---------------  ---------------   ----------------

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------


6.   Financial Highlights

     The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options. Investment options no longer available were excluded from the table.

                                                  December 31                                Year Ended December 31
                                  --------------------------------------------  ----------------------------------------------------
                                               Unit Fair Value                   Investment    Expense Ratio        Total Return
                                                  Lowest to                        Income        Lowest to            Lowest to
                                    Units          Highest        Net Assets       Ratio*        Highest**           Highest***
                                  ----------- ------------------ -------------  ------------- ----------------  --------------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
          2003                         620,731  $9.85 to 13.39     $8,015,449          1.18%       1.40%           -1.07% to 0.04%
          2002                         918,789  9.95 to 13.53     $11,925,557          1.76%       1.40%           -0.50% to 0.50%
          2001                       1,090,683      13.50         $14,720,110          4.53%       1.40%                2.74%
          2000                         854,558     13.14          $11,227,632          5.32%       1.40%                4.78%
          1999                       1,259,530      12.54         $15,789,032          4.98%       1.40%                3.72%

    High Income Portfolio
          2003                       353,664   12.57 to 13.18      $4,641,549          6.54%       1.40%          24.18% to 25.56%
          2002                       289,528   10.12 to 10.50      $3,040,364         11.22%       1.40%           1.20% to 2.20%
          2001                       351,995        10.30          $3,624,840         13.53%       1.40%               -12.95%
          2000                       378,755        11.83          $4,481,899          8.02%       1.40%               -23.58%
          1999                       457,402        15.48          $7,080,699          9.08%       1.40%                6.61%

    Equity-Income Portfolio
          2003                       809,226   10.45 to 24.73     $19,428,803         -1.03%       1.40%          26.63% to 28.80%
          2002                       868,601    8.28 to 19.24     $16,582,653          1.82%       1.40%         -18.13% to -16.40%
          2001                     1,009,270        23.50         $23,717,964          1.74%       1.40%               -6.30%
          2000                     1,089,815        25.08         $27,330,870          1.73%       1.40%                6.91%
          1999                     1,292,017        23.46         $30,310,122          1.42%       1.40%                4.83%

    Growth Portfolio
          2003                     1,173,818    8.97 to 21.92     $25,313,935          0.27%       1.40%          29.08% to 31.29%
          2002                     1,293,869    7.00 to 16.73     $21,476,304          0.26%       1.40%         -31.10% to -29.40%
          2001                     1,530,764        24.28         $37,169,639          0.08%       1.40%               -18.82%
          2000                     1,792,936        29.91         $53,620,470          0.11%       1.40%               -12.21%
          1999                     1,444,405        34.07         $49,214,344          0.13%       1.40%               35.52%

    Overseas Portfolio
          2003                       249,161   11.55 to 14.91      $3,687,733          0.77%       1.40%           10.14 to 41.69%
          2002                       267,689    8.26 to 10.55      $2,819,410          0.84%       1.40%         -21.39% to -16.60%
          2001                       305,263        13.42          $4,096,695          5.50%       1.40%               -22.29%
          2000                       346,900        17.27          $5,989,762          1.42%       1.40%               -20.23%
          1999                       293,703        21.65          $6,358,194          1.28%       1.40%               40.58%

    Midcap Portfolio
          2003                       418,199   11.59 to 12.33      $4,864,077          0.36%       1.40%          34.64% to 36.95%
          2002                       394,174    8.48 to 9.00       $3,343,861          0.82%       1.40%         -11.08% to -10.00%
          2001                       274,080        9.54           $2,613,794          0.00%       1.40%               -4.54%
          2000                       123,097        9.99           $1,230,175          0.76%       1.40%               -0.10%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
          2003                       357,542   10.31 to 17.53      $6,119,650          3.69%       1.40%          15.28% to 16.67%
          2002                       392,463    8.99 to 15.07      $5,895,389          4.06%       1.40%          -10.10% to -9.60%
          2001                       443,064        16.75          $7,420,666          4.30%       1.40%               -5.43%
          2000                       523,744        17.71          $9,276,571          3.43%       1.40%               -5.29%
          1999                       603,487        18.70         $11,284,126          3.09%       1.40%                9.55%

    Investment Grade Bond Portfolio
          2003                       502,957   10.99 to 16.72      $8,132,050          5.76%       1.40%           2.81% to 3.95%
          2002                       561,266   10.69 to 16.12      $9,016,171          3.38%       1.40%           6.90% to 8.80%
          2001                       480,240        14.82          $7,115,071          4.40%       1.40%                6.97%
          2000                       340,769        13.85          $4,721,249          6.75%       1.40%                9.66%
          1999                       426,095        12.63          $5,383,130          3.86%       1.40%               -2.47%

    Index 500 Portfolio
          2003                     1,015,223    9.65 to 24.51     $23,640,567          1.45%       1.40%          24.75% to 26.88%
          2002                     1,076,030    7.82 to 19.36     $20,680,848          1.37%       1.40%         -23.34% to -21.40%
          2001                     1,242,879        25.25         $31,388,343          1.20%       1.40%               -13.33%
          2000                     1,414,775        29.14         $41,228,375          1.05%       1.40%               -10.59%
          1999                     1,332,497        32.59         $43,422,060          0.73%       1.40%               18.85%

    Contrafund Portfolio
          2003                       747,175   11.16 to 24.56     $17,597,218          0.45%       1.40%          24.85% to 26.99%
          2002                       763,960    8.93 to 19.39     $14,723,127          0.88%       1.40%          -10.70% to -9.80%
          2001                       854,454        21.69         $18,536,195          0.80%       1.40%               -13.47%
          2000                       934,830        25.07         $23,439,413          0.34%       1.40%               -7.93%
          1999                       809,424        27.23         $22,043,087          0.37%       1.40%               22.49%

    Asset Manager: Growth Portfolio
          2003                       187,114   10.04 to 17.59      $3,241,029          2.96%       1.40%          20.53% to 21.86%
          2002                       210,741    8.33 to 14.46      $3,042,084          3.00%       1.40%         -16.72% to -16.30%
          2001                       254,141        17.36          $4,412,417          3.01%       1.40%               -8.72%
          2000                       299,570        19.02          $5,696,438          2.22%       1.40%               -13.66%
          1999                       308,652        22.03          $6,800,541          2.07%       1.40%               13.62%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
          2003                       437,160    8.28 to 10.59      $3,654,882          2.64%       1.40%          -26.60% to 16.30%
          2002                       267,058    9.02 to 11.29      $3,009,183          3.01%       1.40%          -9.97% to -8.90%
          2001                       269,866        12.54          $3,384,321          3.66%       1.40%               -2.94%
          2000                       275,343        12.92          $3,558,438          3.11%       1.40%               -5.69%
          1999                       266,510        13.70          $3,650,118          1.74%       1.40%                3.09%

    Growth & Income Portfolio
          2003                       285,527   10.04 to 23.07      $6,345,607          1.19%       1.40%          20.94% to 93.01%
          2002                       473,096    8.30 to 11.95      $5,619,040          1.39%       1.40%         -17.81% to -16.20%
          2001                       521,679        14.54          $7,584,540          1.36%       1.40%               -10.03%
          2000                       557,245        16.16          $9,004,885          1.11%       1.40%               -4.94%
          1999                       533,307        17.00          $9,068,414          0.46%       1.40%                7.59%

    Growth Opportunities Portfolio
          2003                       331,283   10.02 to 10.56      $3,495,447          0.78%       1.40%          26.78% to 28.18%
          2002                       359,336    7.91 to 8.25       $2,962,205          1.10%       1.40%         -22.90% to -20.10%
          2001                       410,847        10.70          $4,396,210          0.39%       1.40%               -15.61%
          2000                       483,155        12.68          $6,127,285          1.37%       1.40%               -18.25%
          1999                       499,339        15.51          $7,743,927          0.81%       1.40%                2.85%

   American Century Variable
    Portfolios, Inc.
    Balanced Portfolio
          2003                       127,057   10.48 to 13.54      $1,651,386          2.21%       1.40%          16.34% to 18.33%
          2002                       100,196    8.99 to 11.50      $1,134,803          2.59%       1.40%         -10.80% to -10.00%
          2001                        96,137        12.89          $1,239,385          2.43%       1.40%               -4.93%
          2000                        77,654        13.56          $1,052,664          2.30%       1.40%               -3.97%
          1999                        60,982        14.12            $861,226          1.65%       1.40%                8.53%

    Capital Appreciation Portfolio
          2003                       154,400    9.11 to 12.50      $1,900,213          0.00%       1.40%          17.33% to 19.34%
          2002                       175,195    7.89 to 10.52      $1,843,106          0.00%       1.40%         -22.32% to -20.30%
          2001                       205,838        13.54          $2,787,480          0.00%       1.40%               -29.06%
          2000                       219,731        19.09          $4,195,597          0.00%       1.40%                7.49%
          1999                        56,765        17.76          $1,008,162          0.00%       1.40%               62.19%

    International Portfolio
          2003                       282,763    9.93 to 11.43      $3,152,421          0.61%       1.40%          21.11% to 23.19%
          2002                       236,246    8.38 to 9.31       $2,194,937          0.91%       1.40%         -21.46% to -15.80%
          2001                       257,976        11.85          $3,058,129          0.09%       1.40%               -30.19%
          2000                       280,155        16.98          $4,755,934          0.11%       1.40%               -17.97%
          1999                       137,562        20.70          $2,847,535          0.00%       1.40%               61.72%

    Value Portfolio
          2003                       318,778   10.89 to 17.58      $5,235,552         -4.32%       1.40%          25.76% to 27.59%
          2002                       275,011    8.72 to 13.83      $3,780,653          0.93%       1.40%         -13.83% to -11.70%
          2001                       257,059        16.05          $4,125,516          0.86%       1.40%               11.22%
          2000                       151,155        14.43          $2,180,858          1.08%       1.40%               16.46%
          1999                       140,385        12.39          $1,738,787          1.00%       1.40%               -2.13%

    Income and Growth Portfolio
          2003                       149,200   10.07 to 11.21      $1,664,473          1.24%       1.40%          26.13% to 27.97%
          2002                       155,113    7.95 to 8.79       $1,360,528          1.12%       1.40%         -20.48% to -19.50%
          2001                       168,659        11.05          $1,864,235          0.87%       1.40%               -9.62%
          2000                       167,671        12.23          $2,051,090          0.51%       1.40%               -11.89%
          1999                        84,497        13.88          $1,172,804          0.01%       1.40%               16.35%

   Massachusetts Financial Services
    Variable Insurance Trust
    Research Series
          2003                       201,579    9.36 to 9.60       $1,934,761          0.61%       1.40%          21.85% to 23.19%
          2002                       232,509    7.68 to 7.81       $1,815,487          0.27%       1.40%         -25.60% to -22.40%
          2001                       243,679        10.50          $2,557,926          0.01%       1.40%               -22.36%
          2000                       216,734        13.52          $2,930,830          5.71%       1.40%               -6.18%
          1999                       106,941        14.41          $1,541,364          0.08%       1.40%               22.33%

    Emerging Growth Series
          2003                       442,493    8.81 to 9.54       $4,210,784          0.00%       1.40%          27.30% to 28.71%
          2002                       485,900    6.92 to 7.43       $3,607,932          0.00%       1.40%         -34.70% to -30.10%
          2001                       612,055        11.38          $6,963,943          0.00%       1.40%               -34.42%
          2000                       627,082        17.35         $10,880,096          6.39%       1.40%               -20.74%
          1999                       168,739        21.89          $3,693,666          0.00%       1.40%               74.28%

    Investors Trust Series
          2003                       103,106    9.30 to 9.67         $960,505          0.61%       1.40%          19.37% to 20.68%
          2002                       104,280        7.72             $805,128          0.54%       1.40%               -22.08%
          2001                       111,749        9.91           $1,107,132          0.62%       1.40%               -17.16%
          2000                        87,928        11.96          $1,051,267          1.08%       1.40%               -1.48%
          1999                        55,568        12.14            $674,806          3.25%       1.40%                5.20%

    New Discovery Series
          2003                       230,657    9.06 to 17.74      $3,800,017          0.00%       1.40%          30.73% to 32.17%
          2002                       191,827    6.97 to 13.45      $2,575,428          0.00%       1.40%         -32.61% to -30.30%
          2001                       196,868        19.96          $3,929,335          0.00%       1.40%               -6.38%
          2000                       181,758        21.32          $3,874,269          1.34%       1.40%               -3.35%
          1999                        22,847        22.06            $503,926          3.05%       1.40%               70.88%

   Lord Abbett Series Fund, Inc.
    VC Growth & Income Portfolio
          2003                       338,512   10.42 to 14.47      $4,795,295          0.65%       1.40%          29.12% to 30.55%
          2002                       331,907    8.11 to 11.20      $3,705,477          0.54%       1.40%         -19.21% to -18.00%
          2001                       312,567        13.86          $4,333,042          0.62%       1.40%               -8.01%
          2000                       177,087        15.07          $2,668,710          1.08%       1.40%               14.25%
          1999                        81,150        13.19          $1,070,711          3.25%       1.40%               22.93%

    VC Mid-Cap Value Portfolio
          2003                       367,886   11.15 to 18.00      $6,333,734          1.61%       1.40%          22.18% to 24.28%
          2002                       327,453    9.10 to 14.64      $4,778,242          0.57%       1.40%          -11.02% to -7.80%
          2001                       286,189        16.45          $4,708,859          0.43%       1.40%                6.57%
          2000                       122,941        15.44          $1,898,823          1.48%       1.40%               50.19%
          1999                         2,846        10.28             $29,249          0.94%       1.40%                2.80%

    VC International Portfolio
          2003                        38,428    7.41 to 12.02        $312,400          1.71%       1.40%          38.96% to 41.34%
          2002                        31,302    8.54 to 9.16         $166,638          0.96%       1.40%         -18.90% to -14.60%
          2001                        31,399        6.56             $205,975          0.18%       1.40%               -27.59%
          2000                        26,139        9.06             $236,731          5.15%       1.40%               -29.60%
          1999                           818        12.87             $10,528          0.44%       1.40%               28.70%

   Alger American Fund
    Growth Portfolio
          2003                       290,474    6.21 to 9.31       $1,959,549          0.00%       1.40%          32.42% to 33.88%
          2002                       163,085    4.66 to 6.96         $771,430          0.03%       1.40%         -33.91% to -30.40%
          2001                       194,922        7.05           $1,374,366          0.37%       1.40%               -13.06%
          2000                        21,814        8.11             $176,907          0.00%       1.40%               -18.90%

    MidCap Growth Portfolio
          2003                       354,611    8.11 to 10.66      $2,972,166          0.00%       1.40%          44.80% to 46.40%
          2002                       167,404    5.56 to 7.28         $935,814          0.00%       1.40%         -30.56% to -27.20%
          2001                       147,826        8.01           $1,183,607          0.00%       1.40%               -7.86%
          2000                        28,748        8.69             $249,753          0.00%       1.40%               -13.10%

    Leveraged AllCap Portfolio
          2003                       491,299    5.39 to 9.15       $2,811,775          0.00%       1.40%          31.53% to 33.45%
          2002                       400,307    4.05 to 6.85       $1,631,790          0.01%       1.40%         -34.90% to -31.50%
          2001                       293,506        6.22           $1,826,061          0.00%       1.40%               -17.16%
          2000                        56,253        7.51             $422,236          0.00%       1.40%               -24.90%

    Small Capitalization Portfolio
          2003                       217,497    5.64 to 10.62      $1,410,934          0.00%       1.40%          38.63% to 41.00%
          2002                        65,579    4.02 to 7.53         $270,449          0.00%       1.40%         -27.23% to -24.70%
          2001                        25,597        5.52             $141,402          0.05%       1.40%               -30.51%
          2000                         1,874        7.95              $14,901          0.00%       1.40%               -20.50%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
          2003                         6,583    9.73 to 9.90          $65,030          2.42%       1.40%          36.75% to 38.26%
          2002                            20        7.15                 $146          6.85%       1.40%               -28.50%

    Social MidCap Growth Portfolio
          2003                           545    9.33 to 10.20          $5,524          0.00%       1.40%          29.01% to 30.43%

    Social Equity Growth Portfolio
          2003                           521   10.34 to 10.38          $5,406          0.04%       1.40%          20.72% to 21.02%

   INVESCO Variable Investment
    Funds, Inc.
    Technology Fund
          2003                         7,213    9.24 to 9.41          $67,333          0.00%       1.40%          42.35% to 43.92%
          2002                         1,314    6.49 to 6.54           $8,530          0.00%       1.40%         -35.10% to -34.60%

    Utilities Fund
          2003                        20,520    9.83 to 9.93         $202,674          1.85%       1.40%          15.67% to 16.36%
          2002                         1,995        8.50              $16,989          1.05%       1.40%               -15.00%

    Financial Services Fund
          2003                        46,512   10.68 to 11.01        $500,730          0.52%       1.40%          26.95% to 28.36%
          2002                        20,988    8.36 to 8.57         $175,773          1.31%       1.40%         -16.40% to -14.30%

    Health Sciences Fund
          2003                        51,706    9.75 to 10.24        $524,042          0.00%       1.40%          25.19% to 26.58%
          2002                        13,434    7.79 to 8.13         $108,413          0.00%       1.40%         -22.10% to -18.70%

   LEVCO Series Trust
    Equity Value Fund
          2003                           208        $9.35              $1,944          1.79%       1.40%               25.54%
          2002                           585    7.36 to 7.40           $4,305          0.00%       1.40%         -26.40% to -26.00%

   J.P. Morgan Series Trust II
    Bond Portfolio
          2003                        30,003   10.68 to 10.89        $325,639          0.41%       1.40%           1.61% to 2.74%
          2002                         1,978   10.55 to 10.60         $20,971          0.00%       1.40%           5.50% to 6.00%

    Small Company Portfolio
          2003                         6,850    9.83 to 10.27         $70,024          0.00%       1.40%          32.43% to 34.69%
          2002                           483        7.59               $3,671          0.00%       1.40%               -24.10%

   Rydex Variable Trust
    Nova Fund
          2003                        18,786    9.50 to 9.60         $180,338          0.00%       1.40%          37.05% to 37.88%
          2002                           345        6.97               $2,402          0.00%       1.40%               -30.30%

    OTC Fund
          2003                         5,611   10.81 to 10.97         $61,229          0.00%       1.40%          42.83% to 44.04%
          2002                           313    7.59 to 7.61           $2,383          0.00%       1.40%         -23.80% to -24.10%

    U.S. Gov't Money Market Fund
          2003                     1,003,060    9.69 to 9.88       $9,803,585          0.00%       1.40%          -0.93% to -2.02%
          2002                       128,887    9.89 to 9.93       $1,281,208          0.04%       1.40%          -0.70% to -1.10%

    Ursa Fund
          2003                         4,840    8.66 to 8.74          $42,136          0.00%       1.40%         -24.75% to -24.37%

    Arktos Fund
          2003                         4,752    6.83 to 6.89          $32,595          0.19%       1.40%         -38.27% to -37.96%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
          2003                        28,092   11.00 to 13.52        $367,790          0.11%       1.40%          42.14% to 43.71%
          2002                         4,743    8.53 to 9.41          $40,460          0.00%       1.40%          -14.70% to -5.90%

    Worldwide Emerging Markets Fund
          2003                         6,647   12.71 to 12.86         $85,231          0.83%       1.40%          51.07% to 52.73%
          2002                        15,809    8.39 to 8.41         $132,276          0.00%       1.40%         -16.30% to -15.90%

    Worldwide Bond Fund
          2003                         3,943   12.20 to 12.37         $48,670          0.00%       1.40%          15.77% to 17.05%

    Worldwide Real Estate Fund
          2003                        11,826   13.50 to 13.67        $161,110          0.00%       1.40%          31.77% to 33.23%

   Janus Aspen Series
    Growth and Income Portfolio
          2003                         2,291   11.96 to 12.03         $27,500          0.52%       1.40%          19.57% to 20.36%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
          2003                       116,653   10.06 to 10.13      $1,179,472          3.59%       1.40%           0.58% to 1.32%

    Low Duration Portfolio
          2003                        12,373    9.92 to 10.00        $123,317          0.67%       1.40%          -0.76% to -0.03%

    High Yield Portfolio
          2003                       214,024   10.82 to 10.90      $2,328,621          1.93%       1.40%           8.22% to 9.01%

    Real Return Portfolio
          2003                        35,875   10.46 to 10.50        $375,938          2.62%       1.40%           4.32% to 5.09%



* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.

** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

                                     Part C
                                OTHER INFORMATION

Item 24.

 (a)  Financial Statements

     All required Financial statements are included in Parts A or B of this Registration Statement.

 (b)  Exhibits:

     (1) Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (4)

     (2) Not Applicable

     (3) (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (7)

         (b)  Registered Representative Contract  (4)

     (4) (a) Form Flexible Premium Deferred Variable Annuity Contract (10) (b) Form of Premium Bonus Rider (10) (c) Form of Annuitization Bonus Rider
         (11) (d) Form of Waiver of Surrender Charge for Nursing Home Confinement Rider (11)

     (5)  (a)    Form of Application for Flexible Premium Deferred Variable
                 Annuity Contract (10)

     (6)  (a)    Articles of Incorporation of Midland National Life Insurance
                 Company (4)

          (b)    By-laws of Midland National Life Insurance Company  (4)

     (7) Form of Reinsurance Agreement for contracts issued under this Registration Statement. (9)

     (8) (a)  Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and
              VIP II (4)

         (b)  Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products
              Fund, and Variable Products Fund II  (3)

         (c)  Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III (4)

         (d)  Form of Participation Agreement between Midland National Life Insurance Company and American Century
              Investment Services Inc. (4)

         (e)  Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial
              Variable Insurance Trusts (5)

         (f)  Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series
              Funds, Inc. (5)

         (g)  Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management,
              Inc.  (6)

         (h)  Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (2)

         (i)  Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products
              Fund III.  (6)

         (j)  Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates
              Corporation (7)

         (k)  Form of Participation Agreement between Midland National Life Insurance Company and INVESCO Funds Group,
              Inc. (7)

         (l)  Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment
              Management Company LLC         (8)

         (m)  Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (9)

         (n)  Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment
              Management, Inc. (9)

         (o)  Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management
              Company, Inc. (9)

         (p)  Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital Management
              LLC (9)


         (q)  Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.(9)

         (r)  Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors (12)

(9)  Opinion and Consent of Counsel - Stephen P. Horvat Jr.(12)

(10)     (a) Consent of Counsel (12)

         (b)  Consent of Independent Auditors (12)


(11) Not Applicable

(12) Not Applicable


(13) Performance Data Calculations (9)

(14) Power of Attorney (12)


(1) Incorporated herein by reference to Post-Effective Amendment No. 2 on April 30, 1995 for Form N-4 (File No. 33-64016.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 on August 31, 1999 for Form S-6 (File No. 333-80975).

(3) Incorporated herein by reference to Pre-Effective Amendment No. 2 on April 23, 1997 for Form S-6 (File No. 333-14061).

(4) Incorporated herein by reference to Post-Effective Amendment No. 6 on April 30, 1998 for Form N-4 (File number 33-64016).

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 on April 30, 1999 for Form N-4 (File number 33-64016).

(6) Incorporated herein by reference to Post-Effective Amendment No. 6 on February 15, 2001 for Form S-6 (File No. 333-14061).

(7) Incorporated herein by reference to Post-Effective Amendment No. 1 on April 22, 2002 for Form N-4 (File 333-71800).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 on April 29, 2003 for Form N-6 (File 333-14061)

(9) Incorporated herein by reference to Post-Effective Amendment No. 5 on April 28, 2003 for Form N-4 (File 333-71800).

(10) Incorporated herein by reference to Initial Filing on September 2, 2003 for Form N-4 (333-108437).

(11) Incorporated herein by reference to Pre-Effective Amendment to this registration statement on November 25, 2003

(12) Filed herewith.



Item 25. Directors and Officers of the Depositor
------------------------------------------------------------------ ---------------------------------------------------
Name and Principal Business Address*                               Position and Offices with Depositor
------------------------------------------------------------------ ---------------------------------------------------
Michael Masterson***                                               Chairman and Chief Executive Officer
------------------------------------------------------------------ ---------------------------------------------------
Steven C. Palmitier...........................................     President and Chief Operating Officer -- Director
------------------------------------------------------------------ ---------------------------------------------------

Stephen P. Horvat, Jr***......................................     Senior Vice President, Secretary and General
                                                                   Counsel - Director

------------------------------------------------------------------ ---------------------------------------------------

Donald J. Iverson.............................................     Senor Vice President and Corporate Actuary -
                                                                   Director

------------------------------------------------------------------ ---------------------------------------------------
Robert W. Korba...............................................     Member of the Board of Directors
------------------------------------------------------------------ ---------------------------------------------------
Jon P. Newsome**..............................................     Executive Vice President, Annuity Division
------------------------------------------------------------------ ---------------------------------------------------

Thomas M. Meyer...............................................     Senior Vice President and Chief Financial
                                                                   Officer, Director

------------------------------------------------------------------ ---------------------------------------------------
Gary J. Gaspar***.............................................     Senior Vice President and Chief Information
                                                                   Officer
------------------------------------------------------------------ ---------------------------------------------------
Gary W. Helder................................................     Vice President, Policy Administration
------------------------------------------------------------------ ---------------------------------------------------
Robert W. Buchanan............................................     Vice President, New Business
------------------------------------------------------------------ ---------------------------------------------------
Timothy A. Reuer..............................................     Vice President, Product Development
------------------------------------------------------------------ ---------------------------------------------------
Esfandyar Dinshaw**...........................................     Senior Vice President, Annuity Division
------------------------------------------------------------------ ---------------------------------------------------
Robert Tekolste**.............................................     Vice President, Annuity Division
------------------------------------------------------------------ ---------------------------------------------------
Meg J. Taylor***..............................................     Vice President and Chief Compliance Officer
------------------------------------------------------------------ ---------------------------------------------------

Roger Arnold..................................................     Vice President and Chief Distribution Officer

------------------------------------------------------------------ ---------------------------------------------------

Helms, Gregory................................................     2nd Vice President, Policy Administration

------------------------------------------------------------------ ---------------------------------------------------

Cindy Reed**..................................................     2nd Vice President, Annuity Division

------------------------------------------------------------------ ---------------------------------------------------

Ron Markaway**................................................     2nd Vice President, Annuity Division

------------------------------------------------------------------ ---------------------------------------------------

Michael Yanacheak**...........................................     Assistant Vice President, Annuity Division

------------------------------------------------------------------ ---------------------------------------------------

Lance Larsen**................................................     Assistant Vice President, Annuity Division

------------------------------------------------------------------ ---------------------------------------------------
*    Unless noted otherwise, the principal business address for each officer and director is One Midland Plaza, Sioux Falls, SD 57193-9991
**   Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266
***  525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.


The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Incorporated (SEI). The Registrant is a segregated asset account of Midland.


Sammons Enterprises, Incorporated is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two.  Other
direct or indirect subsidiaries of Sammons Enterprises, Incorporated are:
  --------------------------------------------------------- ------------------------- ------------------------
                                                                                         Percent Of Voting
  Name                                                      Jurisdiction                 Securities Owned
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Communications, Inc.                              Delaware                           100%

  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Communication of Pennsylvania, Inc.               Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------

  Consolidated Investment Services, Inc. (CISI)             Nevada                             100%

  --------------------------------------------------------- ------------------------- ------------------------

  Richmond Holding Company, LLC                             Delaware                        5% by CISI
                                                                                            95% by SEI

  --------------------------------------------------------- ------------------------- ------------------------

  Sammons Financial Group, Inc. (SFG)                       Delaware                           100%

  --------------------------------------------------------- ------------------------- ------------------------
  Midland National Life Insurance Company                   Iowa                               100%
  --------------------------------------------------------- ------------------------- ------------------------

  Institutional Founders Life Insurance Company - voluntarily dissolved 4/1/2003

  --------------------------------------------------------- ------------------------- ------------------------

  North American Company for Life and Health Insurance
  (NACOLAH)                                                 Illinois                           100%

  --------------------------------------------------------- ------------------------- ------------------------
  North American Company for Life & Health Insurance of                                        100%
  New York                                                  New York
  --------------------------------------------------------- ------------------------- ------------------------

  CHC Holding, Inc. - merged into Clarica Life Insurance    Wisconsin                          100%
  Company - U.S. on 4/1/2004

  --------------------------------------------------------- ------------------------- ------------------------

  Clarica Life Insurance Company - U.S. - merged into       North Dakota                       100%
  Midland National Life Insurance Company on 4/1/2004

  --------------------------------------------------------- ------------------------- ------------------------

  WSLIC Marketing Corp. - merged into Clarica Life          North Dakota                       100%
  Insurance Company - U.S. on 1/1/2004

  --------------------------------------------------------- ------------------------- ------------------------

  CHC Services, Inc. merged into Clarica Life Insurance     Wisconsin                          100%
  Company on 1/1/2004

  --------------------------------------------------------- ------------------------- ------------------------

  Western States Development Corp. - merged into WSLIC      North Dakota                       100%
  Marketing Corp. on 1/1/2004

  --------------------------------------------------------- ------------------------- ------------------------

  NACOLAH Ventures, L.L.C.                                  Delaware                      99% by NACOLAH
                                                                                             1% by SFG

  --------------------------------------------------------- ------------------------- ------------------------
  Parkway Holdings, Inc.                                    Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Parkway Mortgage, Inc.                                    Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  CH Holdings, Inc.                                         Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Corporation                                       Texas                              100%
  --------------------------------------------------------- ------------------------- ------------------------
  Otter, Inc.                                               Oklahoma                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Cathedral Hill Hotel, Inc.                                Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Power Development, Inc.                           Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Gila Bend Power Partners,  L.L.C.                         Delaware                            50%
  --------------------------------------------------------- ------------------------- ------------------------
  Mountain Valley Spring Company                            Arkansas                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Water Lines, Inc.                                         Arkansas                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Distribution Holdings, Inc.                       Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons VSC, Inc.                                         Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Vinson Supply (UK) LTD.                                   United Kingdom                      50%
  --------------------------------------------------------- ------------------------- ------------------------
  Mylon C. Jacobs Supply                                    Oklahoma                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons CTP, Inc.                                         Pennsylvania                       100%
  --------------------------------------------------------- ------------------------- ------------------------
   Sammons VPC, Inc.                                        Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------

  Tie Investors, LLC                                        Texas                               75%

  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Distribution, Inc.                                Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Briggs-Weaver, Inc.                                       Delaware                           100%

  --------------------------------------------------------- ------------------------- ------------------------
  TMIS, Inc.                                                Texas                              100%
  --------------------------------------------------------- ------------------------- ------------------------
  B-W Mex, Inc.                                             Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------

  Abastecedora de Services Industriales y Productos S.A.                               99.9% by Sammons BW,
  de C.V.  (ASPI)                                                                              Inc.
                                                            Mexico                       0.01% TMIS, Inc.

  --------------------------------------------------------- ------------------------- ------------------------
  Sealing Specialists of Texas, Inc.                        Texas                              100%
  --------------------------------------------------------- ------------------------- ------------------------
  Briggs ITD Corp.                                          Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Briggs Equipment Trust                                    Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Briggs Equipment Mexico, Inc.                             Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------

  Montecargas Yale de Mexico S. A. de C.V. (YALESA)                                        99% by Briggs
                                                                                          Equipment Trust
                                                            Mexico                    1% by Briggs Equipment
                                                                                           Mexico, Inc.

  --------------------------------------------------------- ------------------------- ------------------------

  Briggs Equipment S.A. de C.V. (BESA)                                                     99% by Briggs
                                                                                          Equipment Trust
                                                            Mexico                    1% by Briggs Equipment
                                                                                           Mexico, Inc.

  --------------------------------------------------------- ------------------------- ------------------------
  Briggs Construction Equipment, Inc.                       Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Crestpark LP, Inc.                                        Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Crestpark Holding, Inc.                                   Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Venture Properties, Inc.                          Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Realty Corporation                                Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Legacy Venture GP, Inc.                           Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Legacy Venture LP, Inc.                           Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Income Properties, Inc.                           Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Eiger Venture, Inc.                               Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  GBH Venture Co. , Inc.                                    Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Grand Bahama Hotel Co.                                    Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Jack Tar Grand Bahama Limited                             Bahamas                            100%
  --------------------------------------------------------- ------------------------- ------------------------
  The Grove Park Inn Resort, Inc.                           Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Tours, Inc.                                       Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Securities, Inc.                                  Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sammons Securities Company, LLC.                          Delaware                            50%
  --------------------------------------------------------- ------------------------- ------------------------
  Herakles Investments, Inc.                                Delaware                           100%
  --------------------------------------------------------- ------------------------- ------------------------
  Sponsor Investments, LLC.                                 Texas                               75%
  --------------------------------------------------------- ------------------------- ------------------------

  SG Reliant Investors, LLC                                 Delaware                            80%

  --------------------------------------------------------- ------------------------- ------------------------


Item 27. Number of Contract Owners

  As of December 31, 2003, no contracts have been sold.


Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.


Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance policies issued through Midland National Life Separate Account A and North American Separate Account VUL I and flexible premium variable annuity contracts issued through North American Separate Account VAI.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

      ----------------------------------- -------------------------------------
      Name and Principal                  Positions and Offices with
      Business Address*                   Sammons Securities Corporation
      ----------------------------------- -------------------------------------
      Steve Palmitier                     President
      One Midland Plaza,
      Sioux Falls, SD 57193-9991

      ----------------------------------- -------------------------------------
      Jerome S. Rydell                    Chairman

      ----------------------------------- -------------------------------------
      Michael Masterson                   Vice-Chairman
      525 West Van Buren
      Chicago, IL  60607

      ----------------------------------- -------------------------------------
      Michael J. Brooks                   Vice-President

      ----------------------------------- -------------------------------------

      Roger W. Arnold                     Vice President
      One Midland Plaza,
      Sioux Falls, SD 57193-9991


      ----------------------------------- -------------------------------------

      Lisa S. Hoyne                       Vice President
      One Midland Plaza,
      Sioux Falls, SD 57193-9991


      ----------------------------------- -------------------------------------

      Brandon D. Rydell                   Vice President


      ----------------------------------- -------------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-108437) during the Registrant's last fiscal year:

--------------------------- ------------------------ ----------------------- -------------------- --------------------
           (1)                        (2)                     (3)                    (4)                  (5)
                               Net Underwriting
    Name of Principal            Discounts and          Compensation on           Brokerage              Other
       Underwriter                Commissions              Redemption            Commissions         Compensation
--------------------------- ------------------------ ----------------------- -------------------- --------------------
    Sammons Securities                $0                       0                      0                    0
       Company, LLC
--------------------------- ------------------------ ----------------------- -------------------- --------------------

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.


Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Midland National Life Separate Account C certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Ruel 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 28th day of April, 2004.


                                              MIDLAND NATIONAL LIFE
                                              SEPARATE ACCOUNT C (REGISTRANT)

Attest:  /s/                                  By:   /s/*
        -----------------------------------        --------------------------
                                                       MICHAEL M. MASTERSON
                                                      Chairman of the Board

                                              By:  MIDLAND NATIONAL LIFE
                                                   INSURANCE COMPANY (DEPOSITOR)


Attest:  /s/                                  By:   /s/*
        -----------------------------------        --------------------------
                                                       MICHAEL M. MASTERSON
                                                         Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date indicated.

                      Signatures                                        Title

/s/  *                                                    Chairman of the Board of Directors,
--------------------------------------------------          Director, Chief Executive Officer
      MICHAEL M. MASTERSON                                    (Principal Executive Officer)



/s/  *                                                    Senior Vice President, Chief Financial Officer
--------------------------------------------------          (Principal Financial Officer), Director
      THOMAS M. MEYER


/s/  *                                                    Senior Vice President
--------------------------------------------------
      JOHN J. CRAIG, II

/s/  *                                                    President, Chief Operating Officer, Director
---------------------------------------------------
      STEVEN C. PALMITIER

/s/  *                                                    Director, Senior Vice President,
---------------------------------------------------         Corporate Actuary
      DONALD J. IVERSON

/s/  *                                                    Director, Senior Vice President-Legal
---------------------------------------------------
      STEPHEN P. HORVAT, JR.

/s/  *                                                    Director, Chief Executive Officer, President
---------------------------------------------------
      ROBERT W. KORBA of Sammons



                                                          April 28, 2004
*By:  /s/_______________________________________   Date:  ____________
                  Therese M. Michels
                   Attorney-in-Fact
            Pursuant to Power of Attorney



                           Registration No. 333-108437


                         POST EFFECTIVE AMENDMENT NO. 1


--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


--------------------------------------------------------------------------------



                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                    MINDLAND NAITONAL LIFE SEPARATE ACCOUNT C

                                       AND

                     MIDLAND NATIONAL LIFE INSURANCE COMPANY



--------------------------------------------------------------------------------

                                  EXHIBIT INDEX



--------------- ----------------------------------------------------------------
Item            Exhibit
--------------- ----------------------------------------------------------------
24(b)(8)(r)     Amendment to Participation Agreement with Rydex Global Investors
--------------- ----------------------------------------------------------------
24(b)(9)        Opinion and Consent of Counsel - Stephen P. Horvat, Jr.
--------------- ----------------------------------------------------------------
24(b)(10)(a)    Consent of Counsel
--------------- ----------------------------------------------------------------
24(b)(10)(b)    Consent of Independent Auditors
--------------- ----------------------------------------------------------------
24(b)(14)       Power of Attorney
--------------- ----------------------------------------------------------------

Exhibit 24(b)(8)(r)
                                     FORM OF
                     THIRD PARTY INVESTOR SERVICES AGREEMENT
                              RYDEX VARIABLE TRUST


         THIS INVESTOR SERVICES AGREEMENT is made as of March 30, 2004 by Rydex Distributors, Inc. ("RDI"), a Maryland corporation, and Midland National Life Insurance Company(the "Servicer"), an Iowa corporation (the "Agreement").

         WHEREAS, the Rydex Variable Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and its units of beneficial interest ("Shares")are registered with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended (the "1933 Act"); and

         WHEREAS, the Trust offers Shares exclusively to insurance companies who hold the Shares in separate accounts pursuant to variable annuity and variable life insurance contracts they issue;

         WHEREAS, in accordance with the Investor Services Plan adopted by the Trust (the "Plan") and an Investor Services Agreement entered into between the Trust and RDI, the Trust has retained RDI to provide, directly or indirectly, certain services to owners of variable annuity and variable life insurance contracts who engage indirectly in strategic or tactical asset allocation investing ("Investors") in Shares of the investment portfolios of the Trust (the "Funds"); and

         WHEREAS, RDI seeks to retain the Servicer to provide the services described herein to Investors in connection with strategic or tactical asset allocation investing under their variable annuity or variable life insurance contracts.

         NOW THEREFORE, in consideration of the premises and mutual covenants set forth herein, RDI and the Servicer hereby agree as follows:

1.       Investor Services

1.1 Pursuant to the Plan, the Servicer shall provide investor services to Investors. Investor services include some or all of the following:

         (i) printing Fund prospectuses and statements of additional information and mailing them to Investors or to financial advisors who allocate funds for investments in Shares of the Funds on behalf of Investors ("Financial Advisors");

                  (ii) forwarding communications from the Funds to Investors or Financial Advisors, including proxy solicitation material and annual and semiannual reports;

                  (iii) assistance in facilitating and processing increased transactions in Shares of the Funds in connection with strategic or tactical asset allocation investing;

                  (iv) assistance in providing the Fund with advance information on strategic and tactical asset allocation trends and anticipated investment activity in and among the Funds;

                  (v) assisting Investors who wish or need to change Financial Advisers; and

                  (vi) providing support services to Financial Advisers, including, but not limited to: (a) providing Financial Advisers with updates on policies and procedures; (b) answering questions of Financial Advisers regarding the Funds' portfolio investments; (c) providing performance information regarding the Funds; (d) providing information to Financial Advisers regarding the Funds' investment objectives; (e) providing Investor account information to Financial Advisers; and (f) redeeming Fund Shares, if necessary, for the payment of Financial Adviser fees.

1.2 For providing investor services to Investors pursuant to this Agreement, RDI shall compensate the Servicer at the rate of 0.25% of average daily net assets of the Funds attributable to such Investors.

2.       Indemnification and Notification

2.1 The Servicer agrees to indemnify and hold harmless RDI, its several officers and directors and controlling persons against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which the RDI, its officers or directors, or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by RDI, its officers or directors, or any such controlling person resulting from such claims or demands arose: (i) by reason of the Servicer's willful misfeasance, bad faith or negligence in performance of its duties or obligations hereunder or by reason of reckless disregard of its duties or obligations hereunder; (ii) from reliance on information furnished to the RDI by the Servicer or its affiliates; or (iii) from the Servicer's refusal or failure to comply with the terms or conditions of this Agreement.

         RDI agrees to indemnify and hold harmless the Servicer, its several officers and directors and controlling persons against any and all claims, costs, expenses (including reasonable attorneys' fees), losses, damages, charges, payments and liabilities of any sort or kind which the Servicer, its officers or directors, or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, but only to the extent that such liability or expense incurred by the Servicer, its officers or directors, or any such controlling person resulting from such claims or demands arose: (i) by reason of the RDI's willful misfeasance, bad faith or negligence in performance of its duties or obligations hereunder or by reason of reckless disregard of its duties or obligations hereunder; (ii) from reliance on information furnished to the Servicer by RDI or its affiliates; or (iii) from RDI's refusal or failure to comply with the terms or conditions of this Agreement.

2.2 In any case in which one party hereto (the "Indemnifying Party") may be asked to indemnify or hold the other party hereto (the "Indemnified Party") harmless, the Indemnified Party will notify the Indemnifying Party promptly after identifying any situation which it believes presents or appears likely to present a claim for indemnification (an "Indemnification Claim") against the Indemnifying Party, although the failure to do so shall not prevent recovery by the Indemnified Party, and shall keep the Indemnifying Party advised with respect to all developments concerning such situation. The Indemnifying Party shall have the option to defend the Indemnified Party against any Indemnification Claim which may be the subject of this indemnification, and, in the event that the Indemnifying Party so elects, such defense shall be conducted by counsel chosen by the Indemnifying Party and satisfactory to the Indemnified Party, whose approval shall not be unreasonably withheld. In the event that the Indemnifying Party elects to assume the defense of any Indemnification Claim and retains legal counsel, the Indemnified Party shall bear the fees and expenses of any additional legal counsel retained by it. The Indemnified Party will not confess any Indemnification Claim or make any compromise in any case in which the Indemnifying Party will be asked to provide indemnification, except with the Indemnifying Party's prior written consent. The obligations of the parties hereto under this Section 2.2 shall survive the termination of this Agreement.

         In the event that the Indemnifying Party does not elect to assume the defense of any such suit, or in case the Indemnified Party reasonably does not approve of counsel chosen by the Indemnified Party, or in case there is a conflict of interest between the Servicer and RDI, the Indemnifying Party will reimburse the Indemnified Party, its officers, directors and employees, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by the Indemnified Party or such defendants. The Indemnifying Party's indemnification agreement contained in this Section 2.2 and the Indemnifying Party's representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Indemnified Party, its officers, directors or employees, or any controlling persons, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to the Indemnified Party's benefit, to the benefit of its several officers, directors and employees, and their respective estates and to the benefit of the controlling person(s) and their successors. The Indemnifying Party agrees promptly to notify the Indemnified Party of the commencement of any litigation or proceedings against the Indemnifying Party or any of its officers, trustees or directors in connection with the issue and sale of any Shares.


3.       Term

3.1 This Agreement shall become effective on the date first written above and, unless sooner terminated as provided herein. This Agreement is terminable without penalty, on at least sixty days' written notice, by either party.

3.2 In the event a termination notice is given by RDI, all reasonable expenses associated with movement of records and materials and conversion thereof will be borne by RDI.

3.3 In the event a termination notice is given by the Servicer, all reasonable expenses associated with movement of records and materials and conversion thereof will be borne by the Servicer.

4.       Limitation of Liability

4.1 The Servicer shall at all times act in good faith and agrees to use its best efforts, within commercially reasonable limits, to ensure the accuracy of all services performed under this Agreement. The Servicer shall not be liable to RDI for any error of judgment or mistake of law or for any loss suffered by RDI in connection with the performance of its obligations and duties under this Agreement, except a loss resulting from: (i) Servicer's willful misfeasance, bad faith or negligence in the performance of such obligations and duties, or by reason of its reckless disregard thereof; (ii) reliance on information furnished to the RDI by the Servicer or its affiliates; or (iii) the Servicer's refusal or failure to comply with the terms or conditions of this Agreement.

4.2 RDI shall not be liable to the Servicer for any error of judgment or mistake of law or for any loss suffered by the Servicer, except a loss resulting from RDI's willful misfeasance, bad faith or negligence in the performance of its duties and obligations hereunder, or by reason of reckless disregard thereof.

4.3 Each party shall have the duty to mitigate damages for which the other party may become responsible.

5.       Modifications and Waivers

         No change, termination, modification, or waiver of any term or condition of the Agreement shall be valid unless made in writing signed by each party. No such writing shall be effective as against either party unless said writing is executed by an officer of that party. A party's waiver of a breach of any term or condition in the Agreement shall not be deemed a waiver of any subsequent breach of the same or another term or condition.

6.       Severability

         The parties intend every provision of this Agreement to be severable. If a court of competent jurisdiction determines that any term or provision is illegal or invalid for any reason, the illegality or invalidity shall not affect the validity of the remainder of this Agreement. In such case, the parties shall in good faith modify or substitute such provision consistent with the original intent of the parties. Without limiting the generality of this paragraph, if a court determines that any remedy stated in this Agreement has failed of its essential purpose, then all other provisions of this Agreement, including the limitations on liability, shall remain fully effective.

7.       Force Majeure

7.1 No party shall be liable for any default or delay in the performance of its obligations under this Agreement if and to the extent such default or delay is caused, directly or indirectly, by: (i) fire, flood, elements of nature or other acts of God; (ii) any outbreak or escalation of hostilities, war, riots or civil disorders in any country; (iii) any act or omission of the other party or any governmental authority; (iv) any labor disputes (whether or not the employees' demands are reasonable or within the party's power to satisfy); or (v) nonperformance by a third party or any similar cause beyond the reasonable control of such party, including without limitation, failures or fluctuations in telecommunications or other equipment. In any such event, the non-performing party shall be excused from any further performance and observance of the obligations so affected only for so long as such circumstances prevail and such party continues to use commercially reasonable efforts to recommence performance or observance as soon as practicable.

7.2 Notwithstanding any other provision in this Agreement, in the event of equipment failures or the occurrence of events beyond the Servicer's control which render its performance under this Agreement impossible, the Servicer shall at no additional expense to RDI take reasonable steps to minimize service interruptions. The Servicer shall develop and maintain a plan for recovery from equipment failures which may include contractual arrangements with appropriate third parties making reasonable provisions for emergency use of electronic data processing equipment.

9.       Addresses

         Any notice or other instrument authorized or required by this Agreement to be given in writing to the Servicer or RDI shall be sufficiently given if addressed to the party and received by it at its office set forth below or at such other place as it may from time to time designate in writing.

                                    To the Servicer:

                                    Midland National Life Insurance Company
                                    Attn: Senior Vice President, General Counsel
                                    One Midland Plaza
                                    Sioux Falls, SD  57193-0001

                                    To RDI:

                                    Rydex Distributors, Inc.
                                    6116 Executive Boulevard
                                    Suite 400
                                    Rockville, MD  20852
                                    Attn: Joanna Haigney

10. Governing Law/Venue. The laws of the State of Maryland, excluding the laws on conflicts of laws, and the applicable provision of the 1940 Act shall govern the interpretation, validity, and enforcement of this Agreement. To the extent the provisions of Maryland law or the provisions hereof conflict with the 1940 Act, the 1940 Act shall control. All actions arising from or related to this Agreement shall be brought in the state and federal courts within the State of Maryland, and RDI and the Servicer hereby submit themselves to the exclusive jurisdiction of those courts.

11. Counterparts. This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original and which collectively shall be deemed to constitute only one instrument.

12. Captions. The captions of this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

13.      Entire Agreement

         This Agreement, including all Schedules hereto, constitutes the entire agreement between the parties with respect to the subject matter hereof and supersedes all prior and contemporaneous proposals, agreements, contracts, representations, and understandings, whether written or oral, between the parties with respect to the subject matter hereof.

         IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.


                        RYDEX DISTRIBUTORS, INC.


                        By: /s/________________________
                        Name: Carl Verboncoeur
                        Title:   President

                                 MIDLAND NATIONAL LIFE INSURANCE COMPANY




                        By:/s/_________________________
                        Name:  Esfand Dinshaw
                        Title:   Senior Vice President

                             PARTICIPATION AGREEMENT


                                      Among


                              RYDEX VARIABLE TRUST,

                            RYDEX DISTRIBUTORS, INC.

                                       and

               Section 1. MIDLAND NATIONAL LIFE INSURANCE COMPANY

                                   DATED AS OF

                                 MARCH 30, 2004

                                                  TABLE OF CONTENTS


                                                                                                               Page

ARTICLE I.                 Purchase of Trust Shares...............................................................2

ARTICLE II.                Representations and Warranties.........................................................4

ARTICLE III.               Prospectuses, Reports to Shareholders and Proxy Statements; Voting.....................6

ARTICLE IV .               Sales Material and Information.........................................................7

ARTICLE V.                 Fees and Expenses......................................................................9

ARTICLE VI.                Diversification........................................................................9

ARTICLE VII.      Potential Conflicts.............................................................................9

ARTICLE VIII.     Indemnification................................................................................11

ARTICLE IX.                Applicable Law........................................................................16

ARTICLE X.                 Termination...........................................................................16

ARTICLE XI.                Notices...............................................................................17

ARTICLE XII.      Miscellaneous..................................................................................17

SCHEDULE A        Separate Accounts and Associated Contracts.....................................................21

SCHEDULE B        Proxy Voting Procedures........................................................................22


PH02A/13795.1


         THIS AGREEMENT, made and entered into as of the 30th day of March, 2004 by and among MIDLAND NATIONAL LIFE INSURANCE COMPANY (hereinafter the "Company"), An Iowa corporation, on its own behalf and on behalf of each separate account of the Company set forth on Schedule A hereto as may be amended from time to time (each such account hereinafter referred to as the "Account"), RYDEX VARIABLE TRUST (hereinafter the "Trust"), a Delaware business trust, and RYDEX DISTRIBUTORS, INC. (hereinafter the "Underwriter"), a Maryland corporation.

         WHEREAS, the Trust engages in business as an open-end management investment company and is available to act as (i) the investment vehicle for separate accounts established by insurance companies for individual and group life insurance policies and individual and group annuity contracts with variable accumulation and/or pay-out provisions (hereinafter referred to individually and/or collectively as "Variable Insurance Products") and (ii) the investment vehicle for certain qualified pension and retirement plans (hereinafter "Qualified Plans"); and

         WHEREAS, insurance companies desiring to utilize the Trust as an investment vehicle under their Variable Insurance Products enter into participation agreements with the Trust and the Underwriter (the "Participating Insurance Companies");

         WHEREAS, beneficial interests in the Trust are divided into several series of interests or shares, each representing the interest in a particular managed portfolio of securities and other assets, any one or more of which may be made available under this Agreement, as may be amended from time to time by mutual agreement of the parties hereto (each such series is hereinafter referred to as a "Fund"); and

         WHEREAS, the Trust has obtained an order from the Securities and Exchange Commission, dated February 25, 1999 (File No. 812-11344), granting Participating Insurance Companies and Variable Insurance Product separate accounts exemptions from the provisions of Sections 9(a), 13(a), 15(a), and 15(b) of the Investment Company Act of 1940, as amended (hereinafter the "1940 Act"), and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit shares of a Fund to be sold to and held by Variable Insurance Product separate accounts of both affiliated and unaffiliated life insurance companies and Qualified Plans (hereinafter the "Shared Funding Exemptive Order"); and

         WHEREAS, the Trust is registered as an open-end management investment company under the 1940 Act and its shares are registered under the Securities Act of 1933, as amended (hereinafter the "1933 Act"); and

         WHEREAS, the Underwriter is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (hereinafter the "1934 Act"), is a member in good standing of the National Association of Securities Dealers, Inc. (hereinafter "NASD") and serves as principal underwriter of the shares of the Trust; and

         WHEREAS, the Company has registered or will register certain Variable Insurance Products under the 1933 Act; and

         WHEREAS, each Account is a duly organized, validly existing segregated asset account, established by resolution or under authority of the Board of Directors of the Company, on the date shown for such Account on Schedule A hereto, to set aside and invest assets attributable to the aforementioned Variable Insurance Products; and

         WHEREAS, the Company has registered or will register each Account as a unit investment trust under the 1940 Act; and

         WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Company intends to purchase shares in the Funds on behalf of each Account to fund certain of the aforementioned Variable Insurance Products and the Underwriter is authorized to sell such shares to each such Account at net asset value;

         NOW, THEREFORE, in consideration of their mutual promises, the Company, the Trust and each Underwriter agree as follows:


                       ARTICLE I. Purchase of Trust Shares

         1.1. The Trust agrees to make available for purchase by the Company shares of the Trust and shall execute orders placed for each Account on a daily basis at the net asset value next computed after receipt by the Trust or its designee of such order. For purposes of this Section 1.1, the Company shall be the designee of the Trust for receipt of such orders from each Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives the final order by 9:00 a.m. Eastern time on the next following business day. "Business Day" shall mean any day on which the New York Stock Exchange is open for trading and on which the Trust calculates its net asset value pursuant to the rules of the Securities and Exchange Commission.

         1.2. The Trust, so long as this Agreement is in effect, agrees to make its shares available indefinitely for purchase at the applicable net asset value per share by the Company and its Accounts on those days on which the Trust calculates its net asset value pursuant to rules of the Securities and Exchange Commission and the Trust shall use reasonable efforts to calculate such net asset value on each day which the New York Stock Exchange is open for trading. Notwithstanding the foregoing, the Board of Trustees of the Trust (hereinafter the "Board") may refuse to permit the Trust to sell shares of any Fund to any person, or suspend or terminate the offering of shares of any Fund if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Fund.

         1.3. The Trust agrees that shares of the Trust will be sold only to Participating Insurance Companies and their separate accounts and to certain Qualified Plans all in accordance with the requirement of Section 817(h)(1) of the Internal Revenue Code of 1986, as amended ("Code") and Treasury regulation 1.817-5(f). No shares of any Fund will be sold to the general public.

         1.4. The Trust will not make its shares available for purchase by any insurance company or separate account unless an agreement containing provisions substantially the same as in Section 1.3 of Article I, Section 3.5 of Article III, Article VI and Article VII of this Agreement is in effect to govern such sales.

         1.5. The Trust agrees to redeem for cash, on the Company's request, any full or fractional shares of a Trust held by the Company, executing such requests on a daily basis at the net asset value next computed after receipt by the Trust or its designee of the request for redemption. Subject to and in accordance with applicable laws, and subject to written consent of the Company, the Trust may redeem shares for assets other than cash. For purposes of this
Section 1.5, the Company shall be the designee of the Trust for receipt of requests for redemption from each Account and receipt by such designee shall constitute receipt by the Trust; provided that the Trust receives the final request by 9:00 a.m. Eastern time on the next following Business Day.

         1.6. The Company agrees that purchases and redemptions of Fund shares offered by the then current prospectus of the Trust shall be made in accordance with the provisions of such prospectus. The Variable Insurance Products issued by the Company, under which amounts may be invested in the Trust (hereinafter the "Contracts"), are listed on Schedule A attached hereto and incorporated herein by reference, as such Schedule A may be amended from time to time by mutual written agreement of all of the parties hereto.

         1.7. The Company shall pay for Trust shares on the next Business Day after an order to purchase Trust shares is made in accordance with the provisions of Section 1.1 hereof. Payment shall be in federal funds transmitted by wire. For purposes of Section 2.9 and 2.10, upon receipt by the Trust of the federal funds so wired, such funds shall cease to be the responsibility of the Company and shall become the responsibility of the Trust.

         1.8. Issuance and transfer of the Trust's shares will be by book entry only. Stock certificates will not be issued to the Company or any Account. Shares ordered from the Trust will be recorded in an appropriate title for each Account or the appropriate subaccount of each Account.




         1.9. The Trust shall furnish same day notice (by electronic means, wire or telephone, followed by written confirmation) to the Company of any income, dividends or capital gain distributions payable on Fund shares. The Company hereby elects to receive all such income dividends and capital gain distributions as are payable on the Fund shares in additional shares of that Fund. The Company reserves the right to revoke this election and to receive all such income dividends and capital gain distributions in cash. The Trust shall notify the Company of the number of shares so issued as payment of such dividends and distributions.

         1.10. The Trust shall make the net asset value per share for each Fund available to the Company on a daily basis as soon as reasonably practical after the net asset value per share is calculated (normally by 6:30 p.m. Eastern time) and shall use its best efforts to make such net asset value per share available by 7:00 p.m. Eastern time.


                   ARTICLE II. Representations and Warranties

         2.1. The Company represents and warrants that the Contracts are or will be registered under the 1933 Act; that the Contracts will be issued and sold in compliance in all material respects with all applicable federal and state laws and that the sale of the Contracts shall comply in all material respects with state insurance suitability requirements. The Company further represents and warrants that it is an insurance company duly organized and in good standing under applicable law and that it has legally and validly established each Account prior to any issuance or sale thereof as a segregated asset account under Iowa state insurance laws and has registered or, prior to any issuance or sale of the Contracts, will register each Account as a unit investment trust in accordance with the provisions of the 1940 Act to serve as a segregated investment account for the Contracts.

         2.2. The Trust represents and warrants that Trust shares sold pursuant to this Agreement shall be registered under the 1933 Act, duly authorized for issuance and sold in compliance with the laws of the State of Delaware and all applicable federal and state securities laws and that the Trust is and shall remain registered under the 1940 Act. The Trust shall amend the registration statement for its shares under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of its shares. The Trust shall register and qualify the shares for sale in accordance with the laws of the various states, to the extent required by applicable state law.

         2.3. The Trust represents that it is currently qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and that it will maintain such qualification (under Subchapter M or any successor or similar provision) and that it will notify the Company immediately upon having a reasonable basis for believing that it has ceased to so qualify or that it might not so qualify in the future.




         2.4. The Company represents and warrants that the Contracts are currently treated as life insurance policies or annuity contracts, under applicable provisions of the Code and that it will make every effort to maintain such treatment and that it will notify the Trust immediately upon having a reasonable basis for believing that the Contracts have ceased to be so treated or that they might not be so treated in the future.

         2.5. The Trust represents that to the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 under the 1940 Act, it will have a board of trustees, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

         2.6. The Trust represents that the Trust's investment policies, fees and expenses are and shall at all times remain in compliance with the laws of the State of Delaware and the Trust represents that their respective operations are and shall at all times remain in material compliance with the laws of the State of Delaware to the extent required to perform this Agreement.

         2.7. The Trust represents that it is lawfully organized and validly existing under the laws of the State of Delaware and that it does and will comply in all material respects with the 1940 Act.

         2.8. The Underwriter represents and warrants that it is and shall remain duly registered in all material respects to the extent under all applicable federal and state securities laws and that it will perform its obligations for the Trust in compliance in all material respects with the laws of its state of domicile and any applicable state and federal securities laws.

         2.9. The Trust represents and warrants that its directors, officers, and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the minimum coverage as required by Rule 17g-(1) under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid blanket fidelity bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

         2.10. The Company represents and warrants that all of its directors, officers, and employees dealing with the money and/or securities of the Trust are and shall continue to be covered by a blanket fidelity bond or similar coverage for the benefit of the Company and the Separate Account in an amount not less than the minimum coverage as required by Rule 17g-1 under the 1940 Act or related provisions as may be promulgated from time to time. The aforesaid blanket fidelity bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.




ARTICLE III. Prospectuses, Reports to Shareholders and Proxy Statements; Voting

3.1. The Trust or its designee shall provide the Company with as many printed copies of the Trust's current prospectus and statement of additional information as the Company may reasonably request. If requested by the Company, in lieu of providing printed copies the Trust shall provide camera-ready film or computer diskettes containing the Trust's prospectus and statement of additional information, and such other assistance as is reasonably necessary in order for the Company once each year (or more frequently if the prospectus and/or statement of additional information for the Trust is amended during the year) to have the prospectus for the Contracts and the Trust's prospectus printed together in one document, and to have the statement of additional information for the Trust and the statement of additional information for the Contracts printed together in one document. Alternatively, the Company may print the Trust's prospectus and/or its statement of additional information in combination with other trusts or companies' prospectuses and statements of additional information, together with the prospectus and/or statement of additional information for the Contracts.

         3.2. Except as provided in this Section 3.2., all expenses of printing and distributing Trust prospectuses and statements of additional information shall be the expense of the Company. For prospectuses and statements of additional information provided by the Company to its existing owners of Contracts in order to update disclosure as required by the 1933 Act and/or the 1940 Act, the cost of printing shall be borne by the Trust. The Trust will provide camera-ready film or computer diskettes in lieu of receiving printed copies of the Trust's prospectus. The Company agrees to provide the Trust or its designee with such information as may be reasonably requested by the Trust to assure that the Trust's expenses do not include the cost of printing any prospectuses or statements of additional information other than those actually distributed to existing owners of the Contracts.

         3.3. The Trust's statement of additional information shall be obtainable from the Trust, the Company or such other person as the Trust may designate, as agreed upon by the parties.

         3.4. The Trust, at its expense, shall provide the Company with copies of its proxy statements, reports to shareholders, and other communications (except for prospectuses and statements of additional information, which are covered in section 3.1) to shareholders in such quantity as the Company shall reasonably require for distributing to Contract owners.

         3.5.  If and to the extent required by law the Company shall:

                  (i)      solicit voting instructions from Contract owners;

                  (ii) vote the Fund shares in accordance with instructions received from Contract owners; and

                  (iii) vote Fund shares for which no instructions have been received in the same proportion as Trust shares of such Fund for which instructions have been received,

so long as and to the extent that the Securities and Exchange Commission continues to interpret the 1940 Act to require pass-through voting privileges for variable contract owners. The Company reserves the right to vote Fund shares held in any Account in its own right, to the extent permitted by law. The Trust and the Company shall follow the procedures, and shall have the corresponding responsibilities, for the handling of proxy and voting instruction solicitations, as set forth in Schedule B attached hereto and incorporated herein by reference. Participating Insurance Companies shall be responsible for ensuring that each of their separate accounts participating in a Fund calculates voting privileges in a manner consistent with the standards set forth on Schedule B, which standards will also be provided to the other Participating Insurance Companies.

         3.6. The Trust will comply with all provisions of the 1940 Act requiring voting by shareholders, and in particular the Trust will either provide for annual meetings or comply with Section 16(c) of the 1940 Act (although the Trust is not one of the trusts described in Section 16(c) of that Act) as well as with Sections 16(a) and, if and when applicable, 16(b). Further, the Trust will act in accordance with the Securities and Exchange Commission's interpretation of the requirements of Section 16(a) with respect to periodic elections of directors and with whatever rules the Commission may promulgate with respect thereto.

         3.7. The Trust shall use reasonable efforts to provide Trust prospectuses, reports to shareholders, proxy materials and other Trust communications (or camera-ready equivalents) to the Company sufficiently in advance of the Company's mailing dates to enable the Company to complete, at reasonable cost, the printing, assembling and distribution of the communications in accordance with applicable laws and regulations.

                   ARTICLE IV. Sales Material and Information

         4.1. The Company shall furnish, or shall cause to be furnished, to the Underwriter, each piece of sales literature or other promotional material in which the Trust or the Underwriter is named, at least five Business Days prior to its use. No such material shall be used if the Trust or its designee reasonably objects to such use within five Business Days after receipt of such material.




         4.2. The Company shall not give any information or make any representations or statements on behalf of the Trust or concerning the Trust in connection with the sale of the Contracts other than the information or representations contained in the registration statement or prospectus for the Trust, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved by the Trust or its designee, except with the permission of the Trust.

         4.3. The Trust or its designee shall furnish, or shall cause to be furnished, to the Company or its designee, each piece of sales literature or other promotional material in which the Company or its separate account(s) or Contracts are named at least five Business Days prior to its use. No such material shall be used if the Company or its designee reasonably objects to such use within five Business Days after receipt of such material.

         4.4. The Trust and the Underwriter shall not give any information or make any representations on behalf of the Company or concerning the Company, each Account, or the Contracts, other than the information or representations contained in a registration statement or prospectus for the Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in published reports for each Account which are in the public domain or approved by the Company for distribution to Contract owners, or in sales literature or other promotional material approved by the Company or its designee, except with the permission of the Company.

         4.5. The Trust will provide to the Company at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, proxy statements, sales literature and other promotional materials, applications for exemptions, requests for no-action letters, and all amendments to any of the above, that relate to the Trust or its shares, contemporaneously with the filing of such document with the Securities and Exchange Commission or other regulatory authorities.

         4.6. The Company will provide to the Trust at least one complete copy of all registration statements, prospectuses, statements of additional information, reports, solicitations for voting instructions, sales literature and other promotional materials, applications for exemptions, requests for no action letters, and all amendments to any of the above, that relate to the investment in the Trust under the Contracts, contemporaneously with the filing of such document with the Securities and Exchange Commission or other regulatory authorities.




         4.7. For purposes of this Article IV, the phrase "sales literature or other promotional material" includes, but is not limited to, any of the following that refer to the Trust or any affiliate of the Trust: advertisements (such as material published, or designed for use in, a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees, and registration statements, prospectuses, statements of additional information, shareholder reports, and proxy materials.



                          ARTICLE V. Fees and Expenses

         5.1. The Trust shall pay no fee or other compensation to the Company under this Agreement, except that if the Trust or any Fund adopts and implements a plan pursuant to Rule 12b-1 to finance distribution expenses or a shareholder servicing plan to finance investor services, then payments may be made to the Company, or to the underwriter for the Contracts, or to other service providers if and in amounts agreed upon by the parties.

         5.2. All expenses incident to performance by the Trust under this Agreement shall be paid by the Trust. The Trust shall see to it that all its shares are registered and authorized for issuance in accordance with applicable federal law and, if and to the extent deemed advisable by the Trust, in accordance with applicable state laws prior to their sale. The Trust shall bear the expenses for the cost of registration and qualification of Fund shares, preparation and filing of the Trust's prospectus and registration statement, proxy materials and reports, setting the prospectus in type, setting in type and printing the proxy materials and reports to shareholders (including the costs of printing a prospectus that constitutes an annual report), distributing the Trust proxy materials to owners of Contracts, the preparation of all statements and notices required by any federal or state law, and all taxes on the issuance or transfer of Fund shares.

         5.3. The Company shall bear the expenses of distributing the Trust's prospectus, proxy materials and reports to owners of Contracts issued by the Company, other than the expenses of distributing prospectuses and statements of additional information to existing contract owners.

                           ARTICLE VI. Diversification

         6.1. The Trust will at all times invest money from the Contracts in such a manner as to ensure that the Contracts will be treated as variable contracts under the Code and the regulations issued thereunder. Without limiting the scope of the foregoing, the Trust will at all times comply with Section 817(h) of the Code and Treasury Regulation 1.817-5, relating to the diversification requirements for variable annuity, endowment, or life insurance contracts and any amendments or other modifications to such Section or Regulations. In the event of a breach of this Article VI by a Fund, the Trust will take all reasonable steps (a) to notify Company of such breach and (b) to adequately diversify the Fund so as to achieve compliance within the grace period afforded by Regulation 1.817-5.

                        ARTICLE VII. Potential Conflicts

         7.1. The Board will monitor the Trust for the existence of any material irreconcilable conflict between the interests of the contract owners of all separate accounts investing in the Trust. An irreconcilable material conflict may arise for a variety of reasons, including: (a) an action by any state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or any similar action by insurance, tax, or securities regulatory authorities; (c) an administrative or judicial decision in any relevant proceeding; (d) the manner in which the investments of any Fund are being managed; (e) a difference in voting instructions given by Variable Insurance Product owners; or (f) a decision by a Participating Insurance Company to disregard the voting instructions of contract owners. The Board shall promptly inform the Company if it determines that an irreconcilable material conflict exists and the implications thereof.

         7.2. The Company will report any potential or existing conflicts of which it is aware to the Board. The Company will assist the Board in carrying out its responsibilities under the Shared Funding Exemptive Order, by providing the Board with all information reasonably necessary for the Board to consider any issues raised. This includes, but is not limited to, an obligation by the Company to inform the Board whenever contract owner voting instructions are disregarded.

         7.3. If it is determined by a majority of the Board, or a majority of its disinterested members, that a material irreconcilable conflict exists, the Company and other Participating Insurance Companies shall, at their expense and to the extent reasonably practicable (as determined by a majority of the disinterested directors), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including: (1) withdrawing the assets allocable to some or all of the separate accounts from the Trust or any Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Fund of the Trust, or submitting the question whether such segregation should be implemented to a vote of all affected Contract owners and, as appropriate, segregating the assets of any appropriate group (i.e., annuity contract owners, life insurance policy owners, or variable contract owners of one or more Participating Insurance Companies) that votes in favor of such segregation, or offering to the affected contract owners the option of making such a change; and (2) establishing a new registered management investment company or managed separate account.

         7.4. If a material irreconcilable conflict arises because of a decision by the Company to disregard contract owner voting instructions and that decision represents a minority position or would preclude a majority vote, the Company may be required, at the Trust's election, to withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account (at the Company's expense); provided, however that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board.

         7.5. If a material irreconcilable conflict arises because a particular state insurance regulator's decision applicable to the Company conflicts with the position of the majority of other state regulators, then the Company will withdraw the affected Account's investment in the Trust and terminate this Agreement with respect to such Account within six months after the Board informs the Company in writing that it has determined that such decision has created an irreconcilable material conflict; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the disinterested members of the Board. Until the end of the foregoing six month period, the Underwriter and Trust shall continue to accept and implement orders by the Company for the purchase (and redemption) of shares of the Trust.

         7.6. For purposes of Sections 7.3 through 7.6 of this Agreement, a majority of the disinterested members of the Board shall determine whether any proposed action adequately remedies any irreconcilable material conflict, but in no event will the Trust be required to establish a new funding medium for the Contracts. The Company shall not be required by Section 7.3 to establish a new funding medium for the Contracts if an offer to do so has been declined by vote of a majority of Contract owners materially adversely affected by the irreconcilable material conflict.

         7.7. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provision of the 1940 Act or the rules promulgated thereunder with respect to mixed or shared funding (as defined in the Shared Funding Exemptive Order) on terms and conditions materially different from those contained in the Shared Funding Exemptive Order, then (a) the Trust and/or the Participating Insurance Companies, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, and Rule 6e-3, as adopted, to the extent such rules are applicable; and (b) Sections 3.4, 3.5, 7.1, 7.2, 7.3, 7.4, and 7.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                          ARTICLE VIII. Indemnification

         8.1.  Indemnification By The Company
         8.1(a) The Company agrees to indemnify and hold harmless the Trust and each member of the Board and each officer and employee of the Trust, the Underwriter and each director, officer and employee of the Underwriter, and each person, if any, who controls the Trust, or the Underwriter within the meaning of
Section 15 of the 1933 Act (collectively, an "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Company) or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities, or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of Fund shares or the Contracts and:

                           (i) arise out of or are based upon any untrue
                  statements or alleged untrue statements of any material fact contained in the registration statement or prospectus or statement of additional information for the Contracts or contained in the Contracts or sales literature for the Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Company by or on behalf of the Trust for use in the registration statement or prospectus or statement of additional information for the Contracts or in the Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Trust shares; or

                           (ii) arise out of or as a result of statements or
                  representations (other than statements or representations contained in the registration statement, prospectus, statement of additional information or sales literature of the Trust not supplied by the Company, or persons under its control and other than statements or representations authorized by the Trust or the Underwriter) or unlawful conduct of the Company or persons under its control, with respect to the sale or distribution of the Contracts or Trust shares; or

                           (iii) arise out of or result from any untrue
                  statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company; or

                           (iv) arise as a result of any failure by the Company
                  to provide the services and furnish the materials under the terms of this Agreement; or

                           (v) arise out of or result from any material breach
                  of any representation or warranty made by the Company in this Agreement or arise out of or result from any other material breach of this Agreement by the Company, as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof.

         8.1(b). The Company shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations or duties under this Agreement.

         8.1(c). The Company shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Company in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Company of any such claim shall not relieve the Company from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Company shall be entitled to participate, at its own expense, in the defense of such action. The Company also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Company to such party of the Company's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Company will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.1(d). The Indemnified Parties will promptly notify the Company of the commencement of any litigation or proceedings against them in connection with the issuance or sale of the Trust shares or the Contracts or the operation of the Trust.

         8.2.  Indemnification by the Underwriter
         8.2(a). The Underwriter agrees to indemnify and hold harmless the Company and each of its directors, officers and employees and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (collectively, an "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Underwriter) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of shares of a Fund or the Contracts and:

                  (i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the registration statement, prospectus, statement of additional information or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Trust by or on behalf of the Company for use in the registration statement, prospectus, statement of additional information for the Trust or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Contracts or Fund shares; or

                  (ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus, statement of additional information or sales literature for the Contracts not supplied by the Trust or persons under its control and other than statements or representations authorized by the Company) or unlawful conduct of the Trust, Underwriter(s) or Underwriter or persons under their control, with respect to the sale or distribution of the Contracts or Fund shares; or

                  (iii) arise out of or as a result of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information or sales literature covering the Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Company by or on behalf of the Trust; or

                  (iv) arise as a result of any failure by the Trust to provide the services and furnish the materials under the terms of this Agreement, or

                  (v) arise out of or result from any material breach of any representation and/or warranty made by the Trust or Underwriter in this Agreement or arise out of or result from any other material breach of this Agreement by the Underwriter; as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof.

         8.2(b). The Underwriter shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities, or litigation incurred or assessed against an Indemnified Party as such may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

         8.2(c). The Underwriter shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Underwriter in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Underwriter of any such claim shall not relieve the Underwriter from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Underwriter will be entitled to participate, at its own expense, in the defense thereof. The Underwriter also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Underwriter to such party of the Underwriter's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Underwriter will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.2(d). The Company agrees promptly to notify the Underwriter of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of the Contracts or the operation of each Account.


         8.3.  Indemnification by the Trust
         8.3(a). The Trust agrees to indemnify and hold harmless the Company, and each of its directors and officers and each person, if any, who controls the Company within the meaning of Section 15 of the 1933 Act (hereinafter collectively, the "Indemnified Parties" and individually, "Indemnified Party," for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust) or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, and are related to the operations of the Trust and:

                  (i) arise as a result of any failure by the Trust to provide the services and furnish the materials under the terms of this Agreement; or

                  (ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

         8.3(b). The Trust shall not be liable under this indemnification provision with respect to any losses, claims, damages, liabilities or litigation incurred or assessed against an Indemnified Party as may arise from such Indemnified Party's willful misfeasance, bad faith, or gross negligence in the performance of such Indemnified Party's duties or by reason of such Indemnified Party's reckless disregard of obligations and duties under this Agreement.

         8.3(c). The Trust shall not be liable under this indemnification provision with respect to any claim made against an Indemnified Party unless such Indemnified Party shall have notified the Trust in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Indemnified Party (or after such Indemnified Party shall have received notice of such service on any designated agent), but failure to notify the Trust of any such claim shall not relieve the Trust from any liability which it may have to the Indemnified Party against whom such action is brought otherwise than on account of this indemnification provision. In case any such action is brought against the Indemnified Parties, the Trust will be entitled to participate, at its own expense, in the defense thereof. The Trust also shall be entitled to assume the defense thereof, with counsel satisfactory to the party named in the action. After notice from the Trust to such party of the Trust's election to assume the defense thereof, the Indemnified Party shall bear the fees and expenses of any additional counsel retained by it, and the Trust will not be liable to such party under this Agreement for any legal or other expenses subsequently incurred by such party independently in connection with the defense thereof other than reasonable costs of investigation.

         8.3(d). The Company agrees promptly to notify the Trust of the commencement of any litigation or proceedings against it or any of its respective officers or directors in connection with this Agreement, the issuance or sale of the Contracts, with respect to the operation of either Account, or the sale or acquisition of shares of the Trust.

                           ARTICLE IX. Applicable Law

         9.1. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the substantive laws of the State of Delaware.

         9.2. This Agreement shall be subject to the provisions of the 1933, 1934 and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the Securities and Exchange Commission may grant (including, but not limited to, the Shared Funding Exemptive Order) and the terms hereof shall be interpreted and construed in accordance therewith.

                             ARTICLE X. Termination

         10.1. This Agreement shall continue in full force and effect until the first to occur of:

         (a) termination by any party for any reason by one hundred and eighty (180) days advance written notice delivered to the other parties; or

         (b) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund based upon the Company's determination that shares of such Fund are not reasonably available to meet the requirements of the Contracts; or

         (c) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund in the event any of the Fund's shares are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts issued or to be issued by the Company; or

         (d) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund in the event that such Fund ceases to qualify as a Regulated Investment Company under Subchapter M of the Code or under any successor or similar provision, or if the Company reasonably believes that the Trust may fail to so qualify; or

         (e) termination by the Company by written notice to the Trust and the Underwriter with respect to any Fund in the event that such Fund falls to meet the diversification requirements specified in Article VI hereof; or

         (f) termination by the Trust by written notice to the Company if the Trust shall determine, in its sole judgment exercised in good faith, that the Company and/or its affiliated companies has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity, or

         (g) termination by the Company by written notice to the Trust and the Underwriter, if the Company shall determine, in its sole judgment exercised in good faith, that either the Trust or the Underwriter has suffered a material adverse change in its business, operations, financial condition or prospects since the date of this Agreement or is the subject of material adverse publicity; or

         10.2. Notwithstanding any termination of this Agreement, the Trust shall, at the option of the Company, continue to make available additional shares of the Trust pursuant to the terms and conditions of this Agreement, for all Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing, Contracts"). Specifically, without limitation, the owners of the Existing Contracts shall be permitted to direct reallocation of investments in the Trust, redemption of investments in the Trust and investment in the Trust upon the making of additional purchase payments under the Existing Contracts. The parties agree that this Section 10.2 shall not apply to any terminations under Article VII and the effect of such Article VII terminations shall be governed by Article VII of this Agreement.

         10.3. The Company shall not redeem Trust shares attributable to the Contracts (as distinct from Trust shares attributable to the Company's assets held in the Account) except (i) as necessary to implement Contract Owner initiated or approved transactions, or (ii) as required by state and/or federal laws or regulations or judicial or other legal precedent of general application (hereinafter referred to as a "Legally Required Redemption") or (iii) as permitted by an order of the Securities and Exchange Commission pursuant to
Section 26(b) of the 1940 Act. Upon request, the Company will promptly furnish to the Trust the opinion of counsel for the Company (which counsel shall be reasonably satisfactory to the Trust) to the effect that any redemption pursuant to clause (ii) above is a Legally Required Redemption. Furthermore, except in cases where permitted under the terms of the Contracts, the Company shall not prevent Contract Owners from allocating payments to a Fund that was otherwise available under the Contracts without first giving the Trust 90 days prior written notice of its intention to do so.

                               ARTICLE XI. Notices

         Any notice shall be sufficiently given when sent by registered or certified mail to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

         If to the Trust:
                  Rydex Variable Trust
                  6116 Executive Boulevard, Suite 400
                  Rockville, MD  20852

         If to Underwriter:
                  Rydex Distributors, Inc.
                  6116 Executive Boulevard, Suite 400
                  Rockville, MD  20852


         If to the Company:
                  Midland National Life Insurance Company
                  Attn: Senior Vice President, General Counsel
                  One Midland Plaza
                  Sioux Falls, SD  57193-0001



                           ARTICLE XII. Miscellaneous

         12.1. All persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Board, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust.

         12.2. Subject to the requirements of legal process and regulatory authority, each party hereto shall treat as confidential the names and addresses of the owners of the Contracts and all information reasonably identified as confidential in writing by any other party hereto and, except as permitted by this Agreement, shall not disclose, disseminate or utilize such names and addresses and other confidential information until such time as it may come into the public domain without the express written consent of the affected party.

         12.3. The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

         12.4. This Agreement may be executed simultaneously in two or more counterparts, each of which taken together shall constitute one and the same instrument.

         12.5. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

         12.6. Each party hereto shall cooperate with each other party and all appropriate governmental authorities (including without limitation the Securities and Exchange Commission, the National Association of Securities Dealers and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby. Notwithstanding the generality of the foregoing, each party hereto further agrees to furnish the California Insurance Commissioner with any information or reports in connection with services provided under this Agreement which such Commissioner may request in order to ascertain whether the insurance operations of the Company are being conducted in a manner consistent with the California Insurance Regulations and any other applicable law or regulations.

         12.7. The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations at law or in equity, which the parties hereto are entitled to under state and federal laws.

         12.8. This Agreement or any of the rights and obligations hereunder may not be assigned by any party without the prior written consent of all parties hereto; provided, however, that an Underwriter may assign this Agreement or any rights or obligations hereunder to any affiliate of or company under common control with the Underwriter, if such assignee is duly licensed and registered to perform the obligations of the Underwriter under this Agreement.

         12.9. The Company shall furnish, or shall cause to be furnished, to the Trust or its designee copies of the following reports:

                  (a) the Company's annual statement (prepared under statutory accounting principles) and annual report (prepared under generally accepted accounting principles ("GAAP"), if any), as soon as practical and in any event within 90 days after the end of each fiscal year;

                  (b) the Company's quarterly statements (statutory) (and GAAP, if any), as soon as practical and in any event within 45 days after the end of each quarterly period:

                  (c) any registration statement (without exhibits) and financial reports of the Company filed with the Securities and Exchange Commission or any state insurance regulator, as soon as practical after the filing thereof;

                  (d) any other report submitted to the Company by independent accountants in connection with any annual, interim or special audit made by them of the books of the Company, as soon as practical after the receipt thereof.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and on its behalf by its duly authorized representative and its seal to be hereunder affixed hereto as of the date specified above.


MIDLAND NATIONAL LIFE INSURANCE COMPANY

By:      ______________________________
1.1      Esfand Dinshaw


1.2      Senior Vice President



RYDEX VARIABLE TRUST

By:      ______________________________
         Albert P. ViraghCarl Verboncoeur
         President



RYDEX DISTRIBUTORS, INC.

By:      ______________________________
         Albert P. ViraghCarl Verboncoeur
         President

                                   SCHEDULE A

                   SEPARATE ACCOUNTS AND ASSOCIATED CONTRACTS

Shares of the Funds of the Trust shall be made available as investments for the following Separate Accounts:


    Name of Separate Account and                     Form Number and Name of Contract
Date Established by Board of Directors                      Funded by Separate Account
------------------------------------------   -------------------------------------------------
Separate Account C, established March 1991   Form AS087A, National Advantage(R)Variable Annuity
                                              Form AS085A, Advantage IISM Variable Annuity





                                   SCHEDULE B

                             PROXY VOTING PROCEDURES


The following is a list of procedures and corresponding responsibilities for the handling of proxies and voting instructions relating to the Trust. The defined terms herein shall have the meanings assigned in the Participation Agreement except that the term "Company" shall also include the department or third party assigned by the Company to perform the steps delineated below.

1 The proxy proposals are given to the Company by the Trust as early as possible before the date set by the Trust for the shareholder meeting to enable the Company to consider and prepare for the solicitation of voting instructions from owners of the Contracts and to facilitate the establishment of tabulation procedures. At this time the Trust will inform the Company of the Record, Mailing and Meeting dates. This will be done verbally approximately two months before meeting.

2 Promptly after the Record Date, the Company will perform a "tape run", or other activity, which will generate the names, addresses and number of units which are attributed to each contract owner/policyholder (the "Customer") as of the Record Date. Allowance should be made for account adjustments made after this date that could affect the status of the Customers' accounts as of the Record Date.

         Note: The number of proxy statements is determined by the activities described in this Step #2. The Company will use its best efforts to call in the number of Customers to the Trust , as soon as possible, but no later than two weeks after the Record Date.

3 The Trust's Annual Report must be sent to each Customer by the Company either before or together with the Customers' receipt of voting, instruction solicitation material. The Trust will provide the last Annual Report to the Company pursuant to the terms of Section 3.3 of the Agreement to which this Schedule relates.

4 The text and format for the Voting Instruction Cards ("Cards" or "Card") is provided to the Company by the Trust. The Company, at its expense, shall produce and personalize the Voting Instruction Cards. The Trust or its affiliate must approve the Card before it is printed. Allow approximately 2-4 business days for printing information on the Cards. Information commonly found on the Cards includes:

         a        name (legal name as found on account registration)
         b        address
         c        Trust or account number
         d        coding to state number of units



         e individual Card number for use in tracking and verification of votes (already on Cards as printed by the Trust).

(This and related steps may occur later in the chronological process due to possible uncertainties relating to the proposals.)

5 During this time, the Trust will develop, produce and pay for the Notice of Proxy and the Proxy Statement (one document). Printed and folded notices and statements will be sent to Company for insertion into envelopes (envelopes and return envelopes are provided and paid for by the Company). Contents of envelope sent to Customers by the Company will include:

         a        Voting Instruction Card(s)

         b        one proxy notice and statement (one document)

         c return envelope (postage pre-paid by Company) addressed to the Company or its tabulation agent

         d "urge buckslip" - optional, but recommended. (This is a small, single sheet of paper that requests Customers to vote as quickly as possible and that their vote is important. One copy will be supplied by the Trust.)

         e cover letter - optional, supplied by Company and reviewed and approved in advance by the Trust

6 The above contents should be received by the Company approximately 3-5 business days before mail date. Individual in charge at Company reviews and approves the contents of the mailing package to ensure correctness and completeness. Copy of this approval sent to the Trust.

7        Package mailed by the Company.
         * The Trust must allow at least a 15-day solicitation time to the Company as the shareowner. (A 5-week period is recommended.) Solicitation time is calculated as calendar days from (but not including,) the meeting, counting backwards.

8 Collection and tabulation of Cards begins. Tabulation usually takes place in another department or another vendor depending on process used. An often used procedure is to sort Cards on arrival by proposal into vote categories of all yes, no, or mixed replies, and to begin data entry.

         Note: Postmarks are not generally needed. A need for postmark information would be due to an insurance company's internal procedure and has not been required by the Trust in the past.

9 Signatures on Card checked against legal name on account registration which was printed on the Card.



         Note: For Example, if the account registration is under "John A. Smith, Trustee," then that is the exact legal name to be printed on the Card and is the signature needed on the Card.

10 If Cards are mutilated, or for any reason are illegible or are not signed properly, they are sent back to Customer with an explanatory letter and a new Card and return envelope. The mutilated or illegible Card is disregarded and considered to be not received for purposes of vote tabulation. Any Cards that have been "kicked out" (e.g. mutilated, illegible) of the procedure are "hand verified," i.e., examined as to why they did not complete the system. Any questions on those Cards are usually remedied individually.

11 There are various control procedures used to ensure proper tabulation of votes and accuracy of that tabulation. The most prevalent is to sort the Cards as they first arrive into categories depending upon their vote; an estimate of how the vote is progressing may then be calculated. If the initial estimates and the actual vote do not coincide, then an internal audit of that vote should occur. This may entail a recount.

12 The actual tabulation of votes is done in units which is then converted to shares. (It is very important that the Trust receives the tabulations stated in terms of a percentage and the number of shares.) The Trust must review and approve tabulation format.

13 Final tabulation in shares is verbally given by the Company to the Trust on the morning of the meeting not later than 10:00 a.m. Eastern time. The Trust may request an earlier deadline if reasonable and if required to calculate the vote in time for the meeting.

14 A Certification of Mailing and Authorization to Vote Shares will be required from the Company as well as an original copy of the final vote. The Trust will provide a standard form for each Certification.

15 The Company will be required to box and archive the Cards received from the Customers. In the event that any vote is challenged or if otherwise necessary for legal, regulatory, or accounting purposes, the Trust will be permitted reasonable access to such Cards.

16 All approvals and "signing-off' may be done orally, but must always be followed up in writing.

April 28, 2004



The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:

With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-108437 Post-Effective Amendment No.
1) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,



/s/Stephen P. Horvat, Jr.


Stephen P. Horvat, Jr.
Senior Vice President, Secretary and General Counsel

April 27, 2004




Midland National Life Insurance Company
One Midland Plaza
Sioux Falls, SD  57193

                  RE:      Advantage II Variable Annuity
                           Form N-4, File No. 333-108437

Gentlemen:

                  We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed by Midland National Life Separate Account C for certain variable annuity contracts (File No. 333-108437). In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                 Very truly yours,

                                 SUTHERLAND ASBILL & BRENNAN LLP



                                 By:      /s/
                                      -------------------------------
                                         Frederick R. Bellamy

CONSENT OF INDEPENDENT ACCOUNTANTS

We consent to the inclusion in Post effective Amendment No. 1 to this Registration Statement of Midland National Life Separate Account C on Form N-4 (File No. 333-108437) of our report dated March 18, 2004 on our audit of the financial statements of Midland National Life Separate Account C and our report dated March 3, 2004 on our audit of the financial statements of Midland National Life Insurance Company, respectively, which appear in such Registration Statement. We also consent to the reference of our firm under the caption "Financial Statements" and "Experts" in such Registration Statement.

                                                     /s/
                                                     PRICEWATERHOUSECOOPERS LLP

Minneapolis, Minnesota
April 26, 2004

                                POWER OF ATTORNEY



The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Therese M. Michels, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this _____day of ________________ 2003.


SIGNATURE                  DATE             SIGNATURE                 DATE

/s/                        1/8/03           /s/                       1/7/03
-------------------------- ------           ------------------------- ------
Michael M. Masterson                        John J. Craig II



/s/                        1/703            /s/                       1/7/03
-------------------------- -----            ------------------------- ------
Steven C. Palmitier                         Donald J. Iverson



/s/                        1/7/03           /s/                       1/7/03
-------------------------- --------         ------------------------- ------
Stephen P. Horvat, Jr.                      Thomas M. Meyer



/s/                        1/8/03
-------------------------- ------
Robert W. Korba